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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number          811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            September 30

Date of reporting period:          July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Vote Summary
LENOVO GROUP LTD
Security	Y5257Y107	Meeting Type			Annual General Meeting
Ticker Symbol	992 HK	Meeting Date			03-Jul-2012
ISIN	HK0992009065	Agenda			703878011 - Management
City	HONG KONG	Holding Recon Date			28-Jun-2012
Country	Hong Kong	Vote Deadline Date			27-Jun-2012
SEDOL(s)	5924279 - 6218089 - B01DLP9 - B175X83	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listconews/sehk/20 12/0531/LTN20120531246.pdf	Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED- THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	To receive and consider the audited accounts for the year ended March 31, 2012 together with the reports of the directors and auditor thereon	Management	For	For
2	To declare a final dividend for the issued ordinary shares for the year ended March 31, 2012	Management	For	For
3(a)	To re-elect Mr. Zhao John Huan as director	Management	For	For
3(b)	To re-elect Mr. Nobuyuki Idei as director	Management	For	For
3(c)	To re-elect Mr. Zhu Linan as director	Management	For	For
3(d)	To re-elect Ms. Ma Xuezheng as director	Management	For	For
3(e)	To re-elect Mr. Ting Lee Sen as director	Management	For	For
3(f)	To re-elect Mr. William O. Grabe as director	Management	For	For
3(g)	To authorize the board of directors to fix directors' fees	Management	For	For
4	To re-appoint PricewaterhouseCoopers as auditor and authorize the board of directors to fix auditor's remuneration	Management	For	For
5
Ordinary Resolution - To grant a general mandate to
the directors to allot, issue and deal with additional
ordinary shares not exceeding 20% of the aggregate
nominal amount of the issued ordinary share capital
of the Company
		Management	Against	Against
6	Ordinary Resolution - To grant a general mandate to the directors to repurchase ordinary shares not exceeding 10% of the aggregate nominal amount of the issued ordinary share capital of the Company	Management	For	For
7	Ordinary Resolution - To extend the general mandate to the directors to issue new ordinary shares of the Company by adding the number of the shares repurchased	Management	Against	Against
GRUPO MODELO SAB DE CV
Security	P4833F104	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	GMODELOC MM	Meeting Date			20-Jul-2012
ISIN	MXP4833F1044	Agenda			703965852 - Management
City	SANTA FE	Holding Recon Date			12-Jul-2012
Country	Mexico	Vote Deadline Date			16-Jul-2012
SEDOL(s)	2380539 - 7715277 - B01DJ55 - B1BQGV6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
I
Discussion and, if deemed appropriate, approval of
an increase in the minimum fixed part of the share
capital, which would be carried out through the
conversion of all of the Series C, Class II shares that
fully correspond to the variable part of the share
capital, into an equal number of shares of the same
series C, Class I, with identical characteristics, which
would thereafter correspond to the minimum fixed
part of the share capital. as a consequence, the
minimum fixed part of the share capital would
increase by MXN 955,080,503.00, while the variable
part would decrease in an identical amount, for
which reason the total share capital of the company
would not be changed. resolutions in this regard,
including the appropriate amendment to article 6 and
article 7 of the corporate bylaws. resolutions in this
regard
Management
II	Discussion and, if deemed appropriate, approval of an amendment to articles 29 and 41 of the corporate bylaws. resolutions in this regard	Management
III
Discussion and, if deemed appropriate, approval of a
proposal for the merger of the company, under which
Grupo Modelo, S.A.B. De C.V, as the company
conducting the merger, would merge with the
companies called Diblo, S.A. De C.V. and Direccion
De Fabricas, S.A. De C.V., which would be
extinguished as the companies being merged.
approval of the general balance sheet of the
company to May 31, 2012, on the basis of which the
merger would be carried out. resolutions in this
regard
Management
IV
Discussion and, if deemed appropriate, approval of a
complete amendment of the corporate bylaws of the
company, including the ratification or designation of
the members of the board of directors as a
consequence of the resolutions that may be passed.
resolutions in this regard
Management
V	Designation of delegates who will formalize and carry out the resolutions that the general meeting passes. resolutions in this regard	Management
CMMT	PLEASE NOTE THAT THIS MEETING HAS NO VOTING RIGHTS. THANK YOU.	Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO RECEIPT OF ADDITIONAL COMMENT. IF Y-
OU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM
UNLES-S YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
DMCI HOLDINGS INC
Security	Y2088F100	Meeting Type			Annual General Meeting
Ticker Symbol	DMC PM	Meeting Date			25-Jul-2012
ISIN	PHY2088F1004	Agenda			703956980 - Management
City	MAKATI CITY	Holding Recon Date			15-Jun-2012
Country	Philippines	Vote Deadline Date			10-Jul-2012
SEDOL(s)	6272483 - B01ZLS8	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT
TO MEETING ID 966062 DUE TO CHANGE IN SE-
QUENCE OF AGENDA AND ADDITION OF
RESOLUTION. ALL VOTES RECEIVED ON THE
PREVIOU-S MEETING WILL BE DISREGARDED
AND YOU WILL NEED TO REINSTRUCT ON THIS
MEETING-NOTICE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY-FOR RESOLUTION NUMBERS "4.1 TO 4.9". THANK YOU.	Non-Voting
1	Approval of the minutes of the previous annual meeting of stockholders held on July 27, 2011	Management	For	For
2	Ratification of all the acts and resolutions of the Board of Directors, officers and management of the Corporation from the last fiscal year to date	Management	For	For
3	Approval of the Selection of SyCip Gorres Velayo & Co. as Independent Auditors	Management	For	For
4.1	Election of Director: David M. Consunji	Management	For	For
4.2	Election of Director: Cesar A. Buenaventura	Management	For	For
4.3	Election of Director: Isidro A. Consunji	Management	For	For
4.4	Election of Director: Jorge A. Consunji	Management	For	For
4.5	Election of Director: Victor A. Consunji	Management	For	For
4.6	Election of Director: Herbert M. Consunji	Management	For	For
4.7	Election of Director: MA. Edwina C. Laperal	Management	For	For
4.8	Election of Independent Director: Honorio O. Reyes- Lao	Management	For	For
4.9	Election of Independent Director: Antonio Jose U. Periquet	Management	For	For
5	In their discretion, the Proxies are authorized to vote upon such other matters as may properly come before the meeting	Management	Against	Against
KOREA AEROSPACE INDUSTRIES LTD, SACHEON
Security	Y4838Q105	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	047810 KS	Meeting Date			14-Aug-2012
ISIN	KR7047810007	Agenda			703949000 - Management
City	SACHEON SI	Holding Recon Date			18-Jul-2012
Country	Korea, Republic Of	Vote Deadline Date			02-Aug-2012
SEDOL(s)	B3N3363	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Election of outside directors candidates: Yang Don Seon, Gu Young Bo, Kwon O Hyeong, I Hyeon Cheol	Management	For	For
CNOOC LTD, HONG KONG
Security	Y1662W117	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	883 HK	Meeting Date			21-Aug-2012
ISIN	HK0883013259	Agenda			703994752 - Management
City	HONG KONG	Holding Recon Date			16-Aug-2012
Country	Hong Kong	Vote Deadline Date			16-Aug-2012
SEDOL(s)	B00G0S5 - B016D18 - B05QZJ6 - B16TB15	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE IS
AVAILABLE BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/SEHK/2
012/0803/LTN201208031072.pdf-and
http://www.hkexnews.hk/listedco/listconews/sehk/20
12/0803/LTN201208031098.-pdf
Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED- THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	To approve the Agreement and the transactions contemplated thereunder, as described in the Notice of Extraordinary General Meeting dated 3 August 2012	Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO ADDITION OF URL LINK. IF YOU HAVE A-
LREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DEC-IDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
Security	Y7145P165	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	PTTEP TB	Meeting Date			24-Aug-2012
ISIN	TH0355A10Z12	Agenda			703986820 - Management
City	BANGKOK	Holding Recon Date			06-Aug-2012
Country	Thailand	Vote Deadline Date			21-Aug-2012
SEDOL(s)	B1359J0 - B13B738 - B13JK44	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT	IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING, WE WILL VOTE THAT AGENDA AS-ABSTAIN.	Non-Voting
1.1	To consider the capital of the Company: To consider and approve the reduction of the Company's registered capital from BAHT 3,322,000,222 to 3,319,985,400 by canceling 2,014,600 unissued shares	Management	Against	Against
1.2
To consider the capital of the Company: To consider
and approve the amendment to clause 4 of the
Company's memorandum of association reregistered
capital so that it is in line with the reduction of
registered capital
		Management	Against	Against
1.3
To consider the capital of the Company: To consider
and approve the increase of the Company's
registered capital from BAHT 3,319,985,400 to
BAHT 3,969,985,400, by issuing 650,000,000 newly
issued ordinary shares
		Management	Against	Against
1.4	To consider the capital of the Company: The amendment to clause 4 of the Company's memorandum of association reregistered capital so that it is in line with the increase of registered capital	Management	Against	Against
1.5.1
To consider the capital of the company: To consider
and approve the allocation of up to 650,000,000
newly issued ordinary shares to be offered to the
public, as follows: To consider and approve the
allocation of up to 403,395,000 newly issued
ordinary shares to PTT Public Company Limited so
that PTT Public Company Limited can maintain its
existing shareholding in the Company, at
approximately 65.29 pct of the Company's total
issued shares after this offering but prior to the
allocation of newly issued ordinary shares to the
over allotment agent
		Management	Against	Against
1.5.2
To consider the capital of the company: To consider
and approve the allocation of up to 650,000,000
newly issued ordinary shares to be offered to the
public, as follows: To consider and approve the
allocation of up to 214,443,000 newly issued
ordinary shares to the public
		Management	Against	Against
1.5.3
To consider the capital of the company: To consider
and approve the allocation of up to 650,000,000
newly issued ordinary shares to be offered to the
public, as follows: To consider and approve the
allocation of up to 32,162,000 newly issued ordinary
shares to the over allotment agent
		Management	Against	Against
1.6
To consider the capital of the company: To consider
and approve the entry into a connected transaction
for the allocation of the newly issued ordinary shares
to PTT Public Company Limited as stated in agenda
item 1.5.1 above
		Management	Against	Against
2	Other matters if any	Management	Against	Against
ALFA SAB DE CV
Security	P0156P117	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	ALFAA MM	Meeting Date			30-Aug-2012
ISIN	MXP000511016	Agenda			704016763 - Management
City	NUEVO LEON	Holding Recon Date			17-Aug-2012
Country	Mexico	Vote Deadline Date			22-Aug-2012
SEDOL(s)	2043423 - 7736331 - B02VBD0 - B1BQGM7	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT ONLY MEXICAN
NATIONALS HAVE VOTING RIGHTS AT THIS
MEETING.-IF YOU ARE A MEXICAN NATIONAL
AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE. THANK YOU
Non-Voting
I
Presentation and, if deemed appropriate, approval of
a proposal to carry out-a split of all of the shares
representative of the share capital, through the-
issuance and delivery to the shareholders of 10 new
shares for each one of-the shares that they own, and
to carry out an amendment of article 7 of the-
corporate by laws and to pass the resolutions for that
Non-Voting
II	Designation of delegates	Non-Voting
III	Reading and, if deemed appropriate, approval of the general meeting minutes	Non-Voting
THE FOSCHINI GROUP LIMITED
Security	S29260155	Meeting Type			Annual General Meeting
Ticker Symbol	TFG SJ	Meeting Date			03-Sep-2012
ISIN	ZAE000148466	Agenda			703993368 - Management
City	CAPE TOWN	Holding Recon Date			24-Aug-2012
Country	South Africa	Vote Deadline Date			24-Aug-2012
SEDOL(s)	6349688 - B0GVTY3 - B2NS0F9	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1.O.1	Presentation of annual financial statements for the year ended 20120331	Management	For	For
2.O.2	Re-appointment of KPMG Inc. as external auditors (and Mr H du Plessis as designated partner) of the company until the following annual general meeting	Management	For	For
3.O.3	To re-elect Mr DM Nurek as an independent non- executive director	Management	For	For
4.O.4	To re-elect Mr WV Cuba as an independent non- executive director	Management	For	For
5.O.5	To re-elect Mr M Lewis as a non-executive director	Management	For	For
6.O.6	To re-elect Mr PS Meiring as an executive director	Management	For	For
7.O.7	To elect Mr SE Abrahams an independent non- executive director as a member of the board audit committee	Management	For	For
8.O.8	To elect Mr WV Cuba an independent non-executive director as a member of the board audit committee	Management	For	For
9.O.9	To elect Mr E Oblowitz an independent non- executive director as a member of the board audit committee	Management	For	For
10O10	To elect Ms V Simamane an independent non- executive director as a member of the board audit committee	Management	For	For
11O11	Non-binding supervisory vote in remuneration policy	Management	Against	Against
12.S1	Non-executive directors' remuneration	Management	For	For
13.S2	Adoption of new memorandum of incorporation	Management	Against	Against
14.S3	Specific authority for specific repurchase and cancellation of shares	Management	For	For
15.S4	General authority to acquire shares	Management	For	For
16.S5	Financial assistance	Management	For	For
17O12	General authority of directors	Management	For	For
ANADOLU EFES BIRACILIK VE MALT SANAYI AS, ISTANBUL
Security	M10225106	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	AEFES TI	Meeting Date			05-Oct-2012
ISIN	TRAAEFES91A9	Agenda			704052757 - Management
City	ISTANBUL	Holding Recon Date			04-Oct-2012
Country	Turkey	Vote Deadline Date			25-Sep-2012
SEDOL(s)	4164418 - 4465274 - B03MNV4 - B04KDD9 - B24HX23	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: POWER OF ATTORNEY (POA)
REQUIREMENTS-VARY BY CUSTODIAN. GLOBAL
CUSTODIANS MAY HAVE A POA IN PLACE
WHICH WOULD-ELIMINATE THE NEED FOR THE
INDIVIDUAL BENEFICIAL OWNER POA. IN THE
ABSENCE OF-THIS ARRANGEMENT, AN
INDIVIDUAL BENEFICIAL OWNER POA MAY BE
REQUIRED. IF YOU-HAVE ANY QUESTIONS
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK-YOU.
Non-Voting
1	Opening and election of the presidency board	Management	For	For
2	Authorization of the presidency board to sign the meeting minutes	Management	For	For
3	Discussion on the proposed amendment of the article 7,18, and to add article 40.a of the articles of association of the company	Management	For	For
4
Approval of the newly appointed board members
during the course of the year as per the Turkish
Commercial Code Article 363 subparagraph 1, due
to resignation of current real person board members
who represent a corporate legal body as required by
the 6102 no Turkish Commercial Code Article 359
subparagraph 2 and by the 6103 no enforcement
and application of Turkish Commercial Code Article
25
		Management	For	For
5	Closing	Management	For	For
GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201	Meeting Type			Ordinary General Meeting
Ticker Symbol	GFNORTEO MM	Meeting Date			11-Oct-2012
ISIN	MXP370711014	Agenda			704065689 - Management
City	NUEVO LEON	Holding Recon Date			28-Sep-2012
Country	Mexico	Vote Deadline Date			08-Oct-2012
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3 - B57YQ34 - B59G4P6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Discussion and if the case, approval of a proposed cash dividend payment equivalent to MXN 0.183 per share	Management
2	External Auditor's Report regarding the Company's tax status	Non-Voting
3	Designate the delegate(s) to formalize and execute the resolutions passed by the Assembly	Management
4	Drafting, reading and approval of the Assembly's minutes	Management
SHOPRITE HOLDINGS LTD (SHP)
Security	S76263102	Meeting Type			Annual General Meeting
Ticker Symbol	SHP SJ	Meeting Date			29-Oct-2012
ISIN	ZAE000012084	Agenda			704073535 - Management
City	BRACKENFELL	Holding Recon Date			19-Oct-2012
Country	South Africa	Vote Deadline Date			19-Oct-2012
SEDOL(s)	6560326 - 6592352 - 6801575 - B06BPR8 - B1HJ5S9	Quick Code
Item	Proposal	Type	Vote	For/Against Management
O.1	Annual financial statements	Management	For	For
O.2	Reappointment of PricewaterhouseCoopers Inc (PwC) as auditors	Management	For	For
O.3	Re-Election of Mr JG Rademeyer as a director	Management	For	For
O.4	Re-Election of Mr EL Nel as a director	Management	For	For
O.5	Re-Election of Mr AE Karp as a director	Management	For	For
O.6	Re-Election of Mr JJ Fouche as a director	Management	For	For
O.7	Re-Election of Mr JA Rock as a director	Management	For	For
O.8	Re-Election of Dr ATM Mokgokong as a director	Management	For	For
O.9	Appointment of Mr JG Rademeyer as Chairperson and Member of The Shoprite Holdings Audit Committee	Management	For	For
O.10	Appointment of Mr JA Louw as Member of the Shoprite Holdings Audit Committee	Management	For	For
O.11	Appointment of Mr JF Malherbe as Member of The Shoprite Holdings Audit Committee	Management	For	For
O.12	General Authority Over Unissued Ordinary Shares	Management	For	For
O.13	General Authority to Issue Shares for Cash	Management	For	For
O.14	General Authority to Directors and/or Secretary	Management	For	For
O.15	Approval of Executive Share Plan	Management	Against	Against
16	Non-Binding Advisory Vote: Endorsement of Remuneration Policy	Management	Against	Against
S.1	Remuneration Payable to Non-Executive Directors	Management	For	For
S.2	Financial Assistance to Subsidiaries, Related and Inter-Related Entities	Management	For	For
S.3	Financial Assistance for Subscription of Securities	Management	Against	Against
S.4	General Approval to Repurchase Shares	Management	For	For
S.5	Approval of New Memorandum of Incorporation as proposed by the Board	Management	Against	Against
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO MODIFICATION IN THE TEXT OF RESOLUT-
ION O.2. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PRO-XY
FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
Security	Y7145P165	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	PTTEP TB	Meeting Date			29-Oct-2012
ISIN	TH0355A10Z12	Agenda			704086102 - Management
City	BANGKOK	Holding Recon Date			12-Oct-2012
Country	Thailand	Vote Deadline Date			24-Oct-2012
SEDOL(s)	B1359J0 - B13B738 - B13JK44	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT
TO MEETING ID 125430 DUE TO DELETION OF-
RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED
AN-D YOU WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU.
Non-Voting
CMMT	IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN.	Non-Voting
1.1	Approval of the reduction of the company's registered capital from BAHT 3,322,000,000 to BAHT 3,319,985,400, by canceling 2,014,600 unissued shares, at a par value of BAHT 1 per share	Management
1.2	Approval of the amendment to Clause 4 of the company's memorandum of association re: registered capital, in order to correspond with the reduction of registered capital	Management
1.3	Approval of the increase of the company's registered capital from BAHT 3,319,985,400 to BAHT 3,969,985,400, by issuing 650,000,000 newly issued ordinary shares, at the par value of BAHT 1 per share	Management
1.4	Approval of the amendment to clause 4 of the company's memorandum of association re: registered capital in order to correspond with the increase of registered capital	Management
1.5
Approval of the offering and allocation of newly
issued ordinary shares as follows: 1.5.1: The offering
and allocation of up to 650,000,000 newly issued
ordinary shares to the Company's eligible existing
shareholders, in a form of preferential public offering,
as detailed below: (a) The offering and allocation of
up to 650,000,000 newly issued ordinary shares, at
the par value of BAHT 1 per share, to the Company's
eligible existing shareholders in proportion to their
shareholdings at the entitlement ratio between
issued ordinary shares and newly issued ordinary
shares which will be later announced. Any fraction of
newly issued ordinary shares, which are allocated
and offered to each shareholder, shall be rounded
down; (b) In the case that there are newly issued
ordinary shares remaining from the allocation of
1.5.1(a) stated above, the Company will re-allocate
such remaining newly issued ordinary shares for at
		Management			None

least one round to the shareholders who subscribe
to newly issued ordinary shares in excess of their
entitlements; 1.5.2: In the case that there are newly
issued ordinary shares remaining from the allocation
of 1.5.1 stated above, the Company will consider
offering and allocating those remaining newly issued
ordinary shares to institutional investors (excluding
PTT Public Company Limited ("PTT")), which is
deemed as a private placement pursuant to the
Notification of the Capital Markets Supervisory Board
No. TorChor. 28/2551 Re: the Application for and the
Approval of Offer for Sale of Newly Issued Shares; In
this regard, the offering price of newly issued
ordinary shares will be determined by the
bookbuilding process. PTT, as the Company's major
shareholder, will not participate in the bookbuilding
process. The offering price for each allocation of the
Agenda Items 1.5.1 and 1.5.2 will be the same. In
addition, at its discretion, the Company may consider
not to allocate any shares to any subscribers if such
allocation will or may possibly result in a breach of
foreign securities laws or regulations, or will result in
any act required in addition to those already required
under rules and regulations relating to the issuance
and offering of securities under Thai laws, or not in
accordance with the method, regulations and
conditions of allocation; 1.5.3: It is scheduled that the
date of determining the names of shareholders who
are entitled to the allocation of newly issued ordinary
shares (Record Date) is November 12, 2012 and
that the date of compiling the names of shareholders
by closing the share register book and suspension of
share transfer under Section 225 of the Securities
and Exchange Act B.E. 2535 (1992) (as amended) is
November 13, 2012. The last day on which an
investor can purchase the Company's issued
ordinary shares and be entitled to subscribe for the
newly issued ordinary shares is November 7, 2012.
There will be no trading sign posted on the
Company's securities when closing the share
register book; 1.5.4: The President and Chief
Executive Officer, or the person entrusted by the
President and Chief Executive Officer are
empowered to: (a) determine other details regarding
the allocation and offering of newly issued ordinary
shares, e.g. the offered amount of shares, the
allocation procedure, whether single or sequential
allocation, offering proportion, period of the offering,
offering price, the entitlement ratio between issued
ordinary shares and newly issued ordinary shares,
terms of payment, offering methods, the number of
rounds for the allocation of newly issued ordinary
shares in 1.5.1(b) and/or details for the allocation of
1.5.2, including conditions and other relevant details,
as well as to amend or change such relevant details;
(b) enter into negotiations, agreements and
execution of relevant documents and agreements
and take any other necessary and appropriate action

in connection with such allocation of newly issued
ordinary shares, including to have the Company's
newly issued ordinary shares listed on the Stock
Exchange of Thailand, or take any other action with
the government authority, the Securities and
Exchange Commission, and the Stock Exchange of
Thailand, and/or other relevant agencies

CNOOC LTD, HONG KONG
Security	Y1662W117	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	883 HK	Meeting Date			21-Nov-2012
ISIN	HK0883013259	Agenda			704120447 - Management
City	HONG KONG	Holding Recon Date			16-Nov-2012
Country	Hong Kong	Vote Deadline Date			16-Nov-2012
SEDOL(s)	B00G0S5 - B016D18 - B05QZJ6 - B16TB15	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE
AND PROXY ARE AVAILABLE BY CLICKING ON
THE-URL LINKS:
http://www.hkexnews.hk/listedco/listconews/sehk/20
12/1024/LTN20121-024278.pdf AND
http://www.hkexnews.hk/listedco/listconews/sehk/20
12/1024/LTN20-121024289.pdf
Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED- THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	To approve, ratify and confirm the Non-exempt Revised Caps, as described in the Circular of the Company dated 24 October 2012	Management	For	For
FIRSTRAND LTD
Security	S5202Z131	Meeting Type			Annual General Meeting
Ticker Symbol	FSR SJ	Meeting Date			29-Nov-2012
ISIN	ZAE000066304	Agenda			704133874 - Management
City	SANDTON	Holding Recon Date			23-Nov-2012
Country	South Africa	Vote Deadline Date			21-Nov-2012
SEDOL(s)	5886528 - 6130600 - 6606996	Quick Code
Item	Proposal	Type	Vote	For/Against Management
2O1.1	Re-election of director: Lauritz Lanser Dippenaar	Management	For	For
2O1.2	Re-election of director: Leon Crouse	Management	Against	Against
2O1.3	Re-election of director: Patrick Maguire Goss	Management	For	For
2O1.4	Re-election of director: Nolulamo Nobambiswano Gwagwa	Management	For	For
2O1.5	Re-election of director: Deepak Premnarayen	Management	For	For
2O1.6	Re-election of director: Benedict James van der Ross	Management	For	For
3.O.2	Election of director: Jurie Johannes Human Bester	Management	For	For
4.O.3	Election of director: Mary Sina Bomela	Management	For	For
5.O.4
Appointment of joint auditors and the individual
registered auditors: PricewaterhouseCoopers Inc.
and Deloitte & Touche be appointed as joint auditors
and Messrs Tom Winterboer and Kevin Black
respectively be appointed as the individual
registered auditors
		Management	For	For
6.O.5	Auditors' remuneration	Management	For	For
7	Advisory endorsement of remuneration policy	Management	For	For
8.O.6	Place the unissued ordinary shares under the control of the directors	Management	For	For
9.O.7	General authority to issue authorised but unissued ordinary shares	Management	For	For
10S.1	Proposed Amendment to MOI : 25.7.1, 25.7.2 and 25.7.3	Management	For	For
11S.2	Authority to repurchase ordinary shares	Management	For	For
12S.3	Financial assistance to directors, prescribed officers, employee share scheme beneficiaries and related or interrelated companies	Management	For	For
13S.4	Remuneration of non-executive directors with effect from 1 December 2012	Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO MODIFICATION IN THE TEXT OF RESOLUT-
IONS 5.O.4 AND 10S.1. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RE-
TURN THIS PROXY FORM UNLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
TH-ANK YOU.
Non-Voting
SASOL LTD, JOHANNESBURG
Security	803866102	Meeting Type			Annual General Meeting
Ticker Symbol	SOL SJ	Meeting Date			30-Nov-2012
ISIN	ZAE000006896	Agenda			704133862 - Management
City	JOHANNESBURG	Holding Recon Date			23-Nov-2012
Country	South Africa	Vote Deadline Date			22-Nov-2012
SEDOL(s)	5734304 - 6777450 - 6777461 - B03NQB8	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1.1	To elect each by way of a separate vote, the following director retiring in terms of article 75(d) and 75(e) of the company's existing memorandum of incorporation: C Beggs	Management	For	For
1.2	To elect each by way of a separate vote, the following director retiring in terms of article 75(d) and 75(e) of the company's existing memorandum of incorporation: DE Constable	Management	For	For
1.3	To elect each by way of a separate vote, the following director retiring in terms of article 75(d) and 75(e) of the company's existing memorandum of incorporation: HG Dijkgraaf	Management	For	For
1.4	To elect each by way of a separate vote, the following director retiring in terms of article 75(d) and 75(e) of the company's existing memorandum of incorporation: MSV Gantsho	Management	For	For
1.5	To elect each by way of a separate vote, the following director retiring in terms of article 75(d) and 75(e) of the company's existing memorandum of incorporation: IN Mkhize	Management	Against	Against
2	To elect JE Schrempp, who retired in terms of article 75(i) and was thereafter re-appointed by the board as a director in terms of article 75(h) of the company's existing memorandum of incorporation	Management	For	For
3.1	To elect, each by way of a separate vote, the following director retiring in terms of article 75(h) of the company's existing memorandum of incorporation: ZM Mkhize	Management	For	For
3.2	To elect, each by way of a separate vote, the following director retiring in terms of article 75(h) of the company's existing memorandum of incorporation: PJ Robertson	Management	For	For
3.3	To elect, each by way of a separate vote, the following director retiring in terms of article 75(h) of the company's existing memorandum of incorporation: S Westwell	Management	For	For
4	To re-appoint the auditors, KPMG Inc., to act as the auditors of the company until the next annual general meeting	Management	For	For
5.1	To elect, each by way of a separate vote, the member of the audit committee: C Beggs (subject to his being re-elected as a director)	Management	For	For
5.2	To elect, each by way of a separate vote, the member of the audit committee: HG Dijkgraaf (subject to his being re-elected as a director)	Management	For	For
5.3	To elect, each by way of a separate vote, the member of the audit committee: MSV Gantsho (subject to his being re-elected as a director)	Management	For	For
5.4	To elect, each by way of a separate vote, the members of the audit committee: MJN Njeke	Management	For	For
5.5	To elect, each by way of a separate vote, the member of the audit committee: S Westwell (subject to his being re-elected as a director)	Management	For	For
6
To endorse, on a non-binding advisory basis, the
company's remuneration policy (excluding the
remuneration of the non-executive directors for their
services as directors and members of board
committees and the audit committee) and its
implementation
		Management	For	For
7.S.1	To approve the remuneration payable to non- executive directors of the company for their services as directors for the period 1 July 2012 until this resolution is replaced	Management	For	For
8.S.2
To authorise the board to grant authority to the
company to provide: financial assistance as
contemplated in section 44 of the Act; and direct or
indirect financial assistance as contemplated in
section 45 of the Act to its related and inter-related
companies and/or corporations, and/or to members
of such related or inter-related companies and/or
corporations and/or to directors or prescribed officers
of the company or of a related or inter-related
company and/or to persons related to such
companies, corporations, members, directors and/or
prescribed officers
		Management	For	For
9.S.3	To approve the adoption of a new memorandum of incorporation for the company	Management	For	For
10S.4	To authorise the board to approve the general repurchase by the company or purchase by any of its subsidiaries, of any of the company's ordinary shares and/or Sasol BEE ordinary shares	Management	For	For
11S.5
To authorise the board to approve the purchase by
the company (as part of a general repurchase in
accordance with special resolution number 4), of its
issued shares from a director and/or a prescribed
officer of the company, and/or persons related to a
director or prescribed officer of the company
		Management	For	For
RAIA DROGASIL SA, SAO PAULO
Security	P7987N104	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	RADL3 BZ	Meeting Date			30-Nov-2012
ISIN	BRRADLACNOR0	Agenda			704162546 - Management
City	SAO PAULO	Holding Recon Date			28-Nov-2012
Country	Brazil	Vote Deadline Date			23-Nov-2012
SEDOL(s)	B7FQV64	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE CANDIDATE
TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A
CANDIDATE'S NAME, YOUR VOTE WILL BE
PROCESSED-IN FAVOR OR AGAINST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
I
The approval of the protocol and justification of
merger of Raia S.A., a share Corporation, with its
head office in the city of Sao Paulo, state of Sao
Paulo, at Praca Panamericana, number 57, Alto de
Pinheiros, ZIP code 05461.000, with corporate
taxpayer ID number, CNPJ.MF, 60.605.664.0001.06,
with its founding documents on file with the Sao
Paulo State Board of Trade under company ID
number NIRE, 35.300.346.319, from here onwards
Raia, into the Company, its controlling shareholder
and sole shareholder, entered into between the
officers of Raia and the Company, from here
onwards the Protocol
		Management	For	For
II
The ratification of the appointment and hiring of
Ernst and Young Terco Auditores Independentes
S.S., a company with its head office in the city of
Sao Paulo, state of Sao Paulo, at Avenida Juscelino
Kubitscheck, number 1830, fifth and sixth floors,
Itaim Bibi, ZIP code 04543.900, with corporate
taxpayer ID number, CNPJ.MF, 61.366.936.0001.25,
registered with the Regional Council of Accountants
of the State of Sao Paulo under number
		Management	For	For	None

2SP015.199.O.6 and with the Brazilian Securities
Commission under number 4715, as the specialized
company, from here onwards the Specialized
Company, responsible for the valuation of the book
equity of Raia and the preparation of its respective
valuation report, from here onwards the Valuation
Report

III	The approval of the Valuation Report	Management	For	For
IV
The approval of the proposal for the merger of Raia
into the Company, its controlling shareholder and
sole shareholder, with the consequent extinction of
Raia and transfer of its equity to the Company, from
here onwards the Merger
		Management	For	For
V	The ratification of all the acts done to this time by the managers of the Company for the purpose of implementing the Merger	Management	For	For
VI	The authorization for the managers of the Company to take all of the measures that are necessary to formalized the Merger, including before the government agencies with jurisdiction	Management	For	For
VII	The proposal for the election of a new full member and new alternate member to fill the vacant positions on the board of directors of the Company	Management	For	For
GAMUDA BHD
Security	Y2679X106	Meeting Type			Annual General Meeting
Ticker Symbol	GAM MK	Meeting Date			06-Dec-2012
ISIN	MYL5398OO002	Agenda			704155515 - Management
City	SELANGOR DARUL EHSAN	Holding Recon Date			04-Dec-2012
Country	Malaysia	Vote Deadline Date			30-Nov-2012
SEDOL(s)	6359881 - B02GQV8	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	To approve the payment of Directors' fees of RM391,935 for the year ended 31 July 2012 (2011: RM360,348)	Management	For	For
2	To re-elect the following Director who retire pursuant to Article 95 of the Company's Articles of Association: Y Bhg Tan Sri Dato' Seri Dr Haji Zainul Ariff bin Haji Hussain	Management	For	For
3	To re-elect the following Director who retire pursuant to Article 95 of the Company's Articles of Association: Y Bhg Dato' Haji Azmi bin Mat Nor	Management	For	For
4	To re-elect the following Director who retire pursuant to Article 95 of the Company's Articles of Association: Mr Saw Wah Theng	Management	For	For
5	To re-elect Y M Tunku Afwida binti Tunku A.Malek who retires pursuant to Article 101 of the Company's Articles of Association	Management	For	For
6
That Y M Raja Dato' Seri Abdul Aziz bin Raja Salim
retiring pursuant to Section 129 of the Companies
Act, 1965, be re-appointed as a Director of the
Company and to hold office until the conclusion of
the next Annual General Meeting
		Management	For	For
7
That Y Bhg Tan Sri Dato' Mohd Ramli bin Kushairi
retiring pursuant to Section 129 of the Companies
Act, 1965, be re-appointed as a Director of the
Company and to hold office until the conclusion of
the next Annual General Meeting
		Management	For	For
8
That Y Bhg Dato' Seri Ir Kamarul Zaman bin Mohd
Ali retiring pursuant to Section 129 of the Companies
Act, 1965, be re-appointed as a Director of the
Company and to hold office until the conclusion of
the next Annual General Meeting
		Management	For	For
9	To re-appoint Messrs Ernst & Young, the retiring Auditors and to authorise the Directors to fix their remuneration	Management	For	For
10	Authority to Directors to Allot and Issue Shares	Management	For	For
11	Proposed Renewal of Share Buy-back Authority	Management	For	For
12	Proposed Amendments to the Articles of Association of the Company	Management	For	For
ETALON GROUP LTD
Security	29760G103	Meeting Type			Annual General Meeting
Ticker Symbol	ETLN LI	Meeting Date			13-Dec-2012
ISIN	US29760G1031	Agenda			704190660 - Management
City	ST.PETER PORT	Holding Recon Date			27-Nov-2012
Country	Guernsey	Vote Deadline Date			06-Dec-2012
SEDOL(s)	B5TWX80 - B64PQW6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	That KPMG Guernsey be re-appointed as auditors to the Company to hold office until the conclusion of the next annual general meeting	Management	For	For
2	That the directors of the Company be authorised to determine the remuneration of the auditors	Management	For	For
3	That the extension of the Letter of Appointment and reelection of Anton Poriadine as director of the Company be approved	Management	For	For
4	That the extension of the Letter of Appointment and reelection of Martin Cocker as director of the Company be approved	Management	For	For
5	That the consolidated financial statements of the Company and its subsidiaries for the year ended 31 December 2011, together with the directors' report and auditors' report thereon be received	Management	Against	Against
BANCO DO BRASIL S.A.
Security	P11427112	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	BBAS3 BZ	Meeting Date			18-Dec-2012
ISIN	BRBBASACNOR3	Agenda			704182524 - Management
City	BRASILIA	Holding Recon Date			14-Dec-2012
Country	Brazil	Vote Deadline Date			12-Dec-2012
SEDOL(s)	2073981 - 2328595 - B29ML07	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
I	To approve the share capital increase of Banco Do Brasil in the amount of BRL 15,277,431,321.02 registered in the bylaws reserve for operating margin	Management	For	For
II	To approve the increase of the authorized capital to BRL 80,000,000,000	Management	For	For
III	To approve the amendments to Articles 7 and 8 of the corporate bylaws as a result of the resolutions contained in items I and II	Management	For	For
IV	To ratify the amendment of line I of Paragraph 4 of Article 33 of the corporate bylaws approved at the extraordinary general meeting of September 19, 2012	Management	For	For
GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	GFNORTEO MM	Meeting Date			22-Jan-2013
ISIN	MXP370711014	Agenda			704223697 - Management
City	MONTERREY	Holding Recon Date			09-Jan-2013
Country	Mexico	Vote Deadline Date			17-Jan-2013
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3 - B57YQ34 - B59G4P6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1
It is proposed to modify Article Second of the
Corporate By-laws of the Company, in order to
exclude Ixe Automotriz, S.A. de C.V., Sociedad
Financiera de Objeto Multiple, Entidad Regulada,
Grupo Financiero Banorte, as an integrated entity of
Grupo Financiero Banorte, S.A.B. de C.V., as a
result of its merger with Arrendadora y Factor
Banorte, S.A. de C.V., Sociedad Financiera de
Objeto Multiple, Entidad Regulada, Grupo Financiero
Banorte; and modify the legal denomination of Ixe
Casa de Bolsa, S.A. de C.V., Grupo Financiero
Banorte, to Casa de Bolsa Banorte Ixe, S.A. de C.V.,
Grupo Financiero Banorte. Given the merger of
Arrendadora y Factor Banorte, S.A. de C.V.,
Sociedad Financiera de Objeto Multiple, Entidad
Regulada, Grupo Financiero Banorte ("Arrendadora
y Factor Banorte"), as the merging entity, CONTD
		Management	For	For
CONT
CONTD with Ixe Automotriz, S.A. de C.V., Sociedad
Financiera de Objeto-Multiple, Entidad Regulada,
Grupo Financiero Banorte ("Ixe Automotriz"), as-the
merged entitity, and the change of the legal
denomination of Ixe Casa de-Bolsa, S.A. de C.V.,
Grupo Financiero Banorte to Casa de Bolsa Banorte
Ixe,-S.A. de C.V., Grupo Financiero Banorte it is
proposed to modify Article-Second of the Corporate
By-laws in order to exclude the first as an-integrated
entity of Grupo Financiero Banorte, S.A.B. de C.V.
and modify the-legal denomination of the second
Non-Voting
2	It is proposed to approve the text and to subscribe the new Agreement of Shared Responsibilities including all of Grupo Financiero Banorte, S.A.B. de C.V.'s entities	Management	For	For
3	It is proposed to designate delegate(s) to formalize and execute, if the case, the resolutions passed by the Assembly	Management	For	For
4	It is proposed to draft, read and approve the Assembly's minutes	Management	For	For
GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201	Meeting Type			Ordinary General Meeting
Ticker Symbol	GFNORTEO MM	Meeting Date			22-Jan-2013
ISIN	MXP370711014	Agenda			704223899 - Management
City	NUEVO LEON	Holding Recon Date			09-Jan-2013
Country	Mexico	Vote Deadline Date			17-Jan-2013
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3 - B57YQ34 - B59G4P6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1
Approval of a proposed cash dividend payment
equivalent to Ps. MXN0.549 per share. It is proposed
to distribute a cash dividend of Ps. MXN0.549 per
share, derived from the retained earnings of previous
years, which will be covered in three installments of
Ps. MXN 0.183 per share, respectively, in January
31st, April 23rd and July 23rd, 2013 against delivery
of coupons number 6, 7 and 8, respectively. The
total dividend to be paid against the 2011 profits
amounts to Ps. MXN0.732 per share, approved by
the Group's Board of Directors last July 26th , 2012,
of which the first disbursement of Ps. MXN0.183 per
share was made on October 24th , 2012. The total
amount of the dividend to be paid represents 20% of
the recurring profits of 2011
		Management	For	For
2	It is proposed to designate delegate(s) to formalize and execute, if the case, the resolutions passed by the assembly	Management	For	For
3	It is proposed to draft, read and approve the assembly's minutes	Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO MODIFICATION IN THE TEXT OF RESOLUT-
ION 1. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY-
FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
QATAR NATIONAL BANK, DOHA
Security	M81802106	Meeting Type			MIX
Ticker Symbol	QNBK QD	Meeting Date			30-Jan-2013
ISIN	QA0006929895	Agenda			704243699 - Management
City	TBD	Holding Recon Date			28-Jan-2013
Country	Qatar	Vote Deadline Date			22-Jan-2013
SEDOL(s)	6148197	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT ACCORDING TO THE
COMMERCIAL LAW OF QATAR, VOTES CAN
ONLY BE-REPRESENTED BY A SHAREHOLDER
ATTENDING THE MEETING IN PERSON AND
CASTING YOUR-VOTE ACCORDINGLY. ALSO,
THE PROXY CANNOT REPRESENT MORE THAN
5% OF THE-COMPANY SHARE CAPITAL AND
25% OF THE SHARES REPRESENTED AT THE
AGM / EGM.
Non-Voting
CMMT
PLEASE NOTE IN THE EVENT THE MEETING
DOES NOT REACH QUORUM, THERE WILL BE A-
SECOND CALL ON 03 FEB 2013.
CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WILL-REMAIN VALID FOR ALL
CALLS UNLESS THE AGENDA IS AMENDED.
THANK YOU.
Non-Voting
1
Hearing the statement of His Excellency the
Chairman and the report of the Board of Directors on
the Company's activities and its financial position for
the year ended 31st December 2012 and its
business plan for 2013
		Management	For	For
2	Hearing and approving the report of the External Auditor on the Company's statement of financial position and on the accounts submitted by the Board of Directors	Management	For	For
3	Discussing and approving the statement of financial position and income statement for the year ended 31st December 2012	Management	For	For
4	Approving the proposal of the Board of Directors to distribute to shareholders a cash dividend at the rate of 60% of the nominal value of the share, representing QR6.0 per share	Management	For	For
5	Absolving the members of the Board of Directors from responsibility and fixing their fees for the financial year ended 31st December 2012	Management	For	For
6	Electing the five members of the Board of Directors who will represent the private sector in the next 2013-2015 term of the Board	Management	For	For
7	Presenting the Company's Corporate Governance Report for 2012	Management	For	For
8	Appointing an External Auditor for the financial year 2013 and fixing its fees	Management	For	For
BANCO DO BRASIL S.A.
Security	P11427112	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	BBAS3 BZ	Meeting Date			20-Feb-2013
ISIN	BRBBASACNOR3	Agenda			704260328 - Management
City	BRASILIA	Holding Recon Date			15-Feb-2013
Country	Brazil	Vote Deadline Date			14-Feb-2013
SEDOL(s)	2073981 - 2328595 - B29ML07	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
I
Initial public offering of the wholly owned subsidiary
of the company, BB Seguridade Participacoes S.A.,
from here onwards referred to as BB Seguridade,
and the respective request for listing as a publicly
traded company as a category A issuer, which is to
be made before the Brazilian Securities
Commission, from here onwards referred to as the
CVM, in accordance with the terms of CVM
instruction number 480 of December 7, 2009, as
amended
		Management	For	For
II
Disposition of shares issued by BB Seguridade,
which are owned by Banco Do Brasil, in a quantity
and at the price per share to be determined at an
opportune time by the board of directors, in
accordance with items vi A and B below, in a public
offering for primary and or secondary distribution of
common shares, all of which are nominative, book
entry, with no par value, free and unencumbered by
any charge or lien, from here onwards referred to as
the shares, to be conducted in Brazil, on the
organized, over the counter market, in accordance
with CVM instruction number 400 of December 29,
2003, as amended, from here onwards referred to as
CVM instruction 400, and also with limited placement
efforts of the shares abroad A. in the United States
of America for qualified institutional buyers, as
defined in rule 144a, issued CONTD
		Management	For	For
CONT
CONTD by the us securities and exchange
commission, from here onwards-referred to as the
sec, in transactions that are exempt from registration
in-the United States of America, under the securities
act of 1933 of the united-states of America, as
amended, from here onwards referred to as the-
securities act, and B. In other countries, other than
the united states of-America and brazil, to investors
who are persons were not resident or-domiciled in
the united states of America or incorporated under
the laws of-that country, which are also referred to
as non us persons, in accordance-with the law in
effect in the country of each investor, on the basis of-
regulations, within the framework of the securities
act, from here onwards-referred to jointly as foreign
investors, in accordance with the applicable-
regulations of the CONTD
Non-Voting
CONT
CONTD Brazilian National Monetary Council and of
the CVM, from here onwards-referred to as the
primary offering, secondary offering and, jointly,-
offering. in accordance with the terms of article 24 of
CVM instruction 400,-the total number of shares
initially offered can be increased by a-supplementary
lot equivalent to up to 15 percent of the shares
initially-offered, without taking into account the
additional shares, as defined below,-within the
framework of the offering, from here onwards
referred to as the-supplementary shares, on the
same terms and for the same price as the shares-
that are initially offered, which will be allocated to
meet any excess demand-that may be seen to occur
during the course of the offering, from here-onwards
referred to as the supplementary share option. The
supplementary-shares will be CONTD
Non-Voting
CONT
CONTD exclusively owned by Banco Do Brasil.
Additionally, without prejudice-to the supplementary
shares, in accordance with the terms of article 14,-
paragraph 2, of CVM instruction 400, the total
number of shares initially-offered can be increased
by up to 20 percent of the total of shares initially-
offered, excluding the supplementary shares, on the
same terms and at the-same price as the shares that
are initially offered, from here onwards-referred to as
the additional shares
Non-Voting
III
Increase of the share capital of BB Seguridade,
within the limit of up to 10 percent of all of the shares
issued by BB Seguridade, in the event that the
primary offering is conducted, in accordance with a
resolution to be passed at an opportune time by the
board of directors
		Management	For	For
IV	Waiver of the preemptive rights by Banco Do Brasil, in the event that the primary offering is conducted, in accordance with a resolution to be passed in an opportune time by the board of directors	Management	For	For
V
Loan of up to 15 percent of the shares initially
offered in the offering for the purpose of the process
of stabilization of the shares within the framework of
the offering, observing article 24 of CVM instruction
400 and the applicable regulations, for a period of up
to 30 days from the starting date of the trading of the
shares on the BM And Fbovespa S.A., Bolsa De
Valores, Mercadorias e Futuros, from here onwards
referred to as the BM and Fbovespa
		Management	For	For
VI.a
Delegation of authority to the board of directors to.
establish the number of shares to be disposed of by
Banco Do Brasil, within the framework of the
secondary offering, within the limit of up to 40
percent of the total of the shares issued by BB
Seguridade, including the additional shares and the
supplementary shares
		Management	For	For
VI.b
Delegation of authority to the board of directors to.
Establish the sales price of the shares, at the price
that comes to be agreed on the date the offering is
priced, after the determination of the result of the
process of collecting intentions to invest from
institutional investors, which is to be conducted in
brazil and abroad, in accordance with that which is
provided for in article 170, paragraph 1, of the
Brazilian corporate law and in accordance with that
which is provided for in article 44 of CVM instruction
400, book building
		Management	For	For
VI.c
Delegation of authority to the board of directors to. to
vote regarding the increase of the share capital of
BB Seguridade, within the limit of up to 10 percent of
all of the shares issued by BB Seguridade, within the
framework of the primary offering, including
determining the manner of subscription and paying
in of the shares that are issued, conducting the
verification of subscription and, once the subscription
and paying in of the capital increase is verified,
ratifying it
		Management	For	For
VI.d	Delegation of authority to the board of directors to. To vote regarding the waiver of the preemptive right of Banco Do Brasil, within the framework of the primary offering	Management	For	For
VI.e	Delegation of authority to the board of directors to. To vote regarding the exclusion of the preemptive right within the framework of the primary and or secondary offering, as applicable	Management	For	For
VII
Authorization for the executive committee to take all
the measures and do all the acts that are necessary
or convenient to carry out the primary and or
secondary offering, the signing of all the related
documents and contracts, including adherence by
BB Seguridade to the special listing segment of the
BM and Fbovespa that is called the Novo Mercado,
the signing of the Novo Mercado participation
agreement by Banco Do Brasil in the role of
controlling shareholder, as well as to ratify all the
other acts that have already been done
		Management	For	For
VIII
Use of part of the treasury shares for payment of
part of the variable compensation of the managers of
Banco Do Brasil S.A. and of BB Gestao De
Recursos, Distribuidora De Titulos e Valores
Mobiliarios S.A
		Management	For	For
ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
Security	Y988A6104	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	1818 HK	Meeting Date			26-Feb-2013
ISIN	CNE1000004R6	Agenda			704227847 - Management
City	SHANDONG PROVINCE	Holding Recon Date			25-Jan-2013
Country	China	Vote Deadline Date			19-Feb-2013
SEDOL(s)	B1H5082 - B1L31Z6 - B1MYPY5	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE IS
AVAILABLE BY CLICKING ON THE URL-LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0111/LTN20130111203.pdf,-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0111/LTN20130111195.pdf-AND-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0111/LTN20130111185.pdf
Non-Voting
1.a
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To re-elect Mr. Lu
Dongshang as an executive Director of the Company
		Management	For	For
1.b
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To re-elect Mr.
Weng Zhanbin as an executive Director of the
Company
		Management	For	For
1.c
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To re-elect Mr. Li
Xiuchen as an executive Director of the Company
		Management	For	For
1.d
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To re-elect Mr.
Liang Xinjun as a non-executive Director of the
Company
		Management	For	For
1.e
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To re-elect Mr.
Cong Jianmao as a non-executive Director of the
Company
		Management	For	For
1.f
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To re-elect Mr. Ye
Kai as a non-executive Director of the Company
		Management	For	For
1.g
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To re-elect Mr.
Kong Fanhe as a non-executive Director of the
Company
		Management	For	For
1.h
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To appoint Mr. Xie
Jiyuan as an independent non-executive Director of
the Company
		Management	For	For
1.i
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To re-elect Mr. Ye
Tianzhu as an independent non-executive Director of
the Company
		Management	For	For
1.j
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To re-elect Ms.
Chen Jinrong as an independent non-executive
Director of the Company
		Management	For	For
1.k
To consider and approve the following candidate as
Director of the fourth session of the Board of the
Company with a term of three years commencing
from the conclusion of the EGM : To re-elect Mr.
Choy Sze Chung Jojo as an independent non-
executive Director of the Company
		Management	For	For
2.a
To consider and approve the following candidate as
Supervisors acting as Shareholders' representatives
of the fourth session of the Supervisory Committee
of the Company with a term of three years
commencing from the conclusion of the EGM: To re-
elect Mr. Wang Xiaojie as a supervisor acting as
shareholders' representative of the Company
		Management	For	For
2.b
To consider and approve the following candidate as
Supervisors acting as Shareholders' representatives
of the fourth session of the Supervisory Committee
of the Company with a term of three years
commencing from the conclusion of the EGM: To re-
elect Ms. Jin Ting as a supervisor acting as
shareholders' representative of the Company
		Management	For	For
3
To approve the remuneration package for Directors
of the fourth session of the board and supervisors of
the fourth session of the supervisory committee and
enter into written service contracts with members of
the board and the supervisory committee in respect
of their remuneration package
		Management	For	For
ALFA SAB DE CV
Security	P0156P117	Meeting Type			Annual General Meeting
Ticker Symbol	ALFAA MM	Meeting Date			28-Feb-2013
ISIN	MXP000511016	Agenda			704268881 - Management
City	NUEVO LEON	Holding Recon Date			15-Feb-2013
Country	Mexico	Vote Deadline Date			25-Feb-2013
SEDOL(s)	2043423 - 7736331 - B02VBD0 - B1BQGM7	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT ONLY MEXICAN
NATIONALS HAVE VOTING RIGHTS AT THIS
MEETING.-IF YOU ARE A MEXICAN NATIONAL
AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE. THANK YOU
Non-Voting
I	Presentation and, if deemed appropriate, approval of the reports that are-referred to in article 28, part IV, of the securities market law, in relation-to the 2012 fiscal year	Non-Voting
II.I	Proposal regarding the allocation of the results account from the 2012 fiscal-year, in which are included: that relative to the declaration of a cash- dividend	Non-Voting
II.II
Proposal regarding the allocation of the results
account from the 2012 fiscal-year, in which are
included: the determination of the maximum amount
of funds-that can be allocated to the purchase of
shares of the company
Non-Voting
III	Election of the members of the board of directors, as well as of the-chairpersons of the audit and corporate practices committees, determination-of their compensation and related resolutions	Non-Voting
IV	Designation of delegates	Non-Voting
V	Reading and, if deemed appropriate, approval of the general meeting minutes	Non-Voting
SOUZA CRUZ SA
Security	P26663107	Meeting Type			Annual General Meeting
Ticker Symbol	CRUZ3 BZ	Meeting Date			15-Mar-2013
ISIN	BRCRUZACNOR0	Agenda			704266231 - Management
City	RIO DE JANEIRO	Holding Recon Date			13-Mar-2013
Country	Brazil	Vote Deadline Date			07-Mar-2013
SEDOL(s)	2832148	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE CANDIDATE
TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A
CANDIDATE'S NAME, YOUR VOTE WILL BE
PROCESSED-IN FAVOR OR AGAINST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
I
To examine, discuss and vote on the administration
report, the financial statements and the accounting
statements accompanied by the independent
auditors report and fiscal council report, regarding
the fiscal year ended on December 31, 2012
		Management	For	For
II
Allocation of net profit for the year, it included the
dividend to shareholders in the form of dividend, in
value BRL 0,523732 per share. the dividend will be
updated by the Selic rate, in the period of January 2,
2013 until April 25, 2013 and must be paid from April
26, 2013
		Management	For	For
III	Election of the members of the board of directors	Management	For	For
IV	To set global annual remuneration of the administrations	Management	For	For
V	To install the fiscal council	Management	For	For
VI	Election of the fiscal council members and to set the remuneration of their	Management	For	For
SAMSUNG ELECTRONICS CO LTD, SUWON
Security	Y74718100	Meeting Type			Annual General Meeting
Ticker Symbol	005930 KS	Meeting Date			15-Mar-2013
ISIN	KR7005930003	Agenda			704272690 - Management
City	SEOUL	Holding Recon Date			31-Dec-2012
Country	Korea, Republic Of	Vote Deadline Date			05-Mar-2013
SEDOL(s)	6771720 - B19VC15	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Approval of financial statement	Management	For	For
2.1.1	Re-election of independent director: In-Ho Lee	Management	For	For
2.1.2	Election of independent director: Kwang-Soo Song	Management	For	For
2.1.3	Election of independent director: Eun-Mee Kim	Management	For	For
2.2.1	Election of executive director: Boo-Keun Yoon	Management	For	For
2.2.2	Election of executive director: Jong-Kyun Shin	Management	For	For
2.2.3	Election of executive director: Sang-Hoon Lee	Management	For	For
2.3.1	Re-election of audit committee member: In-Ho Lee	Management	For	For
2.3.2	Election of audit committee member: Kwang-Soo Song	Management	For	For
3	Approval of limit of remuneration for directors	Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO MODIFICATION IN RESOLUTIONS 2.1.1 A-ND
2.3.1. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PR-OXY
FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
HYUNDAI MOTOR CO LTD, SEOUL
Security	Y38472109	Meeting Type			Annual General Meeting
Ticker Symbol	005380 KS	Meeting Date			15-Mar-2013
ISIN	KR7005380001	Agenda			704284429 - Management
City	SEOUL	Holding Recon Date			31-Dec-2012
Country	Korea, Republic Of	Vote Deadline Date			05-Mar-2013
SEDOL(s)	6451055 - B068386	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Approval of financial statements	Management	For	For
2	Election of director Jeong Ui Seon, Gim Chung Ho , Nam Seong Il, I Yu Jae	Management	For	For
3	Election of audit committee member Nam Seong Il	Management	For	For
4	Amendment of articles of incorporation	Management	For	For
5	Approval of remuneration for director	Management	For	For
INDUSTRIES OF QATAR, DOHA
Security	M56303106	Meeting Type			Ordinary General Meeting
Ticker Symbol	IQCD QD	Meeting Date			17-Mar-2013
ISIN	QA000A0KD6K3	Agenda			704290143 - Management
City	DOHA	Holding Recon Date			14-Mar-2013
Country	Qatar	Vote Deadline Date			08-Mar-2013
SEDOL(s)	6673570	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT ACCORDING TO THE
COMMERCIAL LAW OF QATAR, VOTES CAN
ONLY BE-REPRESENTED BY A SHAREHOLDER
ATTENDING THE MEETING IN PERSON AND
CASTING YOUR-VOTE ACCORDINGLY. ALSO,
THE PROXY CANNOT REPRESENT MORE THAN
5% OF THE-COMPANY SHARE CAPITAL AND
25% OF THE SHARES REPRESENTED AT THE
AGM / EGM.
Non-Voting
1	Listen to the chairman's message for the financial year ended December 31, 2012	Management	For	For
2	Listen to and approve the board of directors' report on IQ operations and financial performance for the financial year ended December 31, 2012	Management	For	For
3	Listen to and approve the auditors' report on IQ consolidated financial statements for the financial year ended December 31, 2012	Management	For	For
4	Presentation and approval of IQ consolidated financial statements for the financial year ended December 31, 2012	Management	For	For
5	Presentation of IQ 5 year business plan	Management	For	For
6	Question and answer session	Management	For	For
7	Approve the board's recommendation for a dividend payment of QR 8.50 per share, representing 85 percent of the nominal share value	Management	For	For
8	Approve the board's recommendation for a distribution of 10 percent shares from the retained earnings	Management	For	For
9	Approve the board's recommendation for donating the fraction shares sale amount to charity	Management	Abstain	Against
10	Presentation of the 2012 annual corporate governance report	Management	For	For
11	Absolve the board of directors from responsibility for the financial year ended December 31, 2012 and approve their remuneration	Management	Abstain	Against
12	Appointment of the external auditors for the financial year ending December 31, 2013, and approve their remuneration	Management	For	For
INDUSTRIES OF QATAR, DOHA
Security	M56303106	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	IQCD QD	Meeting Date			17-Mar-2013
ISIN	QA000A0KD6K3	Agenda			704311909 - Management
City	DOHA	Holding Recon Date			14-Mar-2013
Country	Qatar	Vote Deadline Date			08-Mar-2013
SEDOL(s)	6673570	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT ACCORDING TO THE
COMMERCIAL LAW OF QATAR, VOTES CAN
ONLY BE-REPRESENTED BY A SHAREHOLDER
ATTENDING THE MEETING IN PERSON AND
CASTING YOUR-VOTE ACCORDINGLY. ALSO,
THE PROXY CANNOT REPRESENT MORE THAN
5% OF THE-COMPANY SHARE CAPITAL AND
25% OF THE SHARES REPRESENTED AT THE
AGM / EGM.
Non-Voting
1
Approve the amendments to article 9-1 of the
company's article of association. Text prior to
amendment:" the authorised share capital of the
company is 5.5 Billion Qatari riyals 5,500,000,000
divided into five hundred and Fifty Million Ordinary
Shares 550,000,000 of a nominal value of Ten
Qatari Riyals QR 10 each. all such shares, when
issued shares, shall be fully paid"; Text after
amendment:" the authorised share capital of the
company is 6.05 Billion Qatari Riyals 6,050,000,000
divided into Six Hundred and Five Million ordinary
shares 605,000,000 of a nominal value of Ten Qatari
Riyals QR 10 each. all such shares, when issued
shares, shall be fully paid"
		Management	Abstain	Against

PLEASE NOTE THAT THIS IS A REVISION DUE
TOMODIFICATION OF TEXT IN RESOLUTION.-IF
YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM U-
NLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
SK HYNIX INC, ICHON
Security	Y3817W109	Meeting Type			Annual General Meeting
Ticker Symbol		Meeting Date			22-Mar-2013
ISIN	KR7000660001	Agenda			704276167 - Management
City	ICHEON GYEONGGI	Holding Recon Date			31-Dec-2012
Country	Korea, Republic Of	Vote Deadline Date			12-Mar-2013
SEDOL(s)	6450267 - B0WCB66	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Approval of financial statements	Management	For	For
2	Election of inside director Gim Jun Ho	Management	For	For
3	Approval of remuneration for director	Management	For	For
SIAM CEMENT PUBLIC CO LTD
Security	Y7866P139	Meeting Type			Annual General Meeting
Ticker Symbol	SCC TB	Meeting Date			27-Mar-2013
ISIN	TH0003010Z04	Agenda			704258626 - Management
City	BANGKOK	Holding Recon Date			20-Feb-2013
Country	Thailand	Vote Deadline Date			22-Mar-2013
SEDOL(s)	6609917 - B01DQC1	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO- ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY- CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU	Non-Voting
1	To approve the minutes of the 2012 annual general meeting of shareholders-(the 19th meeting) held on Friday, March 30, 2012	Non-Voting
2	To acknowledge the Company's annual report for the year 2012	Non-Voting
3	To approve the financial statement for the year ended December 31, 2012	Non-Voting
4	To consider and approve the allocation of profit for the year 2012	Non-Voting
5.1	To consider and approve the election of director in replacement of those who-are retired by rotation: Mr. Chirayu Isarangkun Na Ayuthaya	Non-Voting
5.2	To consider and approve the election of director in replacement of those who-are retired by rotation: Mr. Tarrin Nimmanahaeminda	Non-Voting
5.3	To consider and approve the election of director in replacement of those who-are retired by rotation: Mr. Pramon Sutivong	Non-Voting
5.4	To consider and approve the election of director in replacement of those who-are retired by rotation: Mrs. Tarisa Watanagase	Non-Voting
6
To consider and approve the appointment of auditor
and audit fee for the year-2013. The board of
directors agrees with the audit committee to select
KPMG-Phoomchai Audit Ltd. to be the auditing firm
and recommends the 2013 annual-general meeting
of shareholders to consider and approve the
appointment of-the auditors and audit fee as follows:
1. The appointment of the auditors-from KPMG
Phoomchai Audit Ltd. for the Siam Cement Public
Company Limited for-the year 2013. Mr. Supot
Singhasaneh Certified Public Accountant no. 2826
or-Mr. Winid Silamongkol Certified Public Accountant
no. 3378 or Mr. Charoen-Phosamritlert Certified
Public Accountant no. 4068 or Ms. Sureerat-
Thongarunsang Certified Public Accountant no.
4409. The auditors have-qualifications that comply
with the guidelines of the securities and exchange-
CONTD
Non-Voting
CONT
CONTD commission. 2. To approve the audit fee for
the Company's financial-statements of 2013 in the
amount of BAHT 250000 equals to the audit fee for-
the year 2012. The proposed auditing firm and
auditors have no relationship-or conflict of interest
with the Company or the managerial staff of the-
Company or majority shareholders or persons
related to the said persons
Non-Voting
7	To consider and approve the increase of another 50,000 million BAHT to the-ceiling of the issuance and offering of SCC debenture, totaling 200,000- million BAHT	Non-Voting
8.1
The amendments to clause 25 of the Company's
articles of association. The-board of directors
requests the meeting to consider and approve the-
amendments to clauses 25 of the company's articles
of association regarding-voting by discarding the
existing provisions and adopting the proposed-
provisions together with pursuing the registration of
the amendments-thereafter
Non-Voting
8.2
The amendments to clause 30 of the Company's
articles of association. The-board of directors
requests the meeting to consider and approve the-
amendments to clauses 30 of the company's articles
of association regarding-election of directors by
discarding the existing provisions and adopting the-
proposed provisions together with pursuing the
registration of the amendments-thereafter
Non-Voting
9.1
To acknowledge the board of directors'
remuneration. The board has proposed-the meeting
to acknowledge maintaining the remuneration and
bonus paid to the-board of directors in the year 2013
in accordance with the rule which was-approved by
the 11th annual general meeting of shareholders
held on March 24-2004 effective from the date of
approval until the meeting resolves otherwise
Non-Voting
9.2
To acknowledge the sub-committees' remuneration.
The board has proposed the-meeting to
acknowledge maintaining the remuneration for sub
committees in the-year 2013 in accordance with the
rule which was approved by the 18th annual-general
meeting of shareholders held on March 30 2011
effective from the date-of approval until the meeting
resolves otherwise
Non-Voting
10	Other businesses (if any)	Non-Voting
CMMT	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN SPELLING OF DIRECTOR'S NA- ME IN RES. 5.2. THANK YOU.	Non-Voting
PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
Security	Y7145P165	Meeting Type			Annual General Meeting
Ticker Symbol	PTTEP TB	Meeting Date			27-Mar-2013
ISIN	TH0355A10Z12	Agenda			704288554 - Management
City	BANGKOK	Holding Recon Date			14-Feb-2013
Country	Thailand	Vote Deadline Date			22-Mar-2013
SEDOL(s)	B1359J0 - B13B738 - B13JK44	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT
TO MEETING ID 157542 DUE TO CHANGE IN VO-
TING STATUS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED
AN-D YOU WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU.
Non-Voting
CMMT	IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN.	Non-Voting
1	To acknowledge the 2012 performance result and 2013 work plan of the company	Non-Voting
2	To approve the 2012 financial statements	Management	For	For
3	To approve the dividend payment for 2012 performance	Management	For	For
4	To appoint the auditor and consider the auditor's fees for year 2013	Management	Against	Against
5.1	To approve the appointment of a new director in replacement of those who are due to retire by rotation: Mr. Viraphol Jirapraditkul	Management	For	For
5.2	To approve the appointment of a new director in replacement of those who are due to retire by rotation: Mr. Chaikasem Nitisiri	Management	For	For
5.3	To approve the appointment of a new director in replacement of those who are due to retire by rotation: Mr. Achporn Charuchinda	Management	For	For
5.4	To approve the appointment of a new director in replacement of those who are due to retire by rotation: Mr. Maitree Srinarawat	Management	For	For
5.5	To approve the appointment of a new director in replacement of those who are due to retire by rotation: General Warawat Indradat	Management	For	For
6	To approve the directors' and the sub-committees' remuneration	Management	For	For
7	Other matters (if any)	Management	For	Against
ADVANCED INFO SERVICE PUBLIC CO LTD
Security	Y0014U183	Meeting Type			Annual General Meeting
Ticker Symbol	ADVANC TB	Meeting Date			27-Mar-2013
ISIN	TH0268010Z11	Agenda			704291424 - Management
City	BANGKOK	Holding Recon Date			21-Feb-2013
Country	Thailand	Vote Deadline Date			22-Mar-2013
SEDOL(s)	6412591 - B01DCM3 - B05MWX7	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT
TO MEETING ID 159303 DUE TO SPLITTING OF-
RESOLUTION 12, INTERCHANGE OF DIRECTOR
NAME AND CHANGE IN VOTING STATUS OF RE-
SOLUTIONS 1 AND 3. ALL VOTES RECEIVED ON
THE PREVIOUS MEETING WILL BE DISREGAR-
DED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Non-Voting
CMMT	IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING, WE WILL VOTE THAT AGENDA AS ABSTAIN.	Non-Voting
1	Matters to be informed	Non-Voting
2	To consider and adopt the minutes of the annual general meeting of shareholders for 2012, held on 28 March 2012	Management	For	For
3	To acknowledge the board of directors report on the company's operating result-s for 2012	Non-Voting
4	To consider and approve the balance sheet (statements of financial position) and statements of income for the year ended 31 December 2012	Management	For	For
5	To approve appropriation of the net profit for the dividend payments	Management	For	For
6	To consider and approve the appointment of the company's external auditors and fix their remuneration for 2013	Management	For	For
7.A	To consider and approve the appointment of director to replace those who will retire by rotation in 2013: Mr.Surasak Vajasit	Management	For	For
7.B	To consider and approve the appointment of director to replace those who will retire by rotation in 2013: Mr.Wichian Mektrakarn	Management	For	For
7.C	To consider and approve the appointment of director to replace those who will retire by rotation in 2013: Mr.Vithit Leenutaphong	Management	For	For
7.D	To consider and approve the appointment of director to replace those who will retire by rotation in 2013: Ms.Jeann Low Ngiab Jong	Management	For	For
8	To consider and approve the remuneration of the company's board of directors for 2013	Management	For	For
9	To approve a letter to conform with the prohibitive characters in connection with foreign dominance	Management	For	For
10	To approve the issuance and offering of warrants not exceeding 405,800 units (the warrants) to the directors and employees of the company and its subsidiaries to purchase the company's ordinary shares	Management	For	For
11	To approve the issuance and allotment of not more than 405,800 new ordinary shares at a par value of one (1) BAHT each to be reserved for the exercise of the warrants	Management	For	For
12.A	To approve the allocation of the warrants exceeding five (5) per cent of the warrants issued to eligible directors and employees of the company and its subsidiaries: Mr. Wichian Mektrakarn	Management	For	For
12.B	To approve the allocation of the warrants exceeding five (5) per cent of the warrants issued to eligible directors and employees of the company and its subsidiaries: Mrs. Suwimol Kaewkoon	Management	For	For
12.C	To approve the allocation of the warrants exceeding five (5) per cent of the warrants issued to eligible directors and employees of the company and its subsidiaries: Mr. Pong-Amorn Nimpoonsawat	Management	For	For
12.D	To approve the allocation of the warrants exceeding five (5) per cent of the warrants issued to eligible directors and employees of the company and its subsidiaries: Ms. Somchai Lertsutiwong	Management	For	For
12.E	To approve the allocation of the warrants exceeding five (5) per cent of the warrants issued to eligible directors and employees of the company and its subsidiaries: Mr. Walan Norasetpakdi	Management	For	For
12.F	To approve the allocation of the warrants exceeding five (5) per cent of the warrants issued to eligible directors and employees of the company and its subsidiaries: Mrs. Vilasinee Puddhikarant	Management	For	For
12.G	To approve the allocation of the warrants exceeding five (5) per cent of the warrants issued to eligible directors and employees of the company and its subsidiaries: Mr. Weerawat Kiattipongthaworn	Management	For	For
12.H	To approve the allocation of the warrants exceeding five (5) per cent of the warrants issued to eligible directors and employees of the company and its subsidiaries: Ms. Issara Dejakaisaya	Management	For	For
13	Other business (if any)	Management	Against	Against
MARCOPOLO SA
Security	P64331112	Meeting Type			Annual General Meeting
Ticker Symbol	POMO4 BZ	Meeting Date			27-Mar-2013
ISIN	BRPOMOACNPR7	Agenda			704321669 - Management
City	CAXIAS DO SUL	Holding Recon Date			25-Mar-2013
Country	Brazil	Vote Deadline Date			21-Mar-2013
SEDOL(s)	2599131	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE CANDIDATE
TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A
CANDIDATE'S NAME, YOUR VOTE WILL BE
PROCESSED-IN FAVOR OR AGAINST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM C ONLY. THANK-YOU.	Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
A	To consider and vote on the report from the management and the financial-statements for the fiscal year that ended on December 31, 2012	Non-Voting
B	To consider and vote on the proposal for the allocation of the net profit-from the fiscal year and to ratify the interest and or dividends that have-already been distributed	Non-Voting
C	To elect the members of the fiscal council and set their remuneration	Management	For	For
D	To set the global remuneration for the members of the board of directors	Non-Voting
ARCELIK AS, ISTANBUL
Security	M1490L104	Meeting Type			Ordinary General Meeting
Ticker Symbol	ARCLK TI	Meeting Date			28-Mar-2013
ISIN	TRAARCLK91H5	Agenda			704302138 - Management
City	ISTANBUL	Holding Recon Date			27-Mar-2013
Country	Turkey	Vote Deadline Date			25-Mar-2013
SEDOL(s)	4051800 - 4311678 - B02QQ18 - B03MP18 - B03N1Y6 - B03N2C1	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: POWER OF ATTORNEY (POA)
REQUIREMENTS-VARY BY CUSTODIAN. GLOBAL
CUSTODIANS MAY HAVE A POA IN PLACE
WHICH WOULD-ELIMINATE THE NEED FOR THE
INDIVIDUAL BENEFICIAL OWNER POA. IN THE
ABSENCE OF-THIS ARRANGEMENT, AN
INDIVIDUAL BENEFICIAL OWNER POA MAY BE
REQUIRED. IF YOU-HAVE ANY QUESTIONS
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK-YOU
Non-Voting
1	Opening and election of the presidency board	Management	For	For
2	Reading of board annual report	Management	For	For
3	Reading of statutory auditors report and independent audit report	Management	For	For
4	Reading of the financial statements	Management	For	For
5	Approval of the amendments on board memberships	Management	For	For
6	Release of the board members	Management	For	For
7	Release of the auditors	Management	For	For
8	Informing shareholders regarding cash dividend policy	Management	For	For
9	Approval of the cash dividend date	Management	For	For
10	Approval of the amendment of articles of association of the company	Management	For	For
11	Determining the number of board members and duration of their duties	Management	For	For
12	Informing shareholders regarding remuneration policy for board members and high level executives	Management	For	For
13	Determining the wages of the board members	Management	For	For
14	Approval of the election of the independent audit firm	Management	For	For
15	Approval of the company internal policy	Management	For	For
16	Informing shareholders regarding company information policy	Management	For	For
17	Informing general assembly regarding the donations	Management	For	For
18
Granting permission to carry out transactions that
might lead to conflict of interest with the company or
subsidiaries and to compete, to the majority
shareholders, board members, high level executives
and their spouses and kinships up to second degree
		Management	For	For
19	Wishes and hopes	Management	For	For
MALAYAN BANKING BHD MAYBANK
Security	Y54671105	Meeting Type			Annual General Meeting
Ticker Symbol	MAY MK	Meeting Date			28-Mar-2013
ISIN	MYL1155OO000	Agenda			704310539 - Management
City	KUALA LUMPUR	Holding Recon Date			22-Mar-2013
Country	Malaysia	Vote Deadline Date			22-Mar-2013
SEDOL(s)	5347218 - 6556325 - B02GT19	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	To receive the Audited Financial Statements for the financial year ended 31 December 2012 together with the Reports of the Directors and Auditors thereon	Management	For	For
2
To approve the payment of a Final Dividend in
respect of the financial year ended 31 December
2012 of franked dividend of 18 sen less 25% taxation
per ordinary share (net 13.5 sen) and single-tier
dividend of 15 sen per ordinary share, amounting to
net dividend of 28.5 sen per ordinary share as
recommended by the Board
		Management	For	For
3	To re-elect the following Director, each of whom retires by rotation in accordance with Articles 96 and 97 of the Company's Articles of Association: Tan Sri Dato' Megat Zaharuddin Megat Mohd Nor	Management	For	For
4	To re-elect the following Director, each of whom retires by rotation in accordance with Articles 96 and 97 of the Company's Articles of Association: Dato' Mohd Salleh Harun	Management	For	For
5	To re-elect the following Director, each of whom retires by rotation in accordance with Articles 96 and 97 of the Company's Articles of Association: Dato' Seri Ismail Shahudin	Management	For	For
6	To re-elect Mr Erry Riyana Hardjapamekas who retires in accordance with Article 100 of the Company's Articles of Association	Management	For	For
7	To re-appoint Messrs Ernst & Young as Auditors of the Company for the financial year ending 31 December 2013 and to authorise the Directors to fix their remuneration	Management	Against	Against
8	Authority to directors to issue shares	Management	For	For
9
Allotment and issuance of new ordinary shares of
RM1.00 each in Maybank ("Maybank Shares") in
relation to the recurrent and optional dividend
reinvestment plan that allows shareholders of
Maybank ("Shareholders") to reinvest their dividend
to which the dividend reinvestment plan applies, in
new ordinary shares of RM1.00 each in Maybank
("Dividend Reinvestment Plan")
		Management	For	For
PT BANK NEGARA INDONESIA (PERSERO) TBK, JAKARTA
Security	Y74568166	Meeting Type			Annual General Meeting
Ticker Symbol	BBNI IJ	Meeting Date			28-Mar-2013
ISIN	ID1000096605	Agenda			704326190 - Management
City	JAKARTA	Holding Recon Date			11-Mar-2013
Country	Indonesia	Vote Deadline Date			22-Mar-2013
SEDOL(s)	6727121 - B0JKRB0 - B3BJH49	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1
Director's annual report include company's work plan
for book year 2013 and ratification on balance sheet
and profit and loss report of the company and
include for partnership and community development
program and also commissioner's report for book
year 2012
		Management	For	For
2	Appropriation of company's profit for book year 2012	Management	For	For
3	Appointment of public accountant for book year 2013	Management	For	For
4	Determination of remuneration (salary and allowances) as well as Tantiem for company's board	Management	For	For
5	Changing in the composition of company's board	Management	Against	Against
6	Determination of maximum on bad debt	Management	Against	Against
7	Amendment to Article of Association of the company	Management	Against	Against
8	Approval on implementation of regulation of ministry state owned company	Management	Against	Against
ASELSAN A.S.
Security	M1501H100	Meeting Type			Ordinary General Meeting
Ticker Symbol	ASELS TI	Meeting Date			29-Mar-2013
ISIN	TRAASELS91H2	Agenda			704305956 - Management
City	ANKARA	Holding Recon Date			28-Mar-2013
Country	Turkey	Vote Deadline Date			26-Mar-2013
SEDOL(s)	4051963 - 4311128 - B02QQ29 - B03MP41 - B03N102 - B03N1H9	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: POWER OF ATTORNEY (POA)
REQUIRMENTS-VARY BY CUSTODIAN. GLOBAL
CUSTODIANS MAY HAVE A POA IN PLACE
WHICH WOULD-ELIMINATE THE NEED FOR THE
INDIVIDUAL BENEFICIAL OWNER POA. IN THE
ABSENCE OF-THIS ARRANGEMENT, AN
INDIVIDUAL BENEFICIAL OWNER POA MAY BE
REQUIRED. IF YOU-HAVE ANY QUESTIONS
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK-YOU.
Non-Voting
1	Homage, opening and formation of chairmanship council	Management	For	For
2	Approval for the assignments made to the empty board membership during the year regarding 363th article of the Turkish commercial code	Management	For	For
3	Reading and deliberation of the board of directors report for the year 2012	Management	For	For
4	Reading of the auditor's report	Management	For	For
5	Reading of the independent auditing company's report	Management	For	For
6	Reading, deliberation and approval of balance sheet and income statements	Management	For	For
7	Decision on absolving the members of the board of directors and the auditors with respect to the company's activities in 2012	Management	For	For
8	Deliberation and approval of the profit distribution for the year 2012	Management	For	For
9	Election of the board of directory members and the auditors whose duty period has ended in the office	Management	For	For
10	Decision on the monthly gross salaries of the board of directory members	Management	For	For
11	Approval for the independent auditing firm which is elected by the board of directory members	Management	For	For
12
Decision on the amendment made to the main
agreements 6th article which is about increasing
authorized capital and also approval for the
amendments made to the main agreements 1st, 3rd,
4th, 5th, 9th, 11th, 12th, 13th, 14th, 15th, 16th, 17th,
18th, 19th, 21st, 23rd, 24th, 25th, 26th, 27th, 28th,
29th, 30th, 31st, 32nd, 33rd, 34th, 35th, 36th, 37th
articles in order to comply with the capital markets of
boards regulations
		Management	For	For
13	Providing information to the shareholders about the assurances, mortgages and depositions given to the third parties and also donations and contributions made during the year 2012	Management	For	For
14	Approval for the donation and contribution policy of the company and also decision on the upper limit of the donation to be made for the year 2013	Management	For	For
15	Providing information to the shareholders about the transactions made with the Roketsan Roket Sanayii Ve Ticaret A.S. and with the related reports	Management	For	For
16	Submitting approval of general assembly for general meeting internal policy as advised by board of directors	Management	For	For
17	Providing information to the shareholders about the profit distribution policy of the company	Management	For	For
18
Submitting the processes eligibilities of the
shareholders who hold the administrative rules of the
company, board of directors, senior managers and
their close relatives, wife's and second level relatives
to the general assembly's approval
		Management	For	For
19	Wishes and hopes	Management	For	For
QATAR TELECOM (Q-TEL), DOHA
Security	M8180V102	Meeting Type			Ordinary General Meeting
Ticker Symbol	ORDS QD	Meeting Date			31-Mar-2013
ISIN	QA0007227737	Agenda			704321380 - Management
City	DOHA	Holding Recon Date			27-Mar-2013
Country	Qatar	Vote Deadline Date			22-Mar-2013
SEDOL(s)	6158174 - 6439244 - 6530192	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT ACCORDING TO THE
COMMERCIAL LAW OF QATAR, VOTES CAN
ONLY BE-REPRESENTED BY A SHAREHOLDER
ATTENDING THE MEETING IN PERSON AND
CASTING YOUR-VOTE ACCORDINGLY. ALSO,
THE PROXY CANNOT REPRESENT MORE THAN
5% OF THE-COMPANY SHARE CAPITAL AND
25% OF THE SHARES REPRESENTED AT THE
AGM / EGM.
Non-Voting
CMMT
PLEASE NOTE IN THE EVENT THE MEETING
DOES NOT REACH QUORUM, THERE WILL BE A-
SECOND CALL ON 07 APR
2013.CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WILL REMAIN-VALID FOR ALL
CALLS UNLESS THE AGENDA IS AMENDED.
THANK YOU.
Non-Voting
1	Hearing and approving the board's report for the year ended 31st of December 2012 and discussing the company's future business plans	Management	For	For
2	Hearing the external auditor's report for the year ended 31st of December 2012	Management	For	For
3	Discussing and approving the company's financial statements for the year ended 31st of December 2012	Management	For	For
4	Discussing and approving the board of directors recommendations regarding the distribution of dividends for the year 2012	Management	For	For
5	Discussing the corporate governance report for the year 2012	Management	For	For
6	Discharging the members of the board from liabilities and determining their remuneration for the year ended 31st of December 2012	Management	For	For
7	Appointing the external auditor for the year 2013 and determining its fee	Management	For	For
QATAR TELECOM (Q-TEL), DOHA
Security	M8180V102	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	ORDS QD	Meeting Date			31-Mar-2013
ISIN	QA0007227737	Agenda			704321392 - Management
City	DOHA	Holding Recon Date			27-Mar-2013
Country	Qatar	Vote Deadline Date			22-Mar-2013
SEDOL(s)	6158174 - 6439244 - 6530192	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT ACCORDING TO THE
COMMERCIAL LAW OF QATAR, VOTES CAN
ONLY BE-REPRESENTED BY A SHAREHOLDER
ATTENDING THE MEETING IN PERSON AND
CASTING YOUR-VOTE ACCORDINGLY. ALSO,
THE PROXY CANNOT REPRESENT MORE THAN
5% OF THE-COMPANY SHARE CAPITAL AND
25% OF THE SHARES REPRESENTED AT THE
AGM / EGM.
Non-Voting
CMMT
PLEASE NOTE IN THE EVENT THE MEETING
DOES NOT REACH QUORUM, THERE WILL BE A-
SECOND CALL ON 07 APR 2013.
CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS WILL-REMAIN VALID FOR ALL
CALLS UNLESS THE AGENDA IS AMENDED.
THANK YOU.
Non-Voting
1
Approve the recommendation of the Board of
Directors to amend the Company's Articles of
Association in the following manner: Amend Article
2: Before the Change: Name of the Company: Qatar
Telecom (Qtel) Q.S.C. After the Change: Name of
the Company: Ooredoo Telecom Q.S.C
		Management	For	For
2
Approve the recommendation of the Board of
Directors to amend the Company's Articles of
Association in the following manner: Amend Article
53.1 to read as follows: Before the Change: Ten
Percent (10%) of the net profits shall be deducted
annually to be allocated for the compulsory reserve
account. This deduction may be stopped if the
reserve amounts to 50% of the nominal capital, and
if the reserve becomes less than this percentage, the
deduction shall be resumed to raise the reserve to
the 50% level. After the Change: Ten percent (10%)
of the net profits shall be deducted annually and
allocated to the Compulsory Reserve Account, and
in the event of the company issuing new shares
under Article 18 of its Articles of Association at a
premium above its share nominal value the resulting
amount of the premium shall be added CONTD
		Management	For	For
CONT
CONTD to the Compulsory Reserve. The Ordinary
General Assembly may decide to-stop deduction and
premium addition if the reserve amount reaches fifty-
percent (50%) of the Company's Nominal Issued
Capital. The Ordinary General-Assembly may decide
to use the amounts exceeding this limit in any
manner-conducive to the interests of the Company
and the Shareholders. If the-reserve becomes less
than this percentage, the deduction shall be
resumed to-raise the reserve to the 50% level
Non-Voting
THE SIAM COMMERCIAL BANK PUBLIC CO LTD
Security	Y7905M113	Meeting Type			Annual General Meeting
Ticker Symbol	SCB TB	Meeting Date			04-Apr-2013
ISIN	TH0015010018	Agenda			704328207 - Management
City	BANGKOK	Holding Recon Date			15-Mar-2013
Country	Thailand	Vote Deadline Date			01-Apr-2013
SEDOL(s)	5314041 - 6889935 - B01DQW1	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT
TO MEETING ID 164476 DUE TO CHANGE IN VO-
TING STATUS AND CHANGE IN AGENDA. ALL
VOTES RECEIVED ON THE PREVIOUS MEETING
W-ILL BE DISREGARDED AND YOU WILL NEED
TO REINSTRUCT ON THIS MEETING NOTICE.
THA-NK YOU.
Non-Voting
CMMT	IN THE SITUATION WHERE THE CHAIRMAN OF THE MEETING SUDDENLY CHANGE THE AGENDA-AND/OR ADD NEW AGENDA DURING THE MEETING,WE WILL VOTE THAT AGENDA AS ABSTAIN.	Non-Voting
1	To acknowledge the Annual Report of the Board of Directors	Non-Voting
2	To consider and approve the financial statements for the year ended 31 December 2012	Management	For	For
3	To consider and approve the allocation of profit from the Bank's operational results for the year 2012 and the dividend payment of THB 4.50 per share	Management	For	For
4	To consider and approve the directors' remuneration for the year 2013 and the directors' bonus based on the year 2012 operational results	Management	For	For
5.1	To consider and elect a director in replacement of who retires by rotation: Mrs. Kannikar Chalitaporn	Management	For	For
5.2	To consider and elect a director in replacement of who retires by rotation: Mr. Anand Panyarachun	Management	For	For
5.3	To consider and elect a director in replacement of who retires by rotation: Prof. Vicharn Panich	Management	For	For
5.4	To consider and elect a director in replacement of who retires by rotation: Mr. Chumpol NaLamlieng	Management	For	For
5.5	To consider and elect a director in replacement of who retires by rotation: Mr. Prasan Chuaphanich	Management	For	For
5.6	To consider and elect a director in replacement of who retires by rotation: Police General Adul Sangsingkeo	Management	For	For
6	Approve KPMG Poomchai Audit Co. Ltd. as Auditors and authorize board to fix their remuneration	Management	For	For
7	To consider and approve the amendment to Clause 4 of the Bank's Memorandum of Association in order for it to be in line with the conversion of preferred shares into ordinary shares in the year 2012	Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION DUE TO MODIFICATION OF TEXT IN RESOLUTIONS-3 AND 5.2. THANK YOU.	Non-Voting
EMAAR PROPERTIES, DUBAI
Security	M4025S107	Meeting Type			Annual General Meeting
Ticker Symbol	EMAAR UH	Meeting Date			09-Apr-2013
ISIN	AEE000301011	Agenda			704331115 - Management
City	DUBAI	Holding Recon Date			08-Apr-2013
Country	United Arab Emirates	Vote Deadline Date			02-Apr-2013
SEDOL(s)	6302272 - B01RM25	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Approval of board of directors report as of 31 Dec 2012	Management	For	For
2	Approval of auditors report as of 31 Dec 2012	Management	For	For
3	Approval of balance sheet and profit and loss account as of 31 Dec 2012	Management	For	For
4	Appointment of the auditors for the financial year 2013 and deciding on their fees	Management	For	For
5	To discharge the liability of the directors and the auditors for their services during the period ending 31 Dec 2012	Management	Abstain	Against
6	Consideration of the board of directors recommendations as to distribution of profits at 10 percent cash dividend	Management	For	For
7	To grant approval for the payment of bonus to members of the board of directors amounting to AED 500000 each	Management	For	For
8
To grant approval under article 108 of Federal Law
no 8 of 1984 and the amendments there to for the
members of the board of directors to carry on
activities included in the objects of the company
provided they do not complete directly with the
company
		Management	For	For
ULTRAPAR PARTICIPACOES SA, SAO PAULO
Security	P94396127	Meeting Type			Annual General Meeting
Ticker Symbol	UGPA3 BZ	Meeting Date			10-Apr-2013
ISIN	BRUGPAACNOR8	Agenda			704318939 - Management
City	SAO PAULO	Holding Recon Date			08-Apr-2013
Country	Brazil	Vote Deadline Date			03-Apr-2013
SEDOL(s)	2502582 - B0FHTN1	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE CANDIDATE
TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A
CANDIDATE'S NAME, YOUR VOTE WILL BE
PROCESSED-IN FAVOR OR AGAINST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
1
To receive the administrators accounts, to examine,
discuss and vote on the administrations report, the
financial statements and the accounting statements
accompanied by the independent auditors report
regarding the fiscal year ended on December 31,
2012
		Management	For	For
2	To approve the distribution of net profits from the 2012 fiscal year	Management	For	For
3	To elect the members of the board of directors	Management	For	For
4	To set the remuneration of the company administrators	Management	For	For
5
In view of the request for installation of the fiscal
council made by shareholders representing more
than 2 percent of the voting shares of the company,
election of their members and to set their respective
remunerations
		Management	For	For
METROPOLITAN BANK & TRUST CO MBTC
Security	Y6028G136	Meeting Type			Annual General Meeting
Ticker Symbol	MBT PM	Meeting Date			15-Apr-2013
ISIN	PHY6028G1361	Agenda			704338272 - Management
City	MAKATI CITY	Holding Recon Date			14-Mar-2013
Country	Philippines	Vote Deadline Date			29-Mar-2013
SEDOL(s)	6514442 - B06P2Y6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Call to Order	Management	For	For
2	Certification of Notice and Quorum	Management	For	For
3	Approval of the Minutes of the Annual Meeting Held on April 25, 2012	Management	For	For
4	President's Report to the Stockholders	Management	For	For
5.A	Ratification/Approval of the following: Amendment of the Articles of Incorporation on the Increase of Authorised Capital Stock and Creation of Preferred Shares	Management	Against	Against
5.B	Ratification/Approval of the following: Declaration of 30% Stock Dividends	Management	For	For
6	Ratification of Corporate Acts	Management	For	For
7.A	Election of Director: George S.K. Ty	Management	For	For
7.B	Election of Director: Arthur Ty	Management	For	For
7.C	Election of Director: Francisco C. Sebastian	Management	For	For
7.D	Election of Director: Fabian S. Dee	Management	For	For
7.E	Election of Director: Edmund A. Go	Management	For	For
7.F	Election of Director: Antonio V. Viray	Management	For	For
7.G	Election of Director: Ms. Amelia B. Cabal	Management	For	For
7.H	Election of Director: Francisco F. Del Rosario (Independent Director)	Management	For	For
7.I	Election of Director: Jr., Rex C. Drilon II (Independent Director)	Management	For	For
7.J	Election of Director: Robin A. King (Independent Director)	Management	For	For
7.K	Election of Director: Jesli A. Lapus, (Independent Director)	Management	For	For
7.L	Election of Director: Vicente B. Valdepenas, Jr. (Independent Director)	Management	For	For
7.M	Election of Director: Renato C. Valencia (Independent Director)	Management	For	For
7.N	Election of Director: Ms. Remedios L. Macalincag (Independent Director)	Management	For	For
8	Election of External Auditors	Management	For	For
9	Other Matters	Management	For	Against
10	Adjournment	Management	For	For
CMMT	PLEASE NOTE THAT THIS MEETING MENTIONS DISSENTER'S RIGHTS. IF YOU WISH TO EXPR- ESS DISSENT PLEASE CONTACT YOUR GLOBAL CUSTODIAN CLIENT.	Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO ADDITION OF COMMENT. IF YOU HAVE AL-
READY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECI-
DE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU
Non-Voting
VALE SA, RIO DE JANEIRO
Security	P9661Q148	Meeting Type			Annual General Meeting
Ticker Symbol	VALE3 BZ	Meeting Date			17-Apr-2013
ISIN	BRVALEACNPA3	Agenda			704329235 - Management
City	RIO DE JANEIRO	Holding Recon Date			15-Apr-2013
Country	Brazil	Vote Deadline Date			09-Apr-2013
SEDOL(s)	2256630 - 2257127 - 5896851 - B04S872 - B142LF0 - B39VG95	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE CANDIDATE
TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A
CANDIDATE'S NAME, YOUR VOTE WILL BE
PROCESSED-IN FAVOR OR AGAINST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ALL ITEMS. THANK YOU.	Non-Voting
1	To examine, discuss and vote upon the board of directors annual report, the financial statements, relating to fiscal year ended December 31, 2012	Management	For	For
2	Proposal for allocation of profits for the year of 2012	Management	For	For
3	To elect the members of the board of directors	Management	For	For
4	To elect the members of the fiscal council	Management	For	For
5	To set the remuneration for the members of the board of directors and for the fiscal council in 2013, as well as ratify the remuneration paid in 2012	Management	Abstain	Against
TRACTEBEL ENERGIA SA, FLORIANOPOLIS
Security	P9208W103	Meeting Type			Annual General Meeting
Ticker Symbol	TBLE3 BZ	Meeting Date			17-Apr-2013
ISIN	BRTBLEACNOR2	Agenda			704387338 - Management
City	FLORIANOPOLIS	Holding Recon Date			15-Apr-2013
Country	Brazil	Vote Deadline Date			09-Apr-2013
SEDOL(s)	2249908 - B07C763 - B3BJYS2	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE CANDIDATE
TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A
CANDIDATE'S NAME, YOUR VOTE WILL BE
PROCESSED-IN FAVOR OR AGAINST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
1	To take the accounts of the managers, to examine, discuss and vote the financial statements, regarding to fiscal year ended on December 31, 2012	Management	For	For
2	To decide on the allocation of the net profits and the distribution of dividends	Management	For	For
3	To deliberate on the participation of the employees in the results from the 2012 fiscal year	Management	Against	Against
4	To set the global remuneration of the managers and fiscal council	Management	For	For
5	To take knowledge of the resignation of a member of the board of directors and elect its substitute	Management	Against	Against
6	To reelect the members of the fiscal council and set their respective substitute	Management	For	For
ITAU UNIBANCO HOLDING SA, SAO PAULO
Security	P5968U113	Meeting Type			Annual General Meeting
Ticker Symbol	ITUB4 BZ	Meeting Date			19-Apr-2013
ISIN	BRITUBACNPR1	Agenda			704345760 - Management
City	SAO PAULO	Holding Recon Date			17-Apr-2013
Country	Brazil	Vote Deadline Date			12-Apr-2013
SEDOL(s)	B037HR3 - B3BGLF9	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM "3" ONLY. THANK-YOU.	Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE CANDIDATE
TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A
CANDIDATE'S NAME, YOUR VOTE WILL BE
PROCESSED-IN FAVOR OR AGAINST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
1
To take cognizance of the management report, the
opinion from the fiscal-council, the report from the
independent auditors and the summary of the-
reports from the audit committee and to examine, for
a vote, the financial-statements for the fiscal year
that ended on December 31, 2012
Non-Voting
2	To decide on the allocation of the net profits from the fiscal year	Non-Voting
3	To elect the members of the board of directors and the members of the fiscal council	Management	For	For
4	To set the total annual remuneration for the members of the board of-directors and the fiscal council	Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO CHANGE IN THE MEETING TYPE FROM OGM-
TO AGM. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PRO-XY
FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
ZENITH BANK PLC, LAGOS
Security	V9T871109	Meeting Type			Annual General Meeting
Ticker Symbol	ZENITHBA NL	Meeting Date			24-Apr-2013
ISIN	NGZENITHBNK9	Agenda			704385170 - Management
City	VICTORIA ISLAND	Holding Recon Date			12-Apr-2013
Country	Nigeria	Vote Deadline Date			11-Apr-2013
SEDOL(s)	B01CKG0 - B29X2S5	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	To receive and adopt the Audited Accounts for the financial year ended 31st December, 2012, the Reports of the Directors, Auditors and Audit Committee thereon	Management	For	For
2	To declare a dividend	Management	For	For
3	To elect/re-elect Directors	Management	Against	Against
4	To authorize the Directors to fix the remuneration of the Auditors	Management	For	For
5	To elect members of the Audit Committee	Management	Against	Against
6	To approve the remuneration of the Directors for the year ending December 31, 2013	Management	For	For
7	That Chief Mrs Chinyere Edith Asika, who has attained the age of 70 years be elected as an independent Director of the Bank	Management	For	For
BANCO DO BRASIL S.A.
Security	P11427112	Meeting Type			Annual General Meeting
Ticker Symbol	BBAS3 BZ	Meeting Date			25-Apr-2013
ISIN	BRBBASACNOR3	Agenda			704365685 - Management
City	BRASILIA	Holding Recon Date			23-Apr-2013
Country	Brazil	Vote Deadline Date			18-Apr-2013
SEDOL(s)	2073981 - 2328595 - B29ML07	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF AT-TORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO BE REJECTED-. IF YOU
HAVE ANY QUESTIONS, PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO- T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A- LLOWED. THANK YOU	Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST INCLUDE-THE NAME OF THE CANDIDATE
TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON THIS ITEM-IS RECEIVED WITHOUT A
CANDIDATE'S NAME, YOUR VOTE WILL BE
PROCESSED IN FAVOR-OR AGAINST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
I
To receive the administrators accounts, to examine,
discuss and vote on the administrations report, the
financial statements and the accounting statements
accompanied by the independent auditors report
regarding the fiscal year ending on December 31,
2012
		Management	For	For
II	To deliberate on the distribution of the fiscal years net profits and distribution of dividends	Management	For	For
III	To elect members of the fiscal council	Management	For	For
IV	To set the members of fiscal council remuneration	Management	For	For
V	To elect members of the board of directors	Management	Against	Against
VI	To set the directors remuneration	Management	For	For
GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	GFNORTEO MM	Meeting Date			26-Apr-2013
ISIN	MXP370711014	Agenda			704402166 - Management
City	NUEVO LEON	Holding Recon Date			15-Apr-2013
Country	Mexico	Vote Deadline Date			23-Apr-2013
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3 - B57YQ34 - B59G4P6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1.i
It is proposed to modify Article Second of the
Corporate By-Laws of GFNorte, in order to exclude
Ixe Banco and Fincasa Hipotecaria, given their
merger with Banco Mercantil del Norte; and modify
the legal denomination of Ixe Soluciones, to S lida
Administradora de Portafolios SOFOM and of Ixe
Fondos, to Operadora de Fondos Banorte Ixe
		Management	For	For
1.ii	It is proposed to approve the text and to subscribe the new Agreement of Shared Responsibilities including all of Grupo Financiero Banorte's entities	Management	For	For
2	It is proposed to designate delegate(s) to formalize and execute, if the case, the resolutions passed by the Assembly	Management	For	For
3	It is proposed to draft, read and approve the Assembly's minutes	Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO CHANGE IN NUMBERING OF RESOLUTIONS.-
IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM-
UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
MEXICHEM SAB DE CV
Security	P57908132	Meeting Type			Annual General Meeting
Ticker Symbol	MEXCHEM* MM	Meeting Date			26-Apr-2013
ISIN	MX01ME050007	Agenda			704407976 - Management
City	MEXICO, D.F.	Holding Recon Date			18-Apr-2013
Country	Mexico	Vote Deadline Date			22-Apr-2013
SEDOL(s)	2434760 - B1BW2J4 - B2Q3M22	Quick Code
Item	Proposal	Type	Vote	For/Against Management
I
Report from the general director and, on the basis of
this, that from the board of directors, for the
purposes of article 28, part iv, line b, of the securities
market law and of article 172 of the general
mercantile companies law, regarding the operations
and results from the fiscal year that ended on
December 31, 2012, and the audited individual and
consolidated financial statements of the company
with its subsidiaries to that date, as well as the report
that is referred to in part xx of article 86 of the
income tax law
		Management	For	For
II	Presentation of the annual report from the audit and corporate practices committee of the company	Management	For	For
III	Proposal and resolution regarding the allocation of results for the fiscal year that ended on December 31, 2012	Management	For	For
IV
Designation and or ratification of the members of the
board of directors, both full and alternate, secretary
and vice secretary, as well as of the members and
secretary of the audit and corporate practices
committee of the company
		Management	Against	Against
V	Determination of the compensation for the members of the board of directors, as well as for the persons who are members of the audit and corporate practices committee of the company	Management	For	For
VI	Determination of the maximum amount of funds that can be allocated, during the 2013 fiscal year, to the purchase of shares of the company	Management	For	For
VII
Annual report from the board of directors regarding
the adoption or amendment of the policies in regard
to the acquisition of shares of the company and
regarding the resolutions of that corporate body in
relation to the purchase and or placement of shares
of the company
		Management	For	For
VIII	Proposal, discussion and, if deemed appropriate, approval regarding the complete amendment of the corporate bylaws of the company	Management	Against	Against
IX	Designation of delegates who will carry out and formalize the resolutions passed by the general meeting	Management	For	For
GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
Security	P49501201	Meeting Type			Annual General Meeting
Ticker Symbol	GFNORTEO MM	Meeting Date			26-Apr-2013
ISIN	MXP370711014	Agenda			704437739 - Management
City	NUEVO LEON	Holding Recon Date			15-Apr-2013
Country	Mexico	Vote Deadline Date			23-Apr-2013
SEDOL(s)	2421041 - B01DHK6 - B2Q3MD3 - B57YQ34 - B59G4P6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT
TO MEETING ID 181804 DUE TO SPLITTING OF-
RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED A-
ND YOU WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU.
Non-Voting
1	Approval of the reports referred in section IV, Article 28 of the Securities Market Law, corresponding to the year ended December 31st, 2012	Management	For	For
2	Distribution of profits	Management	For	For
3.a.1	Appointment of the member of the Company's Board of Directors and qualify their independence: Proprietary Member: Guillermo Ortiz Martinez, Chairman, Related	Management	For	For
3.a.2	Appointment of the member of the Company's Board of Directors and qualify their independence: Bertha Gonzalez Moreno, Patrimonial	Management	For	For
3.a.3	Appointment of the member of the Company's Board of Directors and qualify their independence: David Villarreal Montemayor, Patrimonial	Management	For	For
3.a.4	Appointment of the member of the Company's Board of Directors and qualify their independence: Manuel Saba Ades, Independent	Management	For	For
3.a.5	Appointment of the member of the Company's Board of Directors and qualify their independence: Alfredo Elias Ayub, Independent	Management	For	For
3.a.6	Appointment of the member of the Company's Board of Directors and qualify their independence: Herminio Blanco Mendoza, Independent	Management	For	For
3.a.7	Appointment of the member of the Company's Board of Directors and qualify their independence: Everardo Elizondo Almaguer, Independent	Management	For	For
3.a.8	Appointment of the member of the Company's Board of Directors and qualify their independence: Patricia Armendariz Guerra, Independent	Management	For	For
3.a.9	Appointment of the member of the Company's Board of Directors and qualify their independence: Armando Garza Sada, Independent	Management	For	For
3a.10	Appointment of the member of the Company's Board of Directors and qualify their independence: Hector Reyes Retana, Independent	Management	For	For
3a.11	Appointment of the member of the Company's Board of Directors and qualify their independence: Juan Carlos Braniff Hierro, Independent	Management	For	For
3a.12	Appointment of the member of the Company's Board of Directors and qualify their independence: Alejandro Burillo Azcarraga, Independent	Management	For	For
3a.13	Appointment of the member of the Company's Board of Directors and qualify their independence: Miguel Aleman Magnani, Independent	Management	For	For
3a.14	Appointment of the member of the Company's Board of Directors and qualify their independence: Enrique Castillo Sanchez Mejorada, Related	Management	For	For
3a.15	Appointment of the member of the Company's Board of Directors and qualify their independence: Alejandro Valenzuela del Rio, Related	Management	For	For
3a.16	Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Jesus O. Garza Martinez, Related	Management	For	For
3a.17	Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Juan Antonio Gonzalez Moreno, Patrimonial	Management	For	For
3a.18	Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Jose G. Garza Montemayor, Patrimonial	Management	For	For
3a.19	Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Alberto Saba Ades, Independent	Management	For	For
3a.20	Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Isaac Becker Kabacnik, Independent	Management	For	For
3a.21	Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Manuel Aznar Nicolin, Independent	Management	For	For
3a.22	Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Ramon A. Leal Chapa, Independent	Management	For	For
3a.23	Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Julio Cesar Mendez Rubio, Independent	Management	For	For
3a.24	Appointment of the member of the Company's Board of Directors and qualify their independence.Alternate Member: Guillermo Mascarenas Milmo, Independent	Management	For	For
3a.25	Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Javier Molinar Horcasitas, Related	Management	For	For
3a.26	Appointment of the member of the Company's Board of Directors and qualify their independence. Alternate Member: Jose Marcos Ramirez Miguel, Related	Management	For	For
3.b
It is proposed in accordance with Article Forty of the
Corporate By-Laws, that the Board Members are
exempt from the responsibility of providing a bond or
monetary guarantee for backing their performance
when carrying out their duties
		Management	For	For
3.c	It is proposed to appoint Hector Avila Flores as Secretary to the Board of Directors and Jose Morales Martinez as Undersecretary, who will not be part of the Board	Management	For	For
4	Determine the compensation for the members of the Company's Board of Directors	Management	For	For
5.a	Designation of the member of the Audit and Corporate Practices Committee: Hector Reyes Retana-Chairman	Management	For	For
5.b	Designation of the member of the Audit and Corporate Practices Committee: Herminio Blanco Mendoza	Management	For	For
5.c	Designation of the member of the Audit and Corporate Practices Committee: Manuel Aznar Nicolin	Management	For	For
5.d	Designation of the member of the Audit and Corporate Practices Committee: Patricia Armendariz Guerra	Management	For	For
5.e	Designation of the member of the Audit and Corporate Practices Committee: Julio Cesar Mendez Rubio	Management	For	For
6.a	Designation of the member of the Risk Policies Committee: Juan Carlos Braniff Hierro - Chairman	Management	For	For
6.b	Designation of the member of the Risk Policies Committee: Alfredo Elias Ayub	Management	For	For
6.c	Designation of the member of the Risk Policies Committee: Everardo Elizondo Almaguer	Management	For	For
6.d	Designation of the member of the Risk Policies Committee: Manuel Aznar Nicolin	Management	For	For
6.e	Designation of the member of the Risk Policies Committee: Alejandro Valenzuela del Rio	Management	For	For
6.f	Designation of the member of the Risk Policies Committee: Manuel Romo Villafuerte	Management	For	For
6.g	Designation of the member of the Risk Policies Committee: Fernando Solis Soberon	Management	For	For
6.h	Designation of the member of the Risk Policies Committee: Gerardo Zamora Nanez	Management	For	For
6.i	Designation of the member of the Risk Policies Committee: Marcos Ramirez Miguel	Management	For	For
6.j	Designation of the member of the Risk Policies Committee: David Aaron Margolin Schabes - Secretary	Management	For	For
7
Board of Directors' Report regarding shares
repurchase transactions carried out during 2012 and
determination of the maximum amount of financial
resources that will be applied for share repurchases
during 2013
		Management	For	For
8	Discussion and approval to modify the integration and duties of the Regional Boards	Management	For	For
9	Approval to certify the Company's By-Laws	Management	For	For
10	Designation of delegate(s) to formalize and execute the resolutions passed by the Assembly	Management	For	For
11	Drafting, reading and approval of the Assembly's minutes	Management	For	For
RAIA DROGASIL SA, SAO PAULO
Security	P7987N104	Meeting Type			Annual General Meeting
Ticker Symbol	RADL3 BZ	Meeting Date			29-Apr-2013
ISIN	BRRADLACNOR0	Agenda			704365370 - Management
City	SAO PAULO	Holding Recon Date			25-Apr-2013
Country	Brazil	Vote Deadline Date			22-Apr-2013
SEDOL(s)		Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE CANDIDATE
TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A
CANDIDATE'S NAME, YOUR VOTE WILL BE
PROCESSED-IN FAVOR OR AGAINST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
A
Giving an accounting by the managers, examination,
discussion and voting on the financial statements for
the fiscal year that ended on December 31, 2012,
accompanied by the report from the management,
opinion of the independent auditors, published in the
edition of the Diario Oficial do Estado de Sao Paulo
and Valor Economico of March 28, 2013, and
opinion of the fiscal council
		Management	For	For
B
To vote regarding the allocation of the net profit from
the fiscal year, and to vote on approval of the
allocation of interest on shareholder equity resolved
on at the extraordinary meetings of the board of
directors of March 21, 2012, in the amount of BRL
7,000,000, of June 21, 2012, in the amount of BRL
18,500,000 and September 21, 2012, in the amount
of BRL 14,500,000, which will be imputed to the
mandatory dividend, indicating the date of payment
to the shareholders
		Management	For	For
C	To elect the members of the board of directors and its respective substitutes	Management	For	For
D	To set the global remuneration of the company directors	Management	For	For
RAIA DROGASIL SA, SAO PAULO
Security	P7987N104	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	RADL3 BZ	Meeting Date			29-Apr-2013
ISIN	BRRADLACNOR0	Agenda			704367122 - Management
City	SAO PAULO	Holding Recon Date			25-Apr-2013
Country	Brazil	Vote Deadline Date			22-Apr-2013
SEDOL(s)		Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
1
The amendment of the main part of article 10,
amendment of paragraphs 4 and 6, the exclusion of
paragraph 9 and renumbering of the subsequent
paragraph of article 11 of the corporate bylaws, for I.
The inclusion of the activities of the position of chief
sales and marketing officer into the position of chief
commercial officer, and II. The creation of an
additional position of chief operations and retail
officer
		Management	For	For
X5 RETAIL GROUP N.V., AMSTERDAM
Security	98387E205	Meeting Type			Annual General Meeting
Ticker Symbol	FIVE LI	Meeting Date			29-Apr-2013
ISIN	US98387E2054	Agenda			704370535 - Management
City	THE HAGUE	Holding Recon Date			01-Apr-2013
Country	Netherlands	Vote Deadline Date			19-Apr-2013
SEDOL(s)	B07T3T9 - B083BP2 - B516L19	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Opening	Non-Voting
2	Annual report of the Management Board for the financial year 2012	Non-Voting
3	Explanation of policy on additions to reserves and payment of dividends	Non-Voting
4	Adoption of the Annual Accounts for the financial year 2012	Management	For	For
5	Determination of the allocation of the profits earned in the financial year 2012	Management	For	For
6	Discharge from liability of the members of the Management Board	Management	For	For
7	Discharge from liability of the members of the Supervisory Board	Management	For	For
8	Re-appointment of Mr. Mikhail Fridman as member of the Supervisory Board	Management	Against	Against
9	Appointment of Mr. Stephan DuCharme as member of the Management Board and CEO	Management	For	For
10	Appointment of Mr. Sergey Piven as member of the Management Board and CFO	Management	For	For
11	Amendment of the Company's Remuneration Policy for members of the Management Board and Executive Board	Management	Against	Against
12	Remuneration of the Supervisory Board	Management	For	For
13	Designation of the Supervisory Board as the corporate body authorised to issue new shares or grant rights to subscribe for shares	Management	For	For
14	Designation of the Supervisory Board as the corporate body authorised to restrict or exclude the pre-emptive rights upon issue of new shares or granting of rights to subscribe for shares	Management	For	For
15	Authorisation of the Management Board to have the Company acquiring shares or GDRs in its own capital	Management	For	For
16	Appointment of the external auditor for the financial year 2013	Management	For	For
17	Any other business and conclusion	Non-Voting
CENTRAIS ELETRICAS BRASILEIRAS SA-ELETROBRAS, BRAS
Security	P22854106	Meeting Type			Annual General Meeting
Ticker Symbol	ELET6 BZ	Meeting Date			30-Apr-2013
ISIN	BRELETACNPB7	Agenda			704367033 - Management
City	BRASILIA	Holding Recon Date			26-Apr-2013
Country	Brazil	Vote Deadline Date			22-Apr-2013
SEDOL(s)	2308445 - 4453989 - B030W00 - B1FGXN3	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF-ATTORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE
ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
CMMT
PLEASE NOTE THAT SHAREHOLDERS
SUBMITTING A VOTE TO ELECT A MEMBER
MUST-INCLUDE THE NAME OF THE CANDIDATE
TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A
CANDIDATE'S NAME, YOUR VOTE WILL BE
PROCESSED-IN FAVOR OR AGAINST OF THE
DEFAULT COMPANY'S CANDIDATE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ITEM 3 AND 4 ONLY.-THANK YOU.	Non-Voting
1	To examine upon the board of directors annual report, the financial-statements report relating to fiscal year ended December 31, 2012	Non-Voting
2	Destination of the net profit and to set the global remuneration to company-shareholders	Non-Voting
3	To elect the members of the board of director and one for president	Management	For	For
4	Election of the members of the fiscal council, and their respective substitutes	Management	For	For
5	To decide regarding the proposal for the remuneration of the members of the-executive committee, of the board of directors and audit committee of the-company	Non-Voting
VALE SA, RIO DE JANEIRO
Security	P9661Q148	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	VALE3 BZ	Meeting Date			07-May-2013
ISIN	BRVALEACNPA3	Agenda			704353882 - Management
City	RIO DE JANEIRO	Holding Recon Date			03-May-2013
Country	Brazil	Vote Deadline Date			26-Apr-2013
SEDOL(s)	2256630 - 2257127 - 5896851 - B04S872 - B142LF0 - B39VG95	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT
TO MEETING ID 170831 DUE TO DELETION OF-
RESOLUTION. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED
AND-YOU WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU.
Non-Voting
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS CAN VOTE ON ALL ITEMS. THANK YOU.	Non-Voting
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN THE SAME AGENDA ITEM ARE NO- T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A- LLOWED. THANK YOU	Non-Voting
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: A BENEFICIAL OWNER SIGNED
POWER OF AT-TORNEY (POA) IS REQUIRED IN
ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET.
ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO BE REJECTED-. IF YOU
HAVE ANY QUESTIONS, PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE
Non-Voting
1
1.I. Proposal for the amendment of the corporate
bylaws of vale, to achieve the following results. to
include a sole paragraph in article 1, to amend
paragraph 1 of article 10, to amend paragraph 1 of
article 11 and to include a new paragraph 3 in article
10, and to amend paragraph 6 of article 11, to adapt
the corporate bylaws of vale to the bylaws provisions
required, respectively, in items 1.1, 4.6, 4.3 and 4.5
of the BM and Fbovespa S.A., Bolsa De Valores,
Mercadorias E Futuros level 1 corporate governance
listing regulations. 1.II. proposal for the amendment
of the corporate bylaws of vale, to achieve the
following results, to renumber paragraphs 3 and 4 of
article 10, due to that which is provided for in item i
above. 1.III. proposal for the amendment of the
corporate bylaws of vale, to achieve the following
results, to exclude from the main part of article 11
the requirement that the members of the board of
directors be shareholders of vale, in light of that
which is provided for in law number 12,431.12. 1.IV.
proposal for the amendment of the corporate bylaws
of vale, to achieve the following results, to include in
the sole paragraph of article 12 the possibility of
		Management	For	For	None

holding meetings of the board of directors by
teleconference, video conference or other means of
communication. 1.V. proposal for the amendment of
the corporate bylaws of vale, to achieve the following
results, to amend line xxv of article 14 to replace the
term permanent asset with the term no circulating
asset, in order to harmonize it with the new wording
given by law number 11,941.09. 1.VI. proposal for
the amendment of the corporate bylaws of vale, to
achieve the following results, to exclude line iv from
article 24 in light of the fact that the fiscal counsel,
operating as an audit committee for the purposes of
that which is provided for in the sarbanes oxley law,
from here onwards referred to as sarbox, already
analyzes the annual report from the management
and the financial statements of the company. 1.VII.
proposal for the amendment of the corporate bylaws
of vale, to achieve the following results, to include in
the main part of article 29, the possibility of the
members of the executive committee participating in
the meetings of the executive committee by any
means of communication that can ensure their
effective participation and the authenticity of their
vote. 1.VIII. proposal for the amendment of the
corporate bylaws of vale, to achieve the following
results, to exclude from paragraph 1 of article 35 the
limitation on the term of validity for ad negotiate
powers of attorney to December 31 of each year.
1.IX. proposal for the amendment of the corporate
bylaws of vale, to achieve the following results, to
replace the mention of the tax incentives reserve
with the exhaustion reserve in line i of article 43
since the tax incentive related to that reserve expired
in 1996

2	Restatement of the corporate bylaws to reflect the approved amendments	Management	For	For
CMMT	PLEASE NOTE THAT THIS IS A REVISION DUE TO POSTPONEMENT OF MEETING FROM 17 APR-TO 07 MAY 2013. THANK YOU.	Non-Voting
SUNNY OPTICAL TECHNOLOGY (GROUP) CO LTD
Security	G8586D109	Meeting Type			Annual General Meeting
Ticker Symbol	2382 HK	Meeting Date			10-May-2013
ISIN	KYG8586D1097	Agenda			704367932 - Management
City	HONG KONG	Holding Recon Date			06-May-2013
Country	Cayman Islands	Vote Deadline Date			07-May-2013
SEDOL(s)	B1YBT08 - B1YY9W9	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE
AND PROXY FORM ARE AVAILABLE BY
CLICKING-ON THE URL LINKS:-
http://www.hkexnews.hk/listedco/listconews/SEHK/2
013/0328/LTN20130328507.pdf,-http:-
//www.hkexnews.hk/listedco/listconews/SEHK/2013/
0328/LTN20130328429.pdf AND ht-
tp://www.hkexnews.hk/listedco/listconews/sehk/2013
/0328/LTN20130328437.pdf
Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'- ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	To receive and consider the audited consolidated accounts and the reports of directors and auditor of the Company for the year ended 31 December 2012	Management	For	For
2	To declare a final dividend for the year ended 31 December 2012	Management	For	For
3a	To re-elect Mr. Sun Yang as an executive director of the Company	Management	For	For
3b	To re-elect Mr. Chu Peng Fei Richard as an independent non-executive director of the Company	Management	For	For
3c	To re-elect Dr. Liu Xu as an independent non- executive director of the Company; and	Management	For	For
3d	To authorise the board ("Board") of directors ("Directors") of the Company to fix the remuneration of the Directors	Management	For	For
4	To re-appoint Deloitte Touche Tohmatsu as the Company's external auditor and to authorise the Board to fix their remuneration	Management	For	For
5
That a general and unconditional mandate be
granted to the Directors to exercise all the power to
allot, issue and otherwise dealt with new shares of
the Company not exceeding 20% of the aggregate
nominal amount of the share capital of the Company
in issue as at the date of the passing of the relevant
resolution
		Management	For	For
6
That a general and unconditional mandate be
granted to the Directors to repurchase shares of the
Company on The Stock Exchange of Hong Kong
Limited of up to 10% of the aggregate nominal
amount of the share capital of the Company in issue
as at the date of the passing of the relevant
resolution
		Management	For	For
7
That subject to the passing of resolutions numbered
5 and 6, the number of shares to be allotted, issued
and otherwise dealt with by the Directors pursuant to
resolution numbered 5 be increased by the
aggregate amount of share capital of the Company
which are to be repurchased by the Company
pursuant to the authority granted to the Directors
under resolution numbered
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO ADDITION OF URL LINK. IF YOU HAVE A-
LREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DEC-IDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Non-Voting
ANADOLU EFES BIRACILIK VE MALT SANAYI AS, ISTANBUL
Security	M10225106	Meeting Type			Annual General Meeting
Ticker Symbol	AEFES TI	Meeting Date			21-May-2013
ISIN	TRAAEFES91A9	Agenda			704466223 - Management
City	ISTANBUL	Holding Recon Date			20-May-2013
Country	Turkey	Vote Deadline Date			16-May-2013
SEDOL(s)	4164418 - 4465274 - B03MNV4 - B04KDD9 - B24HX23	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: POWER OF ATTORNEY (POA)
REQUIRMENTS-VARY BY CUSTODIAN. GLOBAL
CUSTODIANS MAY HAVE A POA IN PLACE
WHICH WOULD-ELIMINATE THE NEED FOR THE
INDIVIDUAL BENEFICIAL OWNER POA. IN THE
ABSENCE OF-THIS ARRANGEMENT, AN
INDIVIDUAL BENEFICIAL OWNER POA MAY BE
REQUIRED. IF YOU-HAVE ANY QUESTIONS
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK-YOU.
Non-Voting
1	Election of the presidency board and authorization of the presidency board to sign the meeting minutes	Management	For	For
2	Reading, discussion and approval of the annual report of the board and auditors	Management	For	For
3	Reading, discussion and approval of the consolidated income statement and balance sheet for 2012	Management	For	For
4	Informing the shareholders about donations	Management	For	For
5	Informing the shareholders about guarantees, pledges, liens given to the third parties and benefits realized from those	Management	For	For
6	Informing the shareholders about related party transactions	Management	For	For
7	Release of the board and auditors	Management	For	For
8	Election of new board in place of those whose term of office have expired and determine the term of office and remuneration	Management	For	For
9	Informing the shareholders about payments made to board and senior management	Management	For	For
10	Approval of the independent audit firm	Management	For	For
11	Decision on proposal of board on distribution of profits	Management	For	For
12	Approval of the change in the articles of association as provided in appendix 1	Management	For	For
13
Granting permission to carry out transactions that
might lead to conflict of interest with the company
and to compete to the majority shareholders, board,
high level executives and their spouses and kinships
up to second degree
		Management	Against	Against
14	Granting permission to carry out transaction in written article 395 and 396 of Turkish commercial code	Management	For	For
15	Discussion and approval of the proposed internal directive on working principles and procedures of the general meeting	Management	For	For
16	Closing	Management	For	For
TPK HOLDING CO LTD
Security	G89843109	Meeting Type			Annual General Meeting
Ticker Symbol	3673 TT	Meeting Date			22-May-2013
ISIN	KYG898431096	Agenda			704480881 - Management
City	TAIPEI	Holding Recon Date			22-Mar-2013
Country	Cayman Islands	Vote Deadline Date			16-May-2013
SEDOL(s)	B5T7VM5 - B829419	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT
TO MEETING ID 183808 DUE TO RECEIPT OF D-
IRECTORS NAMES. ALL VOTES RECEIVED ON
THE PREVIOUS MEETING WILL BE
DISREGARDED-AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT IN CASES WHERE THE
CLIENT INSTRUCTS US TO VOTE AGAINST ANY
PR-OPOSAL TO BE DISCUSSED AT A
SHAREHOLDERS MEETING AND THE VOTING
WITH RESPECT T-O SUCH PROPOSAL IS DONE
BY BALLOT, WE OR OUR DESIGNEE WILL FILL
OUT THE BALLOT-IN RESPECT OF SUCH
PROPOSAL IN ACCORDANCE WITH THE
CLIENTS INSTRUCTIONS. HOWE-VER, IF THE
VOTING AT THE SHAREHOLDERS MEETING IS
DONE BY ACCLAMATION, WE/OUR-DESIGNEE
WILL NOT TAKE ANY ACTION IN RESPECT OF
THE RELEVANT PROPOSAL. THANK Y-OU
Non-Voting
A.1	The 2012 business operations	Non-Voting
A.2	The 2012 audited reports	Non-Voting
A.3	The adoption of IFRS for the adjustment of profit distribution	Non-Voting
A.4	The status of the local unsecured convertible corporate bonds	Non-Voting
A.5	The revision to the rules of the board meeting	Non-Voting
B.1	The 2012 business reports and financial statements	Management	For	For
B.2	The 2012 profit distribution	Management	For	For
B.3	The revision to the articles of incorporation	Management	For	For
B.4	The revision to the procedures of monetary loans	Management	For	For
B.5	The revision to the procedures of endorsement and guarantee	Management	For	For
B61.1	The election of the director: Name: Chao-Juei Chiang/Shareholder No.:5	Management	Against	Against
B61.2	The election of the director: Name: Max Gain management Limited/Shareholder No.: 1 Representative: Heng-Yao Chang	Management	Against	Against
B61.3	The election of the director: Name: Capable Way Investments Limited / Shareholder No.: 2 Representative: Kuan-Chao Lin	Management	Against	Against
B61.4	The election of the director: Name: High Focus Holdings Limited/Shareholder No.: 3 Representative: Ta-Min Sun	Management	Against	Against
B61.5	The election of the director: Name: Panshi Company limited/Shareholder No.: 32618 Representative: Shih-Ming Liu	Management	Against	Against
B61.6	The election of the director: Name: Foster Chiang / Id No.: AC03470XXX	Management	Against	Against
B62.1	The election of the independent director: Name: Horng-Yan Chang / Id No.: K101243XXX	Management	For	For
B62.2	The election of the independent director: Name: Ming-Jeng Weng / Shareholder No.: 12333	Management	For	For
B62.3	The election of the independent director: Name: Fong-Nien Chiang / Id No.: Q120123XXX	Management	For	For
7	The proposal to release non-competition restriction on the directors	Management	Against	Against
8	Extraordinary motions	Management	Abstain	For
BANK OF GEORGIA HOLDINGS PLC, LONDON
Security	G08195102	Meeting Type			Annual General Meeting
Ticker Symbol	BGEO LN	Meeting Date			23-May-2013
ISIN	GB00B759CR16	Agenda			704442350 - Management
City	LONDON	Holding Recon Date			21-May-2013
Country	United Kingdom	Vote Deadline Date			17-May-2013
SEDOL(s)	B759CR1	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Accept Financial Statements and Statutory Reports	Management	For	For
2	Approve Final Dividend	Management	For	For
3	Approve Remuneration Report	Management	For	For
4	Re-elect Neil Janin as Director	Management	For	For
5	Re-elect Irakli Gilauri as Director	Management	For	For
6	Re-elect David Morrison as Director	Management	For	For
7	Re-elect Allan Hirst as Director	Management	For	For
8	Re-elect Alasdair Breach as Director	Management	For	For
9	Re-elect Kaha Kiknavelidze as Director	Management	For	For
10	Re-elect Ian Hague as Director	Management	For	For
11	Re-elect Hanna Loikkanen as Director	Management	For	For
12	Appoint Ernst Young LLP as Auditors	Management	For	For
13	Authorise Board to Fix Remuneration of Auditors	Management	For	For
14	Authorise EU Political Donations and Expenditure	Management	For	For
15	Authorise Issue of Equity with Pre-emptive Rights	Management	For	For
16	Authorise Issue of Equity without Pre-emptive Rights	Management	For	For
17	Authorise Market Purchase of Ordinary Shares	Management	For	For
18	Authorise the Company to Call EGM with Two Weeks' Notice	Management	For	For
HENGAN INTERNATIONAL GROUP CO LTD
Security	G4402L151	Meeting Type			Annual General Meeting
Ticker Symbol	1044 HK	Meeting Date			23-May-2013
ISIN	KYG4402L1510	Agenda			704443150 - Management
City	HONG KONG	Holding Recon Date			20-May-2013
Country	Cayman Islands	Vote Deadline Date			20-May-2013
SEDOL(s)	5754045 - 6136233 - B02V840	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE
AND PROXY FORM ARE AVAILABLE BY
CLICKING-ON THE URL LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0418/LTN20130418771.pdf-AND-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0418/LTN20130418729.pdf
Non-Voting
1	To receive and consider the audited consolidated accounts and the reports of the directors and auditors for the year ended 31 December 2012	Management	For	For
2	To declare a final dividend for the year ended 31 December 2012	Management	For	For
3	To re-elect Mr. Xu Shui Shen as an executive director	Management	For	For
4	To re-elect Mr. Sze Wong Kim as an executive director	Management	For	For
5	To re-elect Mr. Hui Ching Chi as an executive director	Management	For	For
6	To re-elect Mr. Wang Ming Fu as an independent non-executive director	Management	For	For
7	To re-elect Mr. Ho Kwai Ching Mark as an independent non-executive director	Management	For	For
8	To re-elect Mr. Zhou Fang Sheng as an independent non-executive director	Management	For	For
9	To authorise the board of directors to fix the remuneration of the directors	Management	For	For
10	To re-appoint auditors and to authorise the board of directors to fix their remuneration	Management	For	For
11	To grant a general mandate to the board of directors to allot and issue shares	Management	Against	Against
12	To grant a general mandate to the board of directors to exercise all powers of the Company to purchase its own securities	Management	For	For
13
To extend the general mandate granted to the board
of directors pursuant to Resolution No. 11 above by
an amount representing the aggregate nominal
amount of shares in the capital of the Company
purchased by the Company pursuant to the general
mandate granted pursuant to Resolution No. 12
above
		Management	Against	Against
AXIATA GROUP BHD
Security	Y0488A101	Meeting Type			Annual General Meeting
Ticker Symbol	AXIATA MK	Meeting Date			23-May-2013
ISIN	MYL6888OO001	Agenda			704471200 - Management
City	KUALA LUMPUR	Holding Recon Date			15-May-2013
Country	Malaysia	Vote Deadline Date			16-May-2013
SEDOL(s)	B2QZGV5	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	To receive the Audited Financial Statements for the financial year ended 31 December 2012 together with the Report of the Directors and the Auditors thereon	Management	For	For
2	To declare a final tax exempt dividend under single tier system of 15 sen per ordinary share for the financial year ended 31 December 2012	Management	For	For
3	To declare a special tax exempt dividend under single tier system of 12 sen per ordinary share for the financial year ended 31 December 2012	Management	For	For
4
To re-elect the following Director who retire by
rotation pursuant to Article 93 of the Company's
Articles of Association and who being eligible, offer
themselves for re-election: Dato' Sri Jamaludin
Ibrahim
		Management	For	For
5
To re-elect the following Director who retire by
rotation pursuant to Article 93 of the Company's
Articles of Association and who being eligible, offer
themselves for re-election: Tan Sri Ghazzali Sheikh
Abdul Khalid
		Management	For	For
6
To re-elect the following Director who is appointed to
the Board during the year and retire pursuant to
Article 99 (ii) of the Company's Articles of
Association and being eligible, offer himself for re-
election: Dato' Abdul Rahman Ahmad
		Management	For	For
7
To re-elect the following Director who is appointed to
the Board during the year and retire pursuant to
Article 99 (ii) of the Company's Articles of
Association and being eligible, offer himself for re-
election: Bella Ann Almeida
		Management	For	For
8	To approve the Directors' fees of RM1,680,000.00 payable to the Non-Executive Directors for the financial year ended 31 December 2012	Management	For	For
9
To approve the payment of Directors' fees of
RM30,000.00 per month for the Non-Executive
Chairman and RM20,000.00 per month for each
Non-Executive Director with effect from 1 January
2013 until the next Annual General Meeting of the
Company
		Management	For	For
10
To re-appoint Messrs PricewaterhouseCoopers
having consented to act as the Auditors of the
Company for the financial year ending 31 December
2013 and to authorise the Directors to fix their
remuneration
		Management	For	For
11	Proposed shareholders' mandate for recurrent related party transactions of a revenue or trading nature	Management	For	For
12
Proposed grant of entitlements to, and allotment and
issue of, ordinary shares of nominal value of RM
1.00 each in the company to dato' sri jamaludin
ibrahim, managing director/president & group chief
executive officer of the company ("proposed grant")
		Management	For	For
CNOOC LTD, HONG KONG
Security	Y1662W117	Meeting Type			Annual General Meeting
Ticker Symbol	883 HK	Meeting Date			24-May-2013
ISIN	HK0883013259	Agenda			704471945 - Management
City	HONG KONG	Holding Recon Date			16-May-2013
Country	Hong Kong	Vote Deadline Date			21-May-2013
SEDOL(s)	B00G0S5 - B016D18 - B05QZJ6 - B16TB15	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE
AND PROXY FORM ARE AVAILABLE BY
CLICKING-ON THE URL LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0408/LTN20130408011.pdf-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0408/LTN20130408005.pdf
Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED- THE SAME AS A "TAKE NO ACTION" VOTE	Non-Voting
A1	To receive and consider the audited Statement of Accounts together with the Report of the Directors and Independent Auditors' Report thereon for the year ended 31 December 2012	Management	For	For
A2	To declare a final dividend for the year ended 31 December 2012	Management	For	For
A3	To re-elect Mr. Yang Hua as a Non-executive Director of the Company	Management	For	For
A4	To re-elect Mr. Zhou Shouwei as a Non-executive Director of the Company	Management	For	For
A5	To re-elect Mr. Chiu Sung Hong as an Independent Non-executive Director of the Company	Management	For	For
A6	To authorise the Board of Directors to fix the remuneration of each of the Directors	Management	For	For
A7	To appoint Deloitte Touche Tohmatsu as the Company and its subsidiaries' independent auditors and to authorise the Board of Directors to fix their remuneration	Management	For	For
B1
To grant a general mandate to the Directors to
repurchase shares in the capital of the Company not
exceeding 10% of the share capital of the Company
in issue as at the date of passing of this resolution
		Management	For	For
B2
To grant a general mandate to the Directors to issue,
allot and deal with additional shares in the capital of
the Company not exceeding 20% of the share capital
of the Company in issue as at the date of passing of
this resolution
		Management	Against	Against
B3
To extend the general mandate granted to the
Directors to issue, allot and deal with shares in the
capital of the Company by the aggregate number of
shares repurchased, which shall not exceed 10% of
the share capital of the Company in issue as at the
date of passing of this resolution
		Management	Against	Against
MTN GROUP LTD, FAIRLANDS
Security	S8039R108	Meeting Type			Annual General Meeting
Ticker Symbol	MTN SJ	Meeting Date			28-May-2013
ISIN	ZAE000042164	Agenda			704442324 - Management
City	GAUTENG	Holding Recon Date			17-May-2013
Country	South Africa	Vote Deadline Date			20-May-2013
SEDOL(s)	5949799 - 6563206 - B02P3W5	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1O1.1	Re-election of AT Mikati as a director	Management	For	For
2O1.2	Re-election of RS Dabengwa as a director	Management	For	For
3O1.3	Re-election of NI Patel as a director	Management	For	For
4O1.4	Re-election of AF van Biljon as a director	Management	For	For
5O1.5	Re-election of JHN Strydom as a director	Management	For	For
6O1.6	Election of F Titi as a director	Management	For	For
7O2.1	To elect AF van Biljon as a member of the audit committee	Management	For	For
8O2.2	To elect NP Mageza as a member of the audit committee	Management	For	For
9O2.3	To elect J van Rooyen as a member of the audit committee	Management	For	For
10O24	To elect MJN Njeke as a member of the audit committee	Management	For	For
11O.3	Re-appoint PricewaterhouseCoopers Inc and SizweNtsalubaGobodo Inc as Joint Auditors of the Company	Management	For	For
12O.4	General authority for directors to allot and issue ordinary shares	Management	For	For
13	Endorsement of the remuneration philosophy	Management	For	For
14S.1	To approve the remuneration increase payable to non executive directors	Management	For	For
15S.2	To adopt the new memorandum of incorporation of the Company	Management	For	For
16S.3	To approve an authority for the Company and or any of its subsidiaries to repurchase or purchase as the case may be shares in the Company	Management	For	For
17S.4
To approve the granting of financial assistance by
the Company to its subsidiaries and other related
and inter related companies and corporations and to
directors prescribed officers and other persons
participating in share or other employee incentive
schemes
		Management	For	For
18S.5	To approve the granting of financial assistance in relation to MTN Zakhele RF Limited transaction	Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO CHANGE IN NUMBERING OF RESOLUTIONS.-
IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM-
UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
ANHUI CONCH CEMENT CO LTD
Security	Y01373102	Meeting Type			Annual General Meeting
Ticker Symbol	914 HK	Meeting Date			28-May-2013
ISIN	CNE1000001W2	Agenda			704462352 - Management
City	WUHU CITY	Holding Recon Date			26-Apr-2013
Country	China	Vote Deadline Date			22-May-2013
SEDOL(s)	6080396 - B01W480 - B1BJMK6	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'- ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE
AND PROXY FORM ARE AVAILABLE BY
CLICKING-ON THE URL LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0411/LTN20130411219.pdf-AND-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0411/LTN20130411184.pdf
Non-Voting
1	To approve the report of the board of directors (the "Board") for the year ended 31 December 2012	Management	For	For
2	To approve the report of the supervisory committee for the year ended 31 December 2012	Management	For	For
3	To approve the audited financial reports prepared in accordance with the PRC accounting standards and International Financial Reporting Standards respectively for the year ended 31 December 2012	Management	For	For
4.a
To approve and vote on the resolution regarding the
election of the following candidate as the directors of
the Company each for a term commencing on 28
May 2013 and expiring on 27 May 2016 (each of
which resolutions set out below in respect of the re-
election or appointment of each director of the
Company shall be considered and passed as a
separate resolution): To elect and appoint Mr Guo
Wensan as an executive director of the Company
		Management	For	For
4.b
To approve and vote on the resolution regarding the
election of the following candidate as the directors of
the Company each for a term commencing on 28
May 2013 and expiring on 27 May 2016 (each of
which resolutions set out below in respect of the re-
election or appointment of each director of the
Company shall be considered and passed as a
separate resolution): To elect and appoint Mr Guo
Jingbin as an executive director of the Company
		Management	For	For
4.c
To approve and vote on the resolution regarding the
election of the following candidate as the directors of
the Company each for a term commencing on 28
May 2013 and expiring on 27 May 2016 (each of
which resolutions set out below in respect of the re-
election or appointment of each director of the
Company shall be considered and passed as a
separate resolution): To elect and appoint Mr Ji
Qinying as an executive director of the Company
		Management	For	For
4.d
To approve and vote on the resolution regarding the
election of the following candidate as the directors of
the Company each for a term commencing on 28
May 2013 and expiring on 27 May 2016 (each of
which resolutions set out below in respect of the re-
election or appointment of each director of the
Company shall be considered and passed as a
separate resolution): To elect and appoint Ms Zhang
Mingjing as an executive director of the Company
		Management	For	For
4.e
To approve and vote on the resolution regarding the
election of the following candidate as the directors of
the Company each for a term commencing on 28
May 2013 and expiring on 27 May 2016 (each of
which resolutions set out below in respect of the re-
election or appointment of each director of the
Company shall be considered and passed as a
separate resolution): To elect and appoint Mr Zhou
Bo as an executive director of the Company
		Management	For	For
4.f
To approve and vote on the resolution regarding the
election of the following candidate as the directors of
the Company each for a term commencing on 28
May 2013 and expiring on 27 May 2016 (each of
which resolutions set out below in respect of the re-
election or appointment of each director of the
Company shall be considered and passed as a
separate resolution): To elect and appoint Mr Fang
Jinwen as an independent non-executive director of
the Company
		Management	For	For
4.g
To approve and vote on the resolution regarding the
election of the following candidate as the directors of
the Company each for a term commencing on 28
May 2013 and expiring on 27 May 2016 (each of
which resolutions set out below in respect of the re-
election or appointment of each director of the
Company shall be considered and passed as a
separate resolution): To elect and appoint Mr Wong
Kun Kau as an independent non-executive director
of the Company
		Management	For	For
4.h
To approve and vote on the resolution regarding the
election of the following candidate as the directors of
the Company each for a term commencing on 28
May 2013 and expiring on 27 May 2016 (each of
which resolutions set out below in respect of the re-
election or appointment of each director of the
Company shall be considered and passed as a
separate resolution): To elect and appoint Mr Tai
Kwok Leung as an independent non-executive
director of the Company
		Management	For	For
5.a
To approve and vote on the resolution regarding the
election of the following candidate as the supervisors
of the Company each for a term commencing on 28
May 2013 and expiring on 27 May 2016 (each of
which resolutions set out below in respect of the re-
election or appointment of each supervisor of the
Company shall be considered and passed as a
separate resolution): To elect and appoint Mr Wang
Jun as a supervisor of the Supervisory Committee of
the Company
		Management	For	For
5.b
To approve and vote on the resolution regarding the
election of the following candidate as the supervisors
of the Company each for a term commencing on 28
May 2013 and expiring on 27 May 2016 (each of
which resolutions set out below in respect of the re-
election or appointment of each supervisor of the
Company shall be considered and passed as a
separate resolution): To elect and appoint Mr Zhu
Yuming as a supervisor of the Supervisory
Committee of the Company
		Management	For	For
6
To approve the reappointment of KPMG Huazhen
Certified Public Accountants (Special General
Partnership) and KPMG Certified Public Accountants
as the PRC auditors and international auditors of the
Company respectively, and to authorise the Board to
determine the remuneration of the auditors based on
the amount of auditing work as required by the
Company's scale of operation were considered and
approved
		Management	For	For
7	To approve the Company's profit distribution proposal for the year 2012	Management	For	For
8	To approve the grant of a mandate to the Board to exercise the power to allot and issue new shares	Management	Against	Against
COCA COLA ICECEK SANAYI A.S.
Security	M253EL109	Meeting Type			Ordinary General Meeting
Ticker Symbol	CCOLA TI	Meeting Date			28-May-2013
ISIN	TRECOLA00011	Agenda			704498179 - Management
City	ISTANBUL	Holding Recon Date			27-May-2013
Country	Turkey	Vote Deadline Date			23-May-2013
SEDOL(s)	B03R4Q1 - B058ZV4 - B17RKX3	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT
TO MEETING ID 196093 DUE TO CHANGE IN VO-
TING STATUS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED
AN-D YOU WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU.
Non-Voting
CMMT
IMPORTANT MARKET PROCESSING
REQUIREMENT: POWER OF ATTORNEY (POA)
REQUIREMENTS-VARY BY CUSTODIAN. GLOBAL
CUSTODIANS MAY HAVE A POA IN PLACE
WHICH WOULD ELIMI-NATE THE NEED FOR THE
INDIVIDUAL BENEFICIAL OWNER POA. IN THE
ABSENCE OF THIS-ARRANGEMENT, AN
INDIVIDUAL BENEFICIAL OWNER POA MAY BE
REQUIRED. IF YOU HAVE A-NY QUESTIONS
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU.
Non-Voting
1	Opening, election of the presidency board and authorization of the presidency board to sign minutes	Management	For	For
2	Discussion of the report prepared by the board and auditors	Management	For	For
3	Reading, discussion and approval of the balance sheet and income statements	Management	For	For
4	Release of the board and auditors	Management	For	For
5	Election of the board including independent board member and determination of their term of office and numbers	Management	For	For
6	Approval of the independent audit firm	Management	For	For
7	Decision on profit distribution proposal made by the board	Management	For	For
8	Informing the shareholders about donations	Non-Voting
9	Informing the shareholders about guarantees, pledges, liens given to the third-parties and realized benefits from those	Non-Voting
10
Authorization of the board to amend the articles of
the articles of association of the company and
approval of the amendment to articles of
2,3,4,6,7,8,9,10,11,12,13,14,15,17,18,19,20 removal
of article 16, and addition to article 11 of the articles
of association of the company
		Management	For	For
11	Informing the shareholders about internal policy about general meeting issues	Management	For	For
12	Informing the shareholders about made transactions in the year 2012	Non-Voting
13	Informing the shareholders about wage policy of the senior managements	Non-Voting
14
Granting permission to carry out granting permission
to carry out conflict of interest with the company and
to compete to the majority shareholders, board, high
level executives and their spouses and kinships up
to second degree
		Management	Against	Against
15	Granting permission to the board to carry out transaction written in article 395,396 of Turkish Commercial Code	Management	For	For
16	Closing	Non-Voting
CHINA MOBILE LIMITED, HONG KONG
Security	Y14965100	Meeting Type			Annual General Meeting
Ticker Symbol	941 HK	Meeting Date			30-May-2013
ISIN	HK0941009539	Agenda			704353008 - Management
City	HONG KONG	Holding Recon Date			23-May-2013
Country	Hong Kong	Vote Deadline Date			27-May-2013
SEDOL(s)	5563575 - 6073556 - B01DDV9 - B162JB0	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE
AND PROXY FORM ARE AVAILABLE BY
CLICKING-ON THE URL LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0327/LTN20130327435.PDF-AND-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0327/LTN20130327425.pdf
Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED- THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1	To receive and consider the audited financial statements and the Reports of the Directors and Auditors of the Company and its subsidiaries for the year ended 31 December 2012	Management	For	For
2	To declare a final dividend for the year ended 31 December 2012	Management	For	For
3.i	To re-elect Mr. Li Yue as director of the Company	Management	For	For
3.ii	To re-elect Mr. Xue Taohai as director of the Company	Management	For	For
3.iii	To re-elect Madam Huang Wenlin as director of the Company	Management	For	For
4
To appoint Messrs. PricewaterhouseCoopers and
PricewaterhouseCoopers Zhong Tian CPAs Limited
(to be renamed as PricewaterhouseCoopers Zhong
Tian LLP) as the auditors of the Company and its
subsidiaries for Hong Kong financial reporting and
U.S. financial reporting purposes, respectively, and
to authorize the directors of the Company to fix their
remuneration
		Management	For	For
5
To give a general mandate to the directors of the
Company to repurchase shares in the Company not
exceeding 10% of the aggregate nominal amount of
the existing issued share capital in accordance with
ordinary resolution number 5 as set out in the AGM
Notice
		Management	For	For
6
To give a general mandate to the directors of the
Company to issue, allot and deal with additional
shares in the Company not exceeding 20% of the
aggregate nominal amount of the existing issued
share capital in accordance with ordinary resolution
number 6 as set out in the AGM Notice
		Management	Against	Against
7
To extend the general mandate granted to the
directors of the Company to issue, allot and deal with
shares by the number of shares repurchased in
accordance with ordinary resolution number 7 as set
out in the AGM Notice
		Management	Against	Against
CHINA OVERSEAS LAND & INVESTMENT LTD
Security	Y15004107	Meeting Type			Annual General Meeting
Ticker Symbol	688 HK	Meeting Date			30-May-2013
ISIN	HK0688002218	Agenda			704412395 - Management
City	HONG KONG	Holding Recon Date			28-May-2013
Country	Hong Kong	Vote Deadline Date			27-May-2013
SEDOL(s)	5387731 - 6192150 - B01XX64	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED- THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE
AND PROXY FORM ARE AVAILABLE BY
CLICKING-ON THE URL LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0411/LTN20130411275.pdf-AND-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0411/LTN20130411259.pdf
Non-Voting
1	To receive and adopt the Audited Financial Statements and the Reports of the Directors and the Independent Auditor's Report for the year ended 31 December 2012	Management	For	For
2	To approve the declaration of a final dividend for the year ended 31 December 2012 of HK24 cents per share	Management	For	For
3a	To re-elect Mr. Hao Jian Min as Director	Management	For	For
3b	To re-elect Mr. Xiao Xiao as Director	Management	Against	Against
3c	To re-elect Mr. Guo Yong as Director	Management	Against	Against
3d	To re-elect Mr. Kan Hongbo as Director	Management	Against	Against
3e	To re-elect Dr. Wong Ying Ho, Kennedy as Director	Management	For	For
3f	To re-elect Dr. Fan Hsu Lai Tai, Rita as Director	Management	For	For
3g	To re-elect Mr. Li Man Bun, Brian David as Director	Management	Against	Against
4	To authorise the Board to fix the remuneration of the Directors	Management	For	For
5	To appoint Messrs. PricewaterhouseCoopers as Auditor of the Company to hold office until the conclusion of the next Annual General Meeting and to authorise the Board to fix their remuneration	Management	For	For
6	To approve the granting to the Directors the general and unconditional mandate to repurchase shares in the capital of the Company up to 10% of the issued share capital of the Company	Management	For	For
7	To approve the granting to the Directors the general and unconditional mandate to allot, issue and deal with new shares not exceeding 20% of the issued share capital of the Company	Management	Against	Against
8
To approve the extension of the authority granted to
the Directors by Resolution 7 above by adding the
number of shares repurchased pursuant to the
authority granted to the Directors by Resolution 6
above
		Management	Against	Against
CHINA OVERSEAS LAND & INVESTMENT LTD
Security	Y15004107	Meeting Type			ExtraOrdinary General Meeting
Ticker Symbol	688 HK	Meeting Date			30-May-2013
ISIN	HK0688002218	Agenda			704481249 - Management
City	HONG KONG	Holding Recon Date			28-May-2013
Country	Hong Kong	Vote Deadline Date			27-May-2013
SEDOL(s)	5387731 - 6192150 - B01XX64	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE
AND PROXY FORM ARE AVAILABLE BY
CLICKING-ON THE URL LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0503/LTN20130503545.pdf-AND-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0503/LTN20130503533.pdf
Non-Voting
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED- THE SAME AS A "TAKE NO ACTION" VOTE.	Non-Voting
1
To approve, ratify and confirm the New Master
CSCECL Group Engagement Agreement (as defined
in the circular of the Company dated 6 May 2013
(the "Circular")) and the transactions contemplated
thereunder and the implementation thereof, and to
approve the Cap (as defined in the Circular)
		Management	For	For
SBERBANK OF RUSSIA OJSC, MOSCOW
Security	80585Y308	Meeting Type			Annual General Meeting
Ticker Symbol	SBER LI	Meeting Date			31-May-2013
ISIN	US80585Y3080	Agenda			704476933 - Management
City	MOSCOW	Holding Recon Date			11-Apr-2013
Country	Russian Federation	Vote Deadline Date			22-May-2013
SEDOL(s)	B5SC091	Quick Code
Item	Proposal	Type	Vote	For/Against Management
1	Approve the annual report for 2012	Management	For	For
2	Approve the annual report for 2012, including the balance sheet and the profit and loss statement (disclosure forms)	Management	For	For
3	3.1. Approve distribution of profits for 2012; 3.2 Pay dividends on ordinary shares of RUB 2.57 per one share, and on preferred shares of RUB 3.20 per one share	Management	For	For
4	Approve Ernst & Young Vneshaudit CJSC as the auditor for 2013 and the Q1, 2014	Management	For	For
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE-ELECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED.-PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
5.1	To elect the member of the Board of Directors: Gref Herman Oskarovich	Management	Against	Against
5.2	To elect the member of the Board of Directors: Guriev Sergei Maratovich	Management	For	For
5.3	To elect the member of the Board of Directors: Dmitriev Mikhail Egonovich	Management	Against	Against
5.4	To elect the member of the Board of Directors: Zlatkis Bella Ilinichna	Management	Against	Against
5.5	To elect the member of the Board of Directors: Ivanova Nadezhda Yurievna	Management	Against	Against
5.6	To elect the member of the Board of Directors: Ignatiev Sergei Mikhailovich	Management	Against	Against
5.7	To elect the member of the Board of Directors: Kudrin Alexey Leonidovich	Management	Against	Against
5.8	To elect the member of the Board of Directors: Lomakin-Rumyantsev Ilya Vadimovich	Management	Against	Against
5.9	To elect the member of the Board of Directors: Luntovsky Georgy Ivanovich	Management	Against	Against
5.10	To elect the member of the Board of Directors: Matovnikov Mikhail Yurievich	Management	Against	Against
5.11	To elect the member of the Board of Directors: Mau Vladimir Alexandrovich	Management	For	For
5.12	To elect the member of the Board of Directors: Moiseev Alexey Vladimirovich	Management	Against	Against
5.13	To elect the member of the Board of Directors: Profumo Alessandro	Management	Against	Against
5.14	To elect the member of the Board of Directors: Sinelnikov-Murylev Sergei Germanovich	Management	Against	Against
5.15	To elect the member of the Board of Directors: Tulin Dmitry Vladislavovich	Management	Against	Against
5.16	To elect the member of the Board of Directors: Ulukaev Alexei Valentinovich	Management	Against	Against
5.17	To elect the member of the Board of Directors: Freeman Ronald	Management	Against	Against
5.18	To elect the member of the Board of Directors: Shvetsov Sergei Anatolievich	Management	Against	Against
5.19	To elect the member of the Board of Directors: Egilmez Ahmet Mahfi	Management	For	For
6.1	Elect the member of the Auditing Committee: Borodina Natalia Petrovna	Management	For	For
6.2	Elect the member of the Auditing Committee: Volkov Vladimir Mikhailovich	Management	For	For
6.3	Elect the member of the Auditing Committee: Dolzhnikov Maxim Leonidovich	Management	For	For
6.4	Elect the member of the Auditing Committee: Isakhanova Yulia Yurievna	Management	For	For
6.5	Elect the member of the Auditing Committee: Minenko Alexei Evgenievich	Management	For	For
6.6	Elect the member of the Auditing Committee: Polyakova Olga Vasilievna	Management	For	For
6.7	Elect the member of the Auditing Committee: Revina Natalia Vladimirovna	Management	For	For
7
7. 1. Pay remuneration to the members of the
Supervisory Board of Sberbank of Russia OJSC
subject to their consent in accordance with the laws
of the Russian Federation:  - RUB 4.2 million each
for discharge of duties of a member of the
Supervisory Board  - RUB 420 thousand each for
discharge of duties of a member of a committee of
the Supervisory Board  - RUB 840 thousand each for
discharge of duties of the Chairperson of a
committee of the Supervisory Board  - RUB 1.26
million for discharge of duties of the Chairman of the
Supervisory Board.  Determine that remuneration for
discharge of duties in each capacity is summed up if
a member of the Supervisory Board acts in different
capacities.  7.2. To compensate expenses incurred
in discharging the functions of members of the
Supervisory Board of Sberbank of Russia to CONTD
		Management	For	For
CONT
CONTD members of the Supervisory Board of the
Bank.  7.3. Pay remuneration to-the Chairman of the
Audit Commission of Sberbank of Russia OJSC in
the amount-of RUB 1 million, and to the members of
the Audit Commission in the amount of-RUB
750,000, subject to their consent in accordance with
the laws of the-Russian Federation
Non-Voting
8	8.1 Approve the Regulation on Remuneration and Compensation Paid to Members of the Supervisory Board of Sberbank of Russia. 8.2 Approve the amount of basic remuneration at 4.2 million rubles	Management	For	For
9
Approve the new version of the Bank's Charter.
Authorize the CEO, Chairman of the Management
Board of the Bank to sign the documents required for
state registration of the new version of the Bank's
Charter
		Management	For	For
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO CHANGE IN SPELLING OF DIRECTOR'S NA-
ME IN RESOLUTION 5.8. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RE-
TURN THIS PROXY FORM UNLESS YOU DECIDE
TO AMEND YOUR ORIGINAL INSTRUCTIONS.
TH-ANK YOU.
Non-Voting
DELTA ELECTRONICS INC
Security	Y20263102	Meeting Type			Annual General Meeting
Ticker Symbol	2308 TT	Meeting Date			07-Jun-2013
ISIN	TW0002308004	Agenda			704504491 - Management
City	TAOYUAN	Holding Recon Date			08-Apr-2013
Country	Taiwan, Province of China	Vote Deadline Date			30-May-2013
SEDOL(s)	6260734 - B4568G2	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT IN CASES WHERE THE
CLIENT INSTRUCTS US TO VOTE AGAINST ANY-
PROPOSAL TO BE DISCUSSED AT A
SHAREHOLDERS MEETING AND THE VOTING
WITH-RESPECT TO SUCH PROPOSAL IS DONE
BY BALLOT, WE OR OUR DESIGNEE WILL FILL
OUT-THE BALLOT IN RESPECT OF SUCH
PROPOSAL IN ACCORDANCE WITH THE
CLIENTS-INSTRUCTIONS. HOWEVER, IF THE
VOTING AT THE SHAREHOLDERS MEETING IS
DONE BY-ACCLAMATION, WE/OUR DESIGNEE
WILL NOT TAKE ANY ACTION IN RESPECT OF
THE-RELEVANT PROPOSAL. THANK YOU
Non-Voting
A.1	The 2012 business operations	Non-Voting
A.2	The 2012 financial statements	Non-Voting
A.3	The 2012 audited reports	Non-Voting
A.4	The adjustment of profit distribution and special reserve	Non-Voting
A.5	The revision to the rules of the board meeting	Non-Voting
B.1	The 2012 business reports and financial statements	Management	For	For
B.2	The 2012 profit distribution. Proposed cash dividend: TWD5.3 per share	Management	For	For
B.3	The revision to the articles of incorporation	Management	For	For
B.4	The revision to the rules of the shareholder meeting	Management	For	For
B.5	The revision to the procedures of monetary loans	Management	For	For
B.6	The revision to the procedures of endorsement and guarantee	Management	For	For
B.7	The proposal to release non-competition restriction on the directors	Management	For	For
TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD, HSINCHU
Security	Y84629107	Meeting Type			Annual General Meeting
Ticker Symbol	2330 TT	Meeting Date			11-Jun-2013
ISIN	TW0002330008	Agenda			704561251 - Management
City	HSINCHU	Holding Recon Date			12-Apr-2013
Country	Taiwan, Province of China	Vote Deadline Date			03-Jun-2013
SEDOL(s)	6889106 - B16TKV8	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT THIS IS AN AMENDMENT
TO MEETING ID 159010 DUE TO DELETION OF-
RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED
AN-D YOU WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU.
Non-Voting
CMMT
PLEASE NOTE THAT IN CASES WHERE THE
CLIENT INSTRUCTS US TO VOTE AGAINST ANY
PR-OPOSAL TO BE DISCUSSED AT A
SHAREHOLDERS MEETING AND THE VOTING
WITH RESPECT T-O SUCH PROPOSAL IS DONE
BY BALLOT, WE OR OUR DESIGNEE WILL FILL
OUT THE BALLOT-IN RESPECT OF SUCH
PROPOSAL IN ACCORDANCE WITH THE
CLIENTS INSTRUCTIONS. HOWE-VER, IF THE
VOTING AT THE SHAREHOLDERS MEETING IS
DONE BY ACCLAMATION, WE/OUR-DESIGNEE
WILL NOT TAKE ANY ACTION IN RESPECT OF
THE RELEVANT PROPOSAL. THANK Y-OU
Non-Voting
A.1	The 2012 business operations	Non-Voting
A.2	The 2012 audited reports	Non-Voting
A.3	The status of the local corporate bonds	Non-Voting
B.1	The 2012 business reports and financial statements	Management	For	For
B.2	The 2012 profit distribution. proposed cash dividend: TWD3 per share	Management	For	For
B.3	The revision to the procedures of asset acquisition or disposal, monetary loans, endorsement and guarantee	Management	For	For
TSINGTAO BREWERY CO LTD
Security	Y8997D102	Meeting Type			Annual General Meeting
Ticker Symbol	168 HK	Meeting Date			25-Jun-2013
ISIN	CNE1000004K1	Agenda			704466829 - Management
City	QINGDAO	Holding Recon Date			24-May-2013
Country	China	Vote Deadline Date			18-Jun-2013
SEDOL(s)	5324653 - 6905808 - B01DS25	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'- ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
CMMT
PLEASE NOTE THAT THE COMPANY NOTICE
AND PROXY FORM ARE AVAILABLE BY
CLICKING-ON THE URL LINKS:-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0426/LTN201304261593.pdf-AND-
http://www.hkexnews.hk/listedco/listconews/sehk/20
13/0426/LTN201304261587.pdf
Non-Voting
1	To consider and approve the Company's 2012 Work Report of the Board of Directors	Management	For	For
2	To consider and approve the Company's 2012 Work Report of the Board of Supervisors	Management	For	For
3	To consider and approve the Company's 2012 financial report (audited)	Management	For	For
4	To consider and determine the Company's 2012 Profit Distribution Proposal (including dividends distribution)	Management	For	For
5
To consider and approve the re-appointment of
PricewaterhouseCoopers Zhong Tian CPAs Limited
Company as the Company's auditor for the year
2013 and fixing its remunerations not exceeding
RMB6.6 million
		Management	For	For
6
To consider and approve the re-appointment of
PricewaterhouseCoopers Zhong Tian CPAs Limited
Company as the Company's internal control auditor
for the year 2013 and fixing its remunerations not
exceeding RMB1.98 million
		Management	For	For
7.1	To consider and approve to elect Mr. HUANG Ke Xing as the Company's Executive Director	Management	For	For
7.2	To consider and approve to elect Mr. Yasutaka SUGIURA as the Company's Nonexecutive Director	Management	For	For
8	To consider and approve to elect Mr. Toshio KODATO as the Company's Supervisor as Shareholders' Representative	Management	For	For
9	To consider and approve the change of project invested with proceeds from the exercise of bonds and warrants	Management	For	For
10	To consider and approve the resolution of the proposed amendments to the Articles of Association	Management	For	For
GAZPROM OAO, MOSCOW
Security	368287207	Meeting Type			Annual General Meeting
Ticker Symbol	OGZD LI	Meeting Date			28-Jun-2013
ISIN	US3682872078	Agenda			704580946 - Management
City	MOSCOW	Holding Recon Date			13-May-2013
Country	Russian Federation	Vote Deadline Date			18-Jun-2013
SEDOL(s)	2016629 - 5140989 - 5259528 - B54DNZ5	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT BECAUSE OF THE SIZE OF
THE AGENDA [120 RESOLUTIONS] FOR THE G-
AZPROM OF RUSSIA MEETING. THE AGENDA
HAS BEEN BROKEN UP AMONG TWO
INDIVIDUAL M-EETINGS. THE MEETING IDS AND
HOW THE RESOLUTIONS HAVE BEEN BROKEN
OUT ARE AS F-OLLOWS: MEETING ID 211104
[RESOLUTIONS 1 THROUGH 12.67] AND MID
211445 [RESOLU-TIONS 12.68 THROUGH 14.12].
IN ORDER TO VOTE ON THE COMPLETE
AGENDA OF THIS ME-ETING YOU MUST VOTE
ON BOTH THE MEETINGS.
Non-Voting
1	Approve the Annual Report of OAO Gazprom for 2012	Management
2	Approve the annual accounting statements of OAO Gazprom for 2012	Management
3	Approve the distribution of Company profits as of the end of 2012	Management
4
Approve the amount, timeline and a form of payment
for year-end dividends on the Company shares: pay
out annual dividends based on the Company income
statement as of the end of 2012 in monetary form to
the tune of 5 rubles 99 kopecks on a common equity
of OAO Gazprom with a par value of 5 rubles and
set August 27, 2013 as a final date for the dividend
payment
Management
5	Approve a Procedure for OAO Gazprom dividend payment	Management
6	Approve the Closed Joint Stock Company PricewaterhouseCoopers Audit as the Company's external auditor	Management
7	Pay out remunerations to members of the Board of Directors in the amounts suggested by the Board of Directors	Management
8	Pay out remunerations to members of the Audit Commission in the amounts suggested by the Company Board of Directors	Management
9	Approve amendments to be introduced into the OAO Gazprom Charter	Management
10	Approve amendments to be introduced into the Regulation on the OAO Gazprom General Shareholders' Meeting	Management
11	Approve the Regulation on the OAO Gazprom Audit Commission as revised lately	Management
12.1
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Gazprombank (Open Joint Stock
Company) regarding the receipt by the OAO
Gazprom of funds in the maximum amount of 500
million U.S. Dollars or its equivalent in Rubles or
Euros, for a term not exceeding five years, with an
interest for using the loans to be paid at a rate not
exceeding 12% per annum on loans in U.S. Dollars /
Euros; and at a rate not exceeding the Bank of
Russia's refinancing rate in effect on the date of
entry into the applicable loan agreement plus a 3%
per annum on loans in Rubles
Management
12.2
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Sberbank of Russia OAO
regarding the receipt by the OAO Gazprom of funds
in the maximum amount of 1.5 billion U.S. Dollars or
its equivalent in Rubles or Euros, for a term not
exceeding five years, with an interest for using the
loans to be paid at a rate not exceeding 12% per
annum on loans in U.S. Dollars / Euros; and at a rate
not exceeding the Bank of Russia's refinancing rate
in effect on the date of entry into the applicable loan
agreement plus a 3% per annum on loans in Rubles
Management
12.3
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Bank VTB regarding the
receipt by OAO Gazprom of funds in the maximum
amount of one billion U.S. Dollars or its equivalent in
Rubles or Euros, for a term not exceeding five years,
with an interest for using the loans to be paid at a
rate not exceeding 12% per annum on loans in U.S.
Dollars / Euros; and at a rate not exceeding the Bank
of Russia's refinancing rate in effect on the date of
entry into the applicable loan agreement plus a 3%
per annum on loans in Rubles
Management
12.4
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Loan Facility
Agreement between OAO Gazprom and
Gazprombank (Open Joint Stock Company) as well
as transactions between OAO Gazprom and the
bank to be entered into under this agreement
concerning the receipt by OAO Gazprom of funds in
the maximum amount of 60 billion Rubles or its
equivalent in U.S. Dollars/Euros for a term not
		Management			None

exceeding 90 consecutive days, with an interest for
using the loans to be paid at a rate not exceeding
the shadow interest rate offered on Ruble loans
(deposits) in the Moscow money market (MosPrime
Rate), or London interbank offered rate (LIBOR) for
loans in U.S. Dollars/Euros, established for a
maturity equal to the period of a respective loan use
and quoted at the date of the entry into the
transaction, increased by 4%

12.5
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Loan Facility
Agreement between OAO Gazprom and Sberbank of
Russia OAO as well as transactions between OAO
Gazprom and the bank to be entered into under this
agreement concerning the receipt by OAO Gazprom
of funds in the maximum amount of 60 billion Rubles
or its equivalent in U.S. Dollars/Euros for a term not
exceeding 90 consecutive days, with an interest for
using the loans to be paid at a rate not exceeding
the shadow interest rate offered on Ruble loans
(deposits) in the Moscow money market (MosPrime
Rate), or London interbank offered rate (LIBOR) for
loans in U.S. Dollars/Euros, established for a
maturity equal to the period of a respective loan use
and quoted at the date of the entry into the
transaction, increased by 4%
Management
12.6
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Loan Facility
Agreement between OAO Gazprom and OAO Bank
VTB as well as transactions between OAO Gazprom
and the bank to be entered into under this
agreement concerning the receipt by OAO Gazprom
of funds in the maximum amount of 30 billion Rubles
or its equivalent in U.S. Dollars/Euros for a term not
exceeding 90 consecutive days, with an interest for
using the loans to be paid at a rate not exceeding
the shadow interest rate offered on Ruble loans
(deposits) in the Moscow money market (MosPrime
Rate), or London interbank offered rate (LIBOR) for
loans in U.S. Dollars/Euros, established for a
maturity equal to the period of a respective loan use
and quoted at the date of the entry into the
transaction, increased by 4%
Management
12.7
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Loan Facility
Agreement between OAO Gazprom and OAO BANK
ROSSIYA as well as transactions between OAO
Gazprom and the bank to be entered into under this
agreement concerning the receipt by OAO Gazprom
of funds in the maximum amount of 10 billion Rubles
or its equivalent in U.S. Dollars/Euros for a term not
		Management			None

exceeding 90 consecutive days, with an interest for
using the loans to be paid at a rate not exceeding
the shadow interest rate offered on Ruble loans
(deposits) in the Moscow money market (MosPrime
Rate), or London interbank offered rate (LIBOR) for
loans in U.S. Dollars/Euros, established for a
maturity equal to the period of a respective loan use
and quoted at the date of the entry into the
transaction, increased by 4%

12.8
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Gazprombank (Open Joint Stock
Company) pursuant to which, upon the terms and
conditions announced by the bank, Gazprombank
(Open Joint Stock Company) will accept and credit
all transfers in favor of OAO Gazprom to accounts
opened by OAO Gazprom and carry out operations
on these accounts as per OAO Gazprom's
instructions; and agreements between OAO
Gazprom and Gazprombank (Open Joint Stock
Company) with regard to maintaining a minimum
balance on the account in the amount not exceeding
30 billion Rubles or its equivalent in foreign currency
for each of transactions, with the interest to be paid
by the bank at a rate not lower than 0.1% per annum
in the relevant currency
Management
12.9
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Sberbank of Russia OAO, OAO
Bank VTB, OAO BANK ROSSIYA and OAO
Rosselkhozbank pursuant to which the banks will
accept and credit, upon the terms and conditions
announced by the banks, transfers in favor of OAO
Gazprom to accounts opened by OAO Gazprom and
carry out operations on these accounts as per OAO
Gazprom's instructions
Management
12.10
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Gazprombank (Open Joint Stock
Company), Sberbank of Russia OAO, OAO Bank
VTB, OAO BANK ROSSIYA and OAO
Rosselkhozbank pursuant to which the banks will
provide services to OAO Gazprom using electronic
payments system of the respective bank, including
services involving a receipt from OAO Gazprom of
electronic payment documents requesting debit
		Management			None

operations on these accounts, provision of electronic
account statements and other electronic document
management operations, and provide to OAO
Gazprom services of their respective certification
centers, whereas OAO Gazprom will pay for such
services at the price set by the respective bank in
effect on the date of the services provision

12.11
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Foreign currency
purchase/sale transactions between OAO Gazprom
and Gazprombank (Open Joint Stock Company) to
be entered into under the General Agreement on
Conversion Operations No. 3446 between OAO
Gazprom and the bank dated September 12, 2006,
in the maximum amount of 500 million U.S. Dollars
or its equivalent in Rubles, Euros or other currency
for each of transactions
Management
12.12
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Foreign currency
purchase/sale transactions between OAO Gazprom
and OAO Bank VTB to be entered into under the
General Agreement on Common Terms for
Conversion Operations using Reuters Dealing
System No. 1 between OAO Gazprom and the bank
dated July 26, 2006, in the maximum amount of 500
million U.S. Dollars or its equivalent in Rubles, Euros
or other currency for each of transactions
Management
12.13
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement on Common
Terms for Forward/Swap Conversion Operations
between OAO Gazprom and OAO Bank VTB as well
as foreign currency forward/swap purchase and sale
transactions between OAO Gazprom and OAO Bank
VTB entered into under this agreement in the
maximum amount of 300 million U.S. Dollars or its
equivalent in Rubles, Euros or other currency for
each of transactions
Management
12.14
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement on the
Procedure for Deposit Operations between OAO
Gazprom and OAO Bank VTB for a term not
exceeding 5 years as well as deposit transactions
		Management			None

between OAO Gazprom and OAO Bank VTB
entered into under this agreement in the maximum
amount of 100 billion Rubles or its foreign currency
equivalent for each of transactions at a rate of 4%
per annum or more for transactions in Russian
Rubles or 1% per annum or more for transactions in
foreign currency

12.15
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: General Agreement on
the Procedure for Deposit Operations between OAO
Gazprom and Gazprombank (Open Joint Stock
Company) for a term not exceeding 5 years as well
as deposit transactions between OAO Gazprom and
Gazprombank (Open Joint Stock Company) entered
into under this agreement in the maximum amount of
100 billion Rubles or its foreign currency equivalent
for each of transactions at a rate of 4% per annum or
more for transactions in Russian Rubles or 1% per
annum or more for transactions in foreign currency
Management
12.16
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement on the
Procedure for Deposit Operations between OAO
Gazprom and Sberbank of Russia OAO for a term
not exceeding 5 years as well as deposit
transactions between OAO Gazprom and Sberbank
of Russia OAO entered into under this agreement in
the maximum amount of 100 billion Rubles or its
foreign currency equivalent for each of transactions
at a rate of 4% per annum or more for transactions in
Russian Rubles or 1% per annum or more for
transactions in foreign currency
Management
12.17
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Gazprombank (Open Joint Stock
Company) pursuant to which OAO Gazprom will
grant suretyships to secure performance by OAO
Gazprom's subsidiary companies of their obligations
to Gazprombank (Open Joint Stock Company) with
respect to the bank guarantees issued to the
Russian Federation tax authorities in connection with
the subsidiary companies challenging such tax
authorities' claims in court in the aggregate
maximum amount equivalent to 500 million U.S.
Dollars and for a period not exceeding 14 months
Management
12.18
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Sberbank of Russia OAO
pursuant to which OAO Gazprom will grant
suretyships to secure performance by OAO
Gazprom's subsidiary companies of their obligations
to Sberbank of Russia OAO with respect to the bank
guarantees issued to the Russian Federation tax
authorities in connection with the subsidiary
companies challenging such tax authorities' claims in
court in the aggregate maximum amount equivalent
to 500 million U.S. Dollars and for a period not
exceeding 14 months
Management
12.19
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Bank VTB pursuant to
which OAO Gazprom will grant suretyships to secure
performance by OAO Gazprom's subsidiary
companies of their obligations to OAO Bank VTB
with respect to the bank guarantees issued to the
Russian Federation tax authorities in connection with
the subsidiary companies challenging such tax
authorities' claims in court in the aggregate
maximum amount equivalent to 500 million U.S.
Dollars and for a period not exceeding 14 months
Management
12.20
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Gazprombank (Open Joint Stock
Company) pursuant to which OAO Gazprom will
issue suretyships to secure performance by OAO
Gazprom's subsidiary companies of their obligations
to Gazprombank (Open Joint Stock Company) with
respect to the bank's guarantees issued to the
Russian Federation tax authorities to secure
obligations of the above-mentioned companies to
pay excise taxes in connection with exports of
excisable oil products and eventual penalties in the
maximum amount of 1.8 billion Rubles and for a
period not exceeding 18 months
Management
12.21
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Gazprombank (Open Joint Stock
Company) pursuant to which the bank will issue
guarantees to the Russian Federation tax authorities
in connection with OAO Gazprom challenging tax
authorities' claims in court in the aggregate
maximum amount equivalent to 500 million U.S.
Dollars and for a period not exceeding 12 months
Management
12.22
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Bank VTB pursuant to
which the bank will issue guarantees to the Russian
Federation tax authorities in connection with OAO
Gazprom challenging tax authorities' claims in court
in the aggregate maximum amount equivalent to 500
million U.S. Dollars and for a period not exceeding
12 months
Management
12.23
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Sberbank of Russia OAO
pursuant to which the bank will issue guarantees to
the Russian Federation tax authorities in connection
with OAO Gazprom challenging tax authorities'
claims in court in the aggregate maximum amount
equivalent to 500 million U.S. Dollars and for a
period not exceeding 12 months
Management
12.24
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazpromtrans pursuant to
which OAO Gazprom will grant OOO Gazpromtrans
the temporary possession and use of the
infrastructure facilities in the railway stations of the
Surgut Condensate Stabilization Plant, Astrakhan
Gas Processing Plant, Sernaya railway station and
Tvyordaya Sera railway station, facilities of the
railway station situated in Slavyansk-na-Kubani, as
well as software/hardware systems such as a
System for Managing OAO Gazprom's Property and
Other Assets at OOO Gazpromtrans Level (ERP)
and Registration and Analysis of Data on Non-Core
Assets (RADA) within the OAO Gazprom System at
OOO Gazpromtrans Level for a period not exceeding
12 months, and OOO Gazpromtrans will make
payment for using such property in the maximum
amount of 2156 million Rubles
Management
12.25
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazpromtrans pursuant to
which OAO Gazprom will grant OOO Gazpromtrans
the temporary possession and use of tank cars for
methanol for a period not exceeding 3 years, and
OOO Gazpromtrans will pay for using such property
a sum in the maximum amount of 130 million Rubles
Management
12.26
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and DOAO Tsentrenergogaz of OAO
Gazprom pursuant to which OAO Gazprom will grant
DOAO Tsentrenergogaz of OAO Gazprom the
temporary possession and use of the building and
equipment in the mechanical repair shop at the
depot operated by the oil and gas production
department for the Zapolyarnoye gas-oil-condensate
field located in the village of Novozapolyarny,
Tazovskiy District, Yamal-Nenets Autonomous
Okrug; building and equipment in the mechanical
repair shop at the Southern Regional Repair Depot
located in Izobilnyi, Stavropol Territory, for a period
not exceeding 12 months, and DOAO
Tsentrenergogaz of OAO Gazprom will pay for using
such property a sum in the maximum amount of
103.7 million Rubles
Management
12.27
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Tsentrgaz pursuant to
which OAO Gazprom will grant OAO Tsentrgaz the
temporary possession and use of software/hardware
systems such as a System for Managing OAO
Gazprom's Property and Other Assets at OOO
Gazpromtrans Level (ERP), System for Recording
and Analysis of Long-Term Investments (RALTI)
within the OAO Gazprom System at OAO Tsentrgas
Level, System for Registration and Analysis of Data
on Non-Core Assets (RADA) within the OAO
Gazprom System at OOO Gazpromtrans Level and
Electronic Filing Module at OAO Tsentrgaz Level for
a period not exceeding 12 months, and OAO
Tsentrgaz will pay for using such property a sum in
the maximum amount of 22000 Rubles
Management
12.28
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Gazprombank (Open Joint Stock
		Management			None

Company) pursuant to which OAO Gazprom will
grant Gazprombank (Open Joint Stock Company)
the temporary possession and use of non-residential
spaces in the building at street Lenina, 31, Yugorsk,
Tyumen Region that are used to house a branch of
Gazprombank (Open Joint Stock Company) with the
total floor space of 1600 sq. m and a land plot
occupied by the building and indispensable for its
use with the total area of 3,371 sq. m for a period not
exceeding 12 month, and Gazprombank (Open Joint
Stock Company) will pay for using such property a
sum in the maximum amount of 1.4 million rubles

12.29
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Gazprom Neftekhim
Salavat pursuant to which OAO Gazprom will grant
OAO Gazprom Neftekhim Salavat the temporary
possession and use of the gas condensate pipeline
running from the Karachaganakskoye gas
condensate field to the Orenburg Gas Refinery and a
special-purpose telecommunication unit M-468R for
a period not exceeding 12 months, and OAO
Gazprom Neftekhim Salavat will pay for using such
property a sum in the maximum amount of 466000
Rubles
Management
12.30
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazprom Export pursuant
to which OAO Gazprom will grant OOO Gazprom
Export the temporary possession and use of
software/hardware system such as Business
Information and Management System (BIMS) of
OAO Gazprom for a period not exceeding 12
months, and OOO Gazprom Export will pay for using
such property a sum in the maximum amount of 75
million Rubles
Management
12.31
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Gazprom Neft pursuant to
which OAO Gazprom will grant OAO Gazprom Neft
the temporary possession and use of a special-
purpose telecommunications unit M-468R, as well as
software /hardware systems such as System for
Managing OAO Gazprom's Property and Other
Assets at OAO Gazprom Neft Level (ERP), System
for Recording and Analysis of Long-Term
Investments within OAO Gazprom's System (RALTI)
at OAO Gazprom Neft Level, System for Recording
		Management			None

and Analysis of Data on Non-Core Assets within the
OAO Gazprom System (RADA) at the OAO
Gazprom Neft Level and Electronic Filing Module at
OAO Gazprom Neft Level for a period not exceeding
12 months, and OAO Gazprom Neft will pay for
using such property a sum in the maximum amount
of 22200 Rubles

12.32
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Gazprom Space Systems
pursuant to which OAO Gazprom will grant OAO
Gazprom Space Systems the temporary possession
and use of software/hardware systems such as a
System for Managing OAO Gazprom's Property and
Other Assets at OAO Gazprom Space Systems
Level (ERP)", System for Recording and Analysis of
Long-Term Investments within OAO Gazprom
System (RALTI) at the OAO Gazprom Space
Systems Level and Electronic Filing Module at OAO
Gazprom Space Systems Level for a period not
exceeding 12 months, and OAO Gazprom Space
Systems will pay for using such property a sum in
the maximum amount of 21100 Rubles
Management
12.33
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and ZAO Yamalgazinvest pursuant
to which OAO Gazprom will grant ZAO
Yamalgazinvest the temporary possession and use
of software/hardware systems such as a System for
Managing OAO Gazprom's Property and Other
Assets at ZAO Yamalgazinvest Level (ERP) and
Electronic Filing Module at ZAO Yamalgazinvest
Level for a period not exceeding 12 months, and
ZAO Yamalgazinvest will pay for using such property
a sum in the maximum amount of 18000 Rubles
Management
12.34
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and ZAO Gazprom Invest Yug
pursuant to which OAO Gazprom will grant ZAO
Gazprom Invest Yug the temporary possession and
use of software/hardware systems such as a System
for Managing OAO Gazprom's Property and Other
Assets at ZAO Gazprom Invest Yug Level (ERP) and
Electronic Filing Module at ZAO Gazprom Invest Yug
Level for a period not exceeding 12 months, and
ZAO Gazprom Invest Yug will pay for using such
property a sum in the maximum amount of 16600
Rubles
Management
12.35
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazprom Mezhregiongaz
pursuant to which OAO Gazprom will grant OOO
Gazprom Mezhregiongaz the temporary possession
and use of software/hardware systems such as a
System for Managing OAO Gazprom's Property and
Other Assets at OOO Gazprom Mezhregiongaz
Level (ERP), System for Recording and Analysis of
Long-Term Investments (RALTI) within OAO
Gazprom System at OOO Mezhregiongaz Level,
System for Recording and Analysis of Data on Non-
Core Assets (RADA) within OAO Gazprom System
at OOO Mezhregiongaz Level and Electronic Filing
Module at OOO Gazprom Mezhregiongaz Level for a
period not exceeding 12 months, and OOO Gazprom
Mezhregiongaz will pay for using such property a
sum in the maximum amount of 6000 Rubles
Management
12.36
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazprom Komplektatsiya
pursuant to which OAO Gazprom will grant OOO
Gazprom Komplektatsiya the temporary possession
and use of software/hardware systems such as a
System for Managing OAO Gazprom's Property and
Other Assets at OOO Gazprom Komplektatsiya
Level (ERP), System for Recording and Analysis of
Long-Term Investments (RALTI) within OAO
Gazprom System at OOO Gazprom Komplektatsiya
Level, System for Recording and Analysis of Data on
Non-Core Assets (RADA) within OAO Gazprom
System at OOO Gazprom Komplektatsiya Level and
Electronic Filing Module at OOO Gazprom
Komplektatsiya Level for a period not exceeding 12
months, and OAO Gazprom Komplektatsiya will pay
for using such property a sum in the maximum
amount of 22000 Rubles
Management
12.37
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom, Gazprombank (Open Joint Stock
Company) and OOO Gazprom Export (Licensees)
pursuant to which OAO Gazprom will grant
Licensees an ordinary (non-exclusive) license for
use of the OAO Gazprom's international trademarks
such as As specified [Gazprom], Gazprom and
registered by the International Bureau of the World
Intellectual Property Organization in the International
Register with international registration numbers-
807841, 807842, 807840, date of the international
registration-April 22, 2003, on goods, labels, goods
packaging; during performance of works, provision of
		Management			None

services; on supporting, business and other
documents; in advertisements, printed publications,
on headed notepaper, on signage, during display of
exhibits at exhibitions and fairs; in web-based media;
in trade names of Licensees (Sub-Licensees); on
corporate seals of Licensees (Sub-Licensees) until
exclusive rights to international trademarks of OAO
Gazprom expire, with rights, upon receipt of a prior
written consent from OAO Gazprom, to enter into
sublicensing agreements with third parties (Sub-
Licensees) for the use of the above-mentioned OAO
Gazprom's trademarks in a manner and subject to
rights for use provided by Licensing Agreements to
Licensees, and Licensees will pay OAO Gazprom
license fees for the right to use such OAO Gazprom
international trademarks and for the right to use
OAO Gazprom international trademarks under
sublicensing agreements in the aggregate maximum
amount of 84.96 million Rubles or its equivalent in
U.S. Dollars/ Euro

12.38
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Gazprom
Gazoraspredeleniye pursuant to which OAO
Gazprom will grant OAO Gazprom
Gazoraspredeleniye the temporary possession and
use of assets in the gas-distribution system
comprised of facilities intended for the transportation
and feed of gas directly to consumers (gas pipeline
branches, gas pipeline jump-over lines, distribution
gas pipelines, inter-settlement and intra-street gas
pipelines, high-, medium-, and low-pressure gas
pipelines, gas control stations, and buildings), and
software/hardware systems such as a System for
Managing OAO Gazprom's Property and Other
Assets at OAO Gazpromregiongaz Level (ERP),
System for Recording and Analysis of Long-Term
Investments (RALTI) within OAO Gazprom System
(Second Phase) at OAO Gazpromregiongaz Level,
and Electronic Filing Module at OAO
Gazpromregiongaz Level for a period not exceeding
12 months, and OAO Gazprom Gazoraspredeleniye
will pay for using such property a sum in the
maximum amount of 1393.3 million Rubles
Management
12.39
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazprom Investproyekt
pursuant to which OOO Gazprom Investproyekt
undertakes, within 5 years of their signing and upon
OAO Gazprom's instructions, to provide information
and analysis, consulting, management &
administration services related to administrative and
		Management			None

contractual structuring of projects, arrangements for
fund raising, ensuring that funds are used as
intended and ensuring timely commissioning of
facilities when fulfilling investment projects to the
benefit of OAO Gazprom, and OAO Gazprom
undertakes to pay for these services a sum in the
maximum amount of 2500 million Rubles

12.40
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Druzhba pursuant to which
OAO Gazprom will grant OAO Druzhba the
temporary possession and use of the facilities at
Druzhba vacation center (effluent treatment facilities,
transformer substations, entry checkpoints, houses,
utility networks, metal fences, parking areas, ponds,
roads, pedestrian crossings, sites, sewage pumping
station, roofed ground-level arcade, service station,
diesel-generator station, boiler house extension,
storage facility, garaging, garages with
administrative and amenity building, stela, as well as
service machinery, equipment, furniture and
implements) located in the village of Rogozinino,
Naro-Fominsk District, Moscow Region (due to
changes in delineation of Russian constituent
entities-Moscow region/City of Moscow, since July 1,
2012, this area has been included within the area of
the City of Moscow), for a period not exceeding 12
months, and OAO Druzhba will pay for using such
property a sum in the maximum amount of 133.43
million Rubles
Management
12.41
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazprom Export pursuant
to which OOO Gazprom Export undertakes, acting
upon OAO Gazprom's instructions and for a total fee
not exceeding 300 million Rubles, on its behalf but at
the expense of OAO Gazprom, to accept OAO
Gazprom's commercial products including crude oil,
gas condensate, sulphur and derivatives (gasoline,
liquefied gas, diesel fuel, fuel oil etc.) and sell those
on the market beyond the Russian Federation, in the
amount not exceeding 6.5 million tons and for the
sum not exceeding 71 billion Rubles
Management
12.42
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Severneftegazprom
pursuant to which OAO Severneftegazprom will
deliver, and OAO Gazprom will accept (take off) gas
in the amount not exceeding 17 billion cubic meters,
and OAO Gazprom will pay for the gas in the
aggregate maximum amount of 33.2 billion Rubles
Management
12.43
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Tomskgazprom pursuant
to which OAO Gazprom will provide services related
to the transportation of gas in the total amount not
exceeding 3.6 billion cubic meters, and OAO
Tomskgazprom will pay for the services related to
the transportation of gas via trunk gas pipelines in
the aggregate maximum amount of 2.2 billion Rubles
Management
12.44
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazprom Mezhregiongaz
pursuant to which OAO Gazprom will provide
services related to the transportation of gas in the
total amount not exceeding 6 billion cubic meters
across the Russian Federation and the Republic of
Kazakhstan, and OOO Gazprom Mezhregiongaz will
pay for the services related to the transportation of
gas via trunk gas pipelines a sum in the aggregate
maximum amount of 12.6 billion Rubles
Management
12.45
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO NOVATEK pursuant to
which OAO Gazprom will provide services related to
the transportation of gas in the total amount not
exceeding 200 billion cubic meters, and OAO
NOVATEK will pay for the services related to the
transportation of gas via trunk gas pipelines a sum in
the aggregate maximum amount of 430.4 billion
Rubles
Management
12.46
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO NOVATEK pursuant to
which OAO Gazprom will provide services related to
the injection of OAO NOVATEK's gas into
underground gas storage facilities and its storage in
such facilities in the volume not exceeding 18.6
billion cubic meters, and OAO NOVATEK will pay for
the services related to the gas injection and storage
in the aggregate maximum amount of 17.7 billion
Rubles, as well as services related to the offtake of
OAO NOVATEK's gas from underground gas
storage facilities in the volume not exceeding 18.6
billion cubic meters for which OAO NOVATEK will
pay a sum in the aggregate maximum amount of 1.3
billion Rubles
Management
12.47
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Gazprom Neft pursuant to
which OAO Gazprom will provide services related to
the transportation of gas in the total volume not
exceeding 6.8 billion cubic meters, and OAO
Gazprom Neft will pay for the services related to the
transportation of gas via trunk gas pipelines a sum in
the aggregate maximum amount of 6.1 billion Rubles
Management
12.48
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazpromtrans pursuant to
which OAO Gazprom will grant OOO Gazpromtrans
the temporary possession and use of diesel-powered
locomotives, freight-handling motor locomotives,
railway snow plough, escort railcars, catering cars
for a period not exceeding 12 months, and OOO
Gazpromtrans will pay for the use of the property a
sum in the maximum amount of 34.6 million Rubles
Management
12.49
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: General Agreement on
Common Terms for Conversion and Forward
Transactions between OAO Gazprom and Sberbank
of Russia OAO and foreign currency sale/purchase
transactions and forward transactions between OAO
Gazprom and Sberbank of Russia OAO entered into
under this General Agreement in the maximum
amount of 300 million U.S. Dollars or its equivalent in
Rubles, Euro or other currency for each of
transactions
Management
12.50
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazprom Tsentrremont
pursuant to which OAO Gazprom will grant OOO
Gazprom Tsentrremont the temporary possession
and use of software/hardware systems such as a
System for Managing OAO Gazprom's Property and
Other Assets at OOO Gazprom Tsentrremont Level
(ERP), System for Recording and Analysis of Long-
Term Investments (RALTI) within OAO Gazprom
System at OOO Gazprom Tsentrremont Level and
Electronic Filing Module at OOO Tsentrremont Level
for a period not exceeding 12 months, and OOO
Gazprom Tsentrremont will pay for the use of such
property a sum in the maximum amount of 23000
Rubles
Management
12.51
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and a/s Latvijas Gaze pursuant to
which OAO Gazprom will sell, and a/s Latvijas Gaze
will purchase gas in the volume not exceeding 1.5
billion cubic meters for an aggregate maximum
amount of 675 million Euros in 2014, and also
pursuant to which a/s Latvijas Gaze will provide
services related to the injection and storage of OAO
Gazprom's gas in the Incukalna underground gas
storage facility, gas offtake and transportation across
the Republic of Latvia in 2014 in the following
amounts: services related to the gas injection,
storage and offtake-in the volume not exceeding 1
billion cubic meters, and services related to the gas
transportation-in the volume not exceeding 2 billion
cubic meters, and OAO Gazprom will pay for such
services a sum in the aggregate maximum amount
of 25 million Euros
Management
12.52
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and AB Lietuvos Dujos pursuant to
which OAO Gazprom will sell, and AB Lietuvos
Dujos will purchase gas in the volume not exceeding
1.5 billion cubic meters for the aggregate maximum
amount of 675 million Euros in 2014, and also
pursuant to which AB Lietuvos Dujos will provide
services related to the transit transportation of gas
via the Republic of Lithuania in the volume not
exceeding 2.5 billion cubic meters in 2014 and OAO
Gazprom will pay for the gas transportation via trunk
gas pipelines a sum in the aggregate maximum
amount of 13 million Euros
Management
12.53
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and AO Moldovagaz pursuant to
which OAO Gazprom will sell, and AO Moldovagaz
will purchase gas in the volume not exceeding 10.4
billion cubic meters for an aggregate maximum
amount of 3.9 billion U.S. Dollars in 2014, and also
pursuant to which AO Moldovagaz will provide
services related to the transit transportation of gas
via the Republic of Moldova in the volume not
exceeding 70 billion cubic meters in 2014, and OAO
Gazprom will pay for services related to the
transportation of gas via trunk gas pipelines a sum in
the aggregate maximum amount of 172 million U.S.
Dollars
Management
12.54
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and KazRosGaz LLP pursuant to
which OAO Gazprom will provide services related to
the transportation of KazRosGaz LLP's gas via the
Russian Federation in 2014 in the volume not
exceeding 7.813 billion cubic meters, and
KazRosGaz LLP will pay for the services related to
the transportation of gas via trunk gas pipelines a
sum in the aggregate maximum amount of 33.143
million U.S. Dollars
Management
12.55
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Gazprom Transgaz
Belarus pursuant to which OAO Gazprom will sell,
and OAO Gazprom Transgaz Belarus will purchase
gas in the volume not exceeding 23 billion cubic
meters for the aggregate maximum amount of 4.255
billion U.S. Dollars in 2014, and also pursuant to
which OAO Gazprom Transgaz Belarus will provide
services related to the transit transportation of gas
via the Republic of Belarus in the volume not
exceeding 50 billion cubic meters, and OAO
Gazprom will pay for the services related to the
transportation of gas via trunk gas pipelines a sum in
the aggregate maximum amount of 600 million U.S.
Dollars
Management
12.56
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and GAZPROM Germania GmbH
pursuant to which OAO Gazprom will provide
services related to the transportation of GAZPROM
Germania GmbH's natural gas via the Republic of
Kazakhstan, Republic of Uzbekistan, Russian
Federation and the Republic of Belarus in the
volume not exceeding 3 billion cubic meters, and
GAZPROM Germania GmbH will pay for the
services related to the transportation of gas via trunk
gas pipelines a sum in the aggregate maximum
amount of 65 million U.S. Dollars
Management
12.57
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazpromtrans pursuant to
which OOO Gazpromtrans undertakes, acting upon
OAO Gazprom's instructions and for a fee in the
aggregate maximum amount of 160000 Rubles, in its
		Management			None

own name, but at the expense of OAO Gazprom, to
arrange for works to be done in the period of 2013-
2014 related to the development and review of cost
estimate documentation, on-load pre-commissioning
tests at OAO Gazprom's facilities to be
commissioned under investment project contracts
and other works required for the on-load pre-
commissioning tests

12.58
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and ZAO Gazprom Invest Yug
pursuant to which ZAO Gazprom Invest Yug
undertakes, acting upon OAO Gazprom's
instructions and for a fee in the aggregate maximum
amount of 6.41 million Rubles, in its own name, but
at the expense of OAO Gazprom, to arrange for
works to be done in the period of 2013-2014 related
to the development and review of cost estimate
documentation, on-load pre-commissioning tests at
OAO Gazprom's facilities to be commissioned under
investment project contracts and other works
required for the on-load pre-commissioning tests
Management
12.59
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazprom Tsentrremont
pursuant to which OOO Gazprom Tsentrremont
undertakes, acting upon OAO Gazprom's
instructions and for a fee in the aggregate maximum
amount of 2.81 million Rubles, in its own name, but
at the expense of OAO Gazprom, to arrange for
works to be done in the period of 2013-2014 related
to the development and review of cost estimate
documentation, on-load pre-commissioning tests at
OAO Gazprom's facilities to be commissioned under
investment project contracts and other works
required for the on-load pre-commissioning tests
Management
12.60
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and ZAO Yamalgazinvest pursuant
to which ZAO Yamalgazinvest undertakes, acting
upon OAO Gazprom's instructions and for a fee in
the aggregate maximum amount of 12.01 million
Rubles, in its own name, but at the expense of OAO
Gazprom, to arrange for works to be done in the
period of 2013-2014 related to the development and
review of cost estimate documentation, on-load pre-
commissioning tests at OAO Gazprom's facilities to
be commissioned under investment project contracts
and other works required for the on-load pre-
commissioning tests
Management
12.61
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and ZAO Gazprom Invest Yug
pursuant to which ZAO Gazprom Invest Yug
undertakes, in the period from July 1, 2013 to
December 31, 2014, acting upon OAO Gazprom's
instructions, to provide services for the execution of
OAO Gazprom investment projects related to the
construction and commissioning of facilities, and
OAO Gazprom undertakes to pay for these services
a sum in the maximum amount of 3431.21 million
Rubles
Management
12.62
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazpromtrans pursuant to
which OOO Gazpromtrans undertakes, in the period
between July 1, 2013 and December 31, 2014,
acting upon OAO Gazprom's instructions, to provide
services for the execution of OAO Gazprom
investment projects related to the construction and
commissioning of facilities, and OAO Gazprom
undertakes to pay for these services a sum in the
maximum amount of 280 million Rubles
Management
12.63
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazprom Tsentrremont
pursuant to which OOO Gazprom Tsentrremont
undertakes, in the period between July 1, 2013 and
December 31, 2014, acting upon OAO Gazprom's
instructions, to provide services for the execution of
OAO Gazprom investment projects related to the
construction and commissioning of facilities, and
OAO Gazprom undertakes to pay for such services a
sum in the maximum amount of 347.58 million
Rubles
Management
12.64
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and ZAO Yamalgazinvest pursuant
to which ZAO Yamalgazinvest undertakes, in the
period between July 1, 2013 and December 31,
2014, acting upon OAO Gazprom's instructions, to
provide services for the execution of OAO Gazprom
investment projects related to the construction and
commissioning of facilities, and OAO Gazprom
undertakes to pay for such services a sum in the
maximum amount of 4382.35 million Rubles
Management
12.65
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO Gazprom
Gazoraspredeleniye pursuant to which OAO
Gazprom Gazoraspredeleniye undertakes, within 24
months of its signing, to perform, acting upon OAO
Gazprom's instructions, works to remove some
segments in the gas pipeline 'Pokhvistnevo-Samara
2nd String' located in Kinelsky District, Samara
Region (gas pipeline segment L-34, 1 km long, D-
300) and to deliver completed works to OAO
Gazprom, and OAO Gazprom undertakes to accept
completed works and pay for these a sum in the
aggregate maximum amount of 20.915 million
Rubles
Management
12.66
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO SOGAZ pursuant to which
OAO SOGAZ undertakes, in the event of loss,
destruction, or damage to OAO Gazprom's property
such as buildings and structures; machinery and
equipment; line pipes, process equipment and
fixtures/fittings of gas pipelines, oil pipelines,
petroleum products pipelines; buried subsea
pipelines; marine vessels; property that constitute a
part of wells, offshore floating drilling rigs and fixed
platforms (insured property), and in the event of loss
incurred by OAO Gazprom as a result of an
interruption in production operations due to
destruction, loss or damage to insured property
(insured events), to pay an insurance recovery to
OAO Gazprom or to such OAO Gazprom's
subsidiary companies to which the insured property
was leased to (beneficiaries) in the aggregate
insured amount for all occurrences not exceeding 12
trillion Rubles, and OAO Gazprom undertakes to pay
OAO SOGAZ an insurance premium in the
aggregate maximum amount of 6.356 billion Rubles,
with each insurance agreement being effective for
one year
Management
12.67
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO SOGAZ pursuant to which
OAO SOGAZ undertakes, in the event that any
damage is caused to the environment
(environmental risks), life, health or property of third
parties as a result of an incident originated from the
performance by OAO Gazprom, its subsidiaries and
related companies of onshore/offshore drilling and
exploration works, production of hydrocarbons, its
transportation, processing and storage operations,
		Management			None

construction and other associated operations,
directly associated with the stated business activities
(insured event), to make a payment of insurance to
individuals whose life, health or property was
damaged, or to legal entities whose property was
damaged, or to the State, acting through those
authorized executive agencies whose terms of
reference include environmental protection
management, if a damage is caused to the
environment, (beneficiaries), not to exceed the
aggregate insurance amount of 30 billion Rubles,
and OAO Gazprom undertakes to pay an insurance
premium in the aggregate maximum amount of 1.5
million Rubles, with this agreement being effective
for one year

CMMT	PLEASE NOTE THAT THIS AGENDA IS CONTINUED ON MEETING 211445, WHICH WILL CONTAI-N RESOLUTION ITEMS 12.68 TO 14.12. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE
TO MODIFICATION OF TEXT IN RESOLUTION-
12.51. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY-
FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting
GAZPROM OAO, MOSCOW
Security	368287207	Meeting Type			Annual General Meeting
Ticker Symbol	OGZD LI	Meeting Date			28-Jun-2013
ISIN	US3682872078	Agenda			704581354 - Management
City	MOSCOW	Holding Recon Date			13-May-2013
Country	Russian Federation	Vote Deadline Date			18-Jun-2013
SEDOL(s)	2016629 - 5140989 - 5259528 - B54DNZ5	Quick Code
Item	Proposal	Type	Vote	For/Against Management
CMMT
PLEASE NOTE THAT BECAUSE OF THE SIZE OF
THE AGENDA [120 RESOLUTIONS] FOR THE G-
AZPROM OF RUSSIA MEETING. THE AGENDA
HAS BEEN BROKEN UP AMONG TWO
INDIVIDUAL M-EETINGS. THE MEETING IDS AND
HOW THE RESOLUTIONS HAVE BEEN BROKEN
OUT ARE AS F-OLLOWS: MEETING ID 211104
[RESOLUTIONS 1 THROUGH 12.67] AND MID
211445 [RESOLU-TIONS 12.68 THROUGH 14.12].
IN ORDER TO VOTE ON THE COMPLETE
AGENDA OF THIS ME-ETING YOU MUST VOTE
ON BOTH THE MEETINGS.
Non-Voting
12.68
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO SOGAZ pursuant to which
OAO SOGAZ undertakes, in the event that any
damage is caused to life, health or property of third
parties, or to the environment, as a result of any act
of terrorism at a hazardous industrial facility
operated by OAO Gazprom (insured event), to make
a payment of insurance to individuals whose life,
health or property was damaged, or to legal entities
whose property was damaged, or to the State, acting
through those authorized executive agencies whose
terms of reference include environmental protection
management, if a damage is caused to the
environment, (beneficiaries), not to exceed the
aggregate insurance amount of 700 million Rubles,
and OAO Gazprom undertakes to pay an insurance
premium in the aggregate maximum amount of 3
million Rubles, with each insurance agreement being
effective for one year
Management
12.69
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO SOGAZ pursuant to which
OAO SOGAZ undertakes, in the event of occurrence
of liability by OAO Gazprom acting as a custom
agent as a result of any damage caused to the
property of third parties represented by OAO
		Management			None

Gazprom in connection with the execution of
customs formalities (beneficiaries), or any non-
compliances with agreements entered into with such
parties (insured events), to make a payment of
insurance to such third parties in a sum not
exceeding 20 million Rubles for each of occurrences,
and OAO Gazprom undertakes to pay OAO SOGAZ
an insurance premium in the aggregate maximum
amount of 300000 Rubles, with this agreement being
effective for one year

12.70
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO SOGAZ pursuant to which
OAO SOGAZ undertakes, in the event that any
damage is caused to life or health of OAO
Gazprom's employees (insured persons) as a result
of an accident occurred during the period of
coverage, or a disease diagnosed during the life of
agreements (insured events), to make a payment of
insurance to the insured person or to the person
appointed by the beneficiary, or to the successor of
the insured person (beneficiaries) not to exceed the
aggregate insurance amount of 680 billion Rubles,
and OAO Gazprom undertakes to pay OAO SOGAZ
an insurance premium in the aggregate maximum
amount of 60 million Rubles, with each insurance
agreement being effective for one year
Management
12.71
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO SOGAZ pursuant to which
OAO SOGAZ undertakes, in the event that any
employee of OAO Gazprom, or member of his/her
immediate family, or a retired former employee of
OAO Gazprom, or member of his/her immediate
family (insured persons who are beneficiaries) seeks
medical services with any health care institution
(insured events), to arrange for such services to be
provided and pay for these to the insured persons in
the aggregate insurance amount not exceeding 550
billion Rubles, and OAO Gazprom undertakes to pay
OAO SOGAZ an insurance premium in the
aggregate maximum amount of 1.3 billion Rubles,
with each insurance agreement being effective for
one year
Management
12.72
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO SOGAZ pursuant to which
OAO SOGAZ undertakes, in the event that any
damage (loss or destruction) is caused to a vehicle
owned by OAO Gazprom or if such vehicle gets
stolen, hijacked or any parts/details/units/assemblies
		Management			None

or accessories of such vehicle get stolen (insured
events), to make a payment of insurance to OAO
Gazprom (beneficiary) not to exceed the aggregate
insurance amount of 1340 million Rubles, and OAO
Gazprom undertakes to pay OAO SOGAZ an
insurance premium in the aggregate maximum
amount of 24.45 million Rubles, with each insurance
agreement being effective for one year

12.73
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO SOGAZ pursuant to which
OAO SOGAZ undertakes, in the event that: any
claims are filed against any members of the Board of
Directors or Management Committee of OAO
Gazprom who hold neither public positions in the
Russian Federation Government nor any State civil
service positions (insured persons) by any
individuals or legal entities who benefit from the
agreement and who could suffer damage, including
shareholders of OAO Gazprom, debtors and lenders
of OAO Gazprom, employees of OAO Gazprom, and
the Russian Federation as represented by its
authorized agencies and representatives (third
parties (beneficiaries)) for a compensation of loss
resulting from unintentional erroneous actions
(omissions) by insured persons while conducting
their managerial activities; any legal or other
expenses to settle such claims arise with insured
persons; any claims are filed against OAO Gazprom
by third parties (beneficiaries) for a compensation of
loss resulting from unintentional erroneous actions
(omissions) by insured persons while conducting
their managerial activities on the basis of claims filed
in respect of OAO Gazprom's securities, as well as
claims originally filed against insured persons; any
legal or other expenses to settle such claims arise
with OAO Gazprom (insured events)to make a
payment of insurance to third parties (beneficiaries)
whose interests suffered damage and to insured
persons and/or OAO Gazprom, in the event that any
legal or other expenses to settle such claims of
compensation not to exceed the aggregate
insurance amount of the Ruble equivalent of 100
million U.S. Dollars, and OAO Gazprom undertakes
to pay OAO SOGAZ an insurance premium in the
aggregate maximum amount of the Ruble equivalent
of 2 million U.S. Dollars, with this agreement being
effective for one year
Management
12.74
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO Gazprom Transgaz
Belarus (Licensee) pursuant to which OAO Gazprom
will grant the Licensee an ordinary (non-exclusive)
license for the right to use a software for electronic
data processing machines such as a
		Management			None

Software/Hardware System for Periodic Analysis and
Planning of Steady-State Operating Conditions of
Gas Transportation Systems in Gas Transportation
Companies with Maintenance of Historical Data
Bases and Data Exchange between 'Astra-Gas'
Management Levels (S/W/H/W System Astra-Gas)
by storing it in the memory of Licensee's electronic
data processing machines, and the Licensee will pay
OAO Gazprom a license fee in the aggregate
maximum amount of 220000 Rubles

12.75
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO SOGAZ pursuant to which
OAO SOGAZ undertakes, in the event that any
individuals, employees of OAO Gazprom, who are
traveling on official business away from their
permanent place of residence (insured persons who
are beneficiaries) need to incur any expenses during
such business trip period that are associated with:
sudden illness or accident occurred with the insured
person; reasons that require that the insured person
return back home ahead of time; loss of luggage or
IDs; that the insured person needs to receive a legal
advice in respect of any injury or motor vehicle
accident in the period of his/her business trip;
services required to be provided to search and
rescue the insured person in the event of any
contingency he/she becomes victim to (a situation
endangering the life and health of the insured
person); situations that require a compensation of
damages caused to the life, health and property of
third parties (insured events), to make a payment of
insurance to the insured person and/or the company
engaged in the provision of services to the insured
person on occurrence of insured events (service
company) in the aggregate insurance amount for all
insured events not exceeding 1 billion Rubles, and
OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in the aggregate maximum
amount of 1.3 million Rubles, with each of the
agreements being effective for one year
Management
12.76
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Vostokgazprom, Gazprom
bank (Open Joint Stock Company), OAO Gazprom
Gazoraspredeleniye, OOO Gazprom Export, OOO
Gazpromtrans, ZAO Gazprom Invest Yug, OAO
Gazprom Space Systems, OOO Gazprom
Komplektatsiya, OAO Gazprom Neft, OAO Druzhba,
OOO Gazprom Mezhregiongaz, OAO Gazprom
Neftekhim Salavat, OAO SOGAZ, DOAO
Tsentrenergogaz of OAO Gazprom, OAO Tsentrgaz,
OOO Gazprom Tsentrremont, ZAO Yamalgazinvest,
OAO Gazprom Gazenergoset and OAO Gazprom
Transgaz Belarus (the Contractors) pursuant to
		Management			None

which the Contractors undertake, in the period from
October 1, 2013 to January 31, 2014, acting upon
OAO Gazprom's instructions, to provide the services
related to making all necessary arrangements and
carrying out a stocktaking of fixed assets of OAO
Gazprom being leased to the Contractors, and OAO
Gazprom undertakes to pay for such services a sum
in the maximum amount of 3.3 million Rubles

12.77
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and ZAO Yamalgazinvest, OOO
Temryukmortrans, OAO Gazpromtrubinvest and
Gazprom (UK) Limited (the Licensees) pursuant to
which OAO Gazprom will grant the Licensees an
ordinary (non-exclusive) license to use OAO
Gazprom's trademarks such as specified [Gazprom],
Gazprom and registered in the State Register of
Trade Marks and Service Marks of the Russian
Federation, with certificates for trademarks (service
marks) issued on November 19, 2002 #228275,
November 19, 2002 #228276, September 3, 2002
#220181, on goods, labels, packaging of goods that
are manufactured, offered for sale, sold, or displayed
at exhibitions or fairs, or otherwise introduced into
the civil circulation in the Russian Federation, or
stored or transported for such purpose, or imported
to the Russian Federation; during the performance of
work or provision of services; on supporting,
business, or other documentation, including these of
related to the introduction of goods into the civil
circulation; on commercial offers for sale of goods,
provision of services or performance of works, or in
announcements or advertisements, or in connection
with charitable or sponsored events, or in printed
publications, headed notepaper, signs, including
signs on administrative buildings, industrial facilities,
vehicles, or on clothes or personal protective
clothes, or on the Licensees' corporate seals, or in
web-based media, or in the Licensees' trade names,
until exclusive rights to OAO Gazprom's trademarks
expire, and Licensees will pay OAO Gazprom a
license fee for the right to use OAO Gazprom's
trademarks in the aggregate maximum amount of
16.99 million Rubles or its equivalent in other
currency
Management
12.78
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement between
OAO Gazprom and OOO Gazprom Tsentrremont
(the Licensee) pursuant to which the Licensee, upon
the prior written content from OAO Gazprom, will be
entitled to enter into sub-licensing agreements with
third parties (the Sub-Licensees) for the use of OAO
Gazprom's trademarks such as specified [Gazprom],
Gazprom and registered in the State Register of
Trade Marks and Service Marks of the Russian
		Management			None

Federation, with certificates for trademarks (service
marks) issued on November 19, 2002 #228275,
November 19, 2002 #228276, September 3, 2002
#220181, within the rights and subject to the manner
of use as stipulated by the Licensing Agreement in
respect of the Licensee, and the Licensee will pay
OAO Gazprom a license fee for the right to use
trademarks under sub-licensing agreements in the
aggregate maximum amount of 16.99 million Rubles

12.79
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement between
OAO Gazprom and Gazprom bank (Open Joint
Stock Company) (the Licensee) pursuant to which
OAO Gazprom will grant the Licensee an ordinary
(non-exclusive) license to use OAO Gazprom's
trademarks such as specified [Gazprom], Gazprom
and registered in the State Register of Trade Marks
and Service Marks of the Russian Federation, with
certificates for trademarks (service marks) issued on
November 19, 2002 #228275 and November 19,
2002 #228276, on goods, labels, packaging of goods
that are manufactured, offered for sale, sold, or
displayed at exhibitions or fairs, or otherwise
introduced into the civil circulation in the Russian
Federation, or stored or transported for such
purpose, or imported to the Russian Federation;
during the performance of work or provision of
services on supporting, business, or other
documentation, including these of related to the
introduction of goods into the civil circulation; on
commercial offers for sale of goods, provision of
services or performance of works, or in
announcements or advertisements, or in connection
with charitable or sponsored events, or in printed
publications, headed notepaper, signs, including
signs on administrative buildings, industrial facilities,
vehicles, or on clothes or personal protective
clothes, or on the Licensee's (Sub-Licensees')
corporate seals, or in web-based media, or in the
Licensee's (Sub-Licensees') trade names, until
exclusive rights to OAO Gazprom's trademarks
expire, and with the right, upon OAO Gazprom's
prior written consent, to enter into sub-licensing
agreements with third parties for entitlement to use
above-mentioned trademarks within the rights and
subject to the manner of use as stipulated by the
Licensing Agreement in respect of the Licensee, and
the Licensee will pay OAO Gazprom a license fee for
the right to use OAO Gazprom's trademarks and for
the right to use OAO Gazprom's trademarks under
sub-licensing agreements by the Licensee in the
aggregate maximum amount of 42.48 million Rubles
Management
12.80
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement between
OAO Gazprom and GAZPROM Germania GmbH
		Management			None

(the Trademark Holder) pursuant to which the
Trademark Holder will assign its full exclusive right to
the trademark as specified registered in navy-blue
and white colors/color combination by the German
Patent and Trade Mark Office (Deutsches Patent-
und Markenamt-DPMA), with the certificate #
30664412 registered on March 8, 2007, to OAO
Gazprom in respect of all goods and services for
which such trademark was registered, and OAO
Gazprom undertakes to pay the Trademark Holder a
fee in the aggregate maximum amount of 3500
Euros or its equivalent in other currency which
includes a value added tax computed at a tax rate
consistent with the Russian Federation laws to be
deducted from the fee and to be paid by OAO
Gazprom, acting as a tax agent, to the budget of the
Russian Federation

12.81
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OAO Gazprom Transgaz
Belarus and Gazprom (UK) Limited (the Licensees)
pursuant to which OAO Gazprom will grant the
Licensees an ordinary (non-exclusive) license to use
OAO Gazprom's trademarks such as specified
[Gazprom], Gazprom and registered by the
International Bureau of the World Intellectual
Property Organization in the International Register
with international registration numbers-807841,
807842, 807840, date of the international
registration-April 22, 2003, on goods, labels, goods
packaging; during performance of works, provision of
services; on supporting, business and other
documents; in advertisements, printed publications,
on headed notepaper, on signage, during display of
exhibits at exhibitions and fairs; in web-based media;
in trade names of the Licensees; on corporate seals
of the Licensees until exclusive rights to international
trademarks of OAO Gazprom expire, and the
Licensees will pay OAO Gazprom a license fee for
the right to use international trademarks of OAO
Gazprom in the aggregate maximum amount of 7.08
million Rubles or its equivalent in other currency
Management
12.82
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and Gazprom Marketing & Trading
Limited (the Trademark Holder) pursuant to which
the Trademark Holder will assign its full exclusive
rights to trademarks GAZPROM and GAZPROM UK
TRADING registered by the UK Intellectual Property
Office, certificate #2217196, registered on November
24, 2000 and certificate #2217144, registered on
September 1, 2000, in respect of all goods and
services for which such trademarks were registered,
and OAO Gazprom will pay the Trademark Holder a
		Management			None

fee in the aggregate maximum amount of 4000
Euros or its equivalent in other currency which
includes a value added tax computed at a tax rate
consistent with the Russian Federation laws to be
deducted from the fee and to be paid by OAO
Gazprom, acting as a tax agent, to the budget of the
Russian Federation

12.83
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO Gazprom Neft (the
Licensee) pursuant to which OAO Gazprom will
grant the Licensee an exclusive license for the use
of OAO Gazprom's trademarks such as as specified
and as specified registered in navy-blue and white
colors/color combination in the State Register of
Certificates of Ukraine on Signs for the Goods and
Services, certificates on signs for the goods and
services dated December 27, 2010 #132820, dated
December 27, 2010 #132821, on goods, labels,
packaging of goods; during the performance of
works or provision of services; on commercial offers
for sale of goods, performance of works and
provision of services; during charitable and
sponsored events; on supporting, business, or other
documentation; in announcements or
advertisements, in printed publications, headed
notepaper, signs, including signs on administrative
buildings, industrial facilities, multipurpose fueling
facilities with associated types of motorway services,
shops, car-washes, cafes, service/tire shops,
recreational facilities, on vehicles, and on clothes or
personal protective clothes; in web-based media; in
the Licensee's (Sub-Licensees') trade names; on the
Licensee's (Sub-Licensees') corporate seals, until
exclusive rights to OAO Gazprom trademarks expire,
with the right, upon the prior written consent from
OAO Gazprom, to enter into sub-licensing
agreements with third parties (Sub-Licensees) for
the entitlement to use the above-mentioned OAO
Gazprom's trademarks within the rights and subject
to the manner of use as stipulated by the Licensing
Agreement in respect of the Licensee, and the
Licensee will pay OAO Gazprom a license fee for the
right to use OAO Gazprom's trademarks and for the
right to use OAO Gazprom's trademarks under sub-
licensing agreements by the Licensee in the
aggregate maximum amount of 8.49 million Rubles
or its equivalent in other currency
Management
12.84
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreement between
OAO Gazprom and OAO Gazprom Neft (the
Licensee) pursuant to which OAO Gazprom will
grant the Licensee an exclusive license for the use
of OAO Gazprom's trademarks such as and
registered in navy-blue and white colors/color
		Management			None

combination in the State Register of Trademarks of
Kyrgyz Republic, certificates issued by the State
Patent Service of the Kyrgyz Republic dated
September 30, 2010 #10310, dated September 30,
2010 #10311, on goods, labels, packaging of goods;
during the performance of works or provision of
services; on commercial offers for sale of goods,
performance of works and provision of services;
during charitable and sponsored events; on
supporting, business, or other documentation; in
announcements or advertisements, in printed
publications, headed notepaper, signs, including
signs on administrative buildings, industrial facilities,
multipurpose fueling facilities with associated types
of motorway services, shops, car-washes, cafes,
service/tire shops, recreational facilities, on vehicles,
and on clothes or personal protective clothes; in
web-based media; in the Licensee's (Sub-
Licensees') trade names; on the Licensee's (Sub-
Licensees') corporate seals, until exclusive rights to
OAO Gazprom trademarks expire, with the right,
upon the prior written consent from OAO Gazprom,
to enter into sub-licensing agreements with third
parties (Sub-Licensees) for the entitlement to use
the above-mentioned OAO Gazprom's trademarks
within the rights and subject to the manner of use as
stipulated by the Licensing Agreement in respect of
the Licensee, and the Licensee will pay OAO
Gazprom a license fee for the right to use OAO
Gazprom's trademarks and for the right to use OAO
Gazprom's trademarks under sub-licensing
agreements by the Licensee in the aggregate
maximum amount of 5.66 million Rubles or its
equivalent in other currency

12.85
Approve, in accordance with the Chapter XI of the
Federal Law "On Joint Stock Companies" and
Chapter IX of the OAO Gazprom Charter, the
following related-party transactions that may be
entered into by the OAO Gazprom in future in the
ordinary course of business: Agreements between
OAO Gazprom and OOO Gazprom Mezhregiongaz
pursuant to which OAO Gazprom will supply, and
OOO Gazprom Mezhregiongaz will accept (take off)
gas in the volume not exceeding 305 billion cubic
meters, subject to a monthly delivery schedule, and
pay for gas a sum in the aggregate maximum
amount of 1.5 trillion Rubles
Management
CMMT
PLEASE NOTE THAT CUMULATIVE VOTING
APPLIES TO THIS RESOLUTION REGARDING
THE EL-ECTION OF DIRECTORS. STANDING
INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS MEETING.-PLEASE NOTE THAT ONLY A
VOTE "FOR" THE DIRECTOR WILL BE
CUMULATED. PLEASE CON-TACT YOUR CLIENT
SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
Non-Voting
13.1	Elect the following person to the Board of Directors of OAO "Gazprom": Akimov Andrey Igorevich	Management
13.2	Elect the following person to the Board of Directors of OAO "Gazprom": Gazizullin Farit Rafikovich	Management
13.3	Elect the following person to the Board of Directors of OAO "Gazprom": Zubkov Viktor Alekseevich	Management
13.4	Elect the following person to the Board of Directors of OAO "Gazprom": Karpel Elena Evgenievna	Management
13.5	Elect the following person to the Board of Directors of OAO "Gazprom": Koulibaev Timur Askarovich	Management
13.6	Elect the following person to the Board of Directors of OAO "Gazprom": Markelov Vitaly Anatolievich	Management
13.7	Elect the following person to the Board of Directors of OAO "Gazprom": Martynov Viktor Georgievich	Management
13.8	Elect the following person to the Board of Directors of OAO "Gazprom": Mau Vladimir Aleksandrovich	Management
13.9	Elect the following person to the Board of Directors of OAO "Gazprom": Miller Alexey Borisovich	Management
13.10	Elect the following person to the Board of Directors of OAO "Gazprom": Musin Valery Abramovich	Management
13.11	Elect the following person to the Board of Directors of OAO "Gazprom": Sereda Mikhail Leonidovich	Management
CMMT
PLEASE NOTE THAT ALTHOUGH THERE ARE 12
CANDIDATES TO BE ELECTED AS AUDIT
COMMI-SSION MEMBERS, THERE ARE ONLY 9
VACANCIES AVAILABLE TO BE FILLED AT THE
MEETIN-G. THE STANDING INSTRUCTIONS FOR
THIS MEETING WILL BE DISABLED AND, IF YOU
CHO-OSE, YOU ARE REQUIRED TO VOTE FOR
ONLY 9 OF THE 12 AUDIT COMMISSION
MEMBERS. T-HANK YOU.
Non-Voting
14.1	Elect the following person to the Audit Commission of OAO "Gazprom": Antoshin Viktor Vladimirovich	Management
14.2	Elect the following person to the Audit Commission of OAO "Gazprom": Arkhipov Dmitry Aleksandrovich	Management
14.3	Elect the following person to the Audit Commission of OAO "Gazprom": Belobrov Andrei Viktorovich	Management
14.4	Elect the following person to the Audit Commission of OAO "Gazprom": Bikulov Vadim Kasymovich	Management
14.5	Elect the following person to the Audit Commission of OAO "Gazprom": Kuzovlev Mikhail Valerievich	Management
14.6	Elect the following person to the Audit Commission of OAO "Gazprom": Mikhina Marina Vitalievna	Management
14.7	Elect the following person to the Audit Commission of OAO "Gazprom": Morozova Lidiya Vasilievna	Management
14.8	Elect the following person to the Audit Commission of OAO "Gazprom": Nesterova Anna Borisovna	Management
14.9	Elect the following person to the Audit Commission of OAO "Gazprom": Nozadze Georgy Avtandilovich	Management
14.10	Elect the following person to the Audit Commission of OAO "Gazprom": Nosov Yuri Stanislavovich	Management
14.11	Elect the following person to the Audit Commission of OAO "Gazprom": Oganyan Karen Iosifovich	Management
14.12	Elect the following person to the Audit Commission of OAO "Gazprom": Yugov Aleksandr Sergeevich	Management
CMMT	REMINDER PLEASE NOTE IN ORDER TO VOTE ON THE FULL MEETING AGENDA YOU MUST ALSO-VOTE ON MEETING ID 211104 WHICH CONTAINS RESOLUTIONS 1 TO 12.67.	Non-Voting
CMMT
PLEASE NOTE THAT THIS IS A REVISION DUE
TO MODIFICATION OF TEXT IN RESOLUTION-
12.82. IF YOU HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY-
FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Non-Voting

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Investment Managers Series Trust

By (Signature and Title)*		/s/ John Zader
John Zader, President
Date	August 7, 2013

* Print the name and title of each signing officer under his or her signature.